Oppenheimer Discovery Fund

6803 South Tucson Way, Englewood, Colorado  80112
1-800-525-7048

Statement of Additional Information dated January 16, 2001, revised, August 13, 2001

         This Statement of Additional  Information is not a Prospectus.  This document contains  additional  information about the Fund and supplements  information in the Prospectus  dated January 16, 2001. It should be read together with the Prospectus.  You can obtain the Prospectus by writing to the Fund's Transfer Agent,  OppenheimerFunds  Services,  at P.O. Box 5270,  Denver,  Colorado 80217, or by
calling the Transfer Agent at the toll-free  number shown above,  or by downloading it from the  OppenheimerFunds  Internet web site at
www.oppenheimerfunds.com.

Contents
                                                                                                          Page
About the Fund

About Your Account

Financial Information About the Fund

ABOUT THE FUND

Additional Information About the Fund's Investment Policies and Risks

         The investment  objective,  the principal  investment policies and the main risks of the Fund are described in the Prospectus.
This Statement of Additional  Information contains supplemental  information about those policies and risks and the types of securities that the Fund's investment  Manager,  OppenheimerFunds,  Inc., can select for the Fund.  Additional  information is also provided about the strategies that the Fund may use to try to achieve its objective.

The Fund's Investment Policies.

The  composition of the Fund's  portfolio and the techniques and  strategies  that the Manager uses in selecting  portfolio  securities will vary over time. The Fund is not required to use all of the investment  techniques  and strategies  described  below in seeking its goal. It may use some of the special investment techniques and strategies at some times or not at all.

         |X|  Cyclical  Opportunities.  The Fund might also seek to take  advantage  of changes in the  business  cycle by investing in companies  that are sensitive to those changes if the Manager  believes they have growth  potential.  For example,  when the economy is expanding,  companies in the consumer  durables and technology  sectors might benefit and offer long-term growth  opportunities.  Other cyclical  industries  include  insurance,  for example.  The fund focuses on seeking  growth over the long term, but could seek to take tactical advantage of short-term market movements or events affecting particular issuers or industries.

         |X|  Investments  in Equity  Securities.  The Fund focuses its  investments  in equity  securities of small growth  companies.
Equity securities  include common stocks,  preferred  stocks,  rights and warrants,  and securities  convertible into common stock. The
Fund's  investments will primarily include stocks of companies having a market  capitalization of up to $3 billion,  generally measured at the time of the Fund's  investment.  However,  the Fund is not  required to sell  securities  it holds of an issuer if the  issuer's capitalization exceeds $3 billion.

         The Fund can also invest a portion of its assets in  securities  of issuers  having a market  capitalization  greater  than $3 billion.  At times,  in the  Manager's  view,  the market may favor or disfavor  securities  of issuers of a particular  capitalization range.  Therefore the Fund may change relative emphasis on its equity investments in securities of one or more  capitalization  ranges, based upon the Manager's judgment of where the best market opportunities are to seek the Fund's objective.

         Growth  companies  might be  providing  new  products or services  that could  enable them to capture a dominant or  important market position.  They may have a special area of expertise or the capability to take advantage of changes in demographic  factors in a more profitable way than larger, more established companies.

         Growth  companies  tend to retain a large part of their earnings for research,  development  or investment in capital  assets.
Therefore,  they do not tend to emphasize  paying  dividends,  and may not pay any dividends  for some time.  They are selected for the
Fund's portfolio because the Manager believes the price of the stock will increase over the long term.

         Current income is not a criterion used to select portfolio  securities.  However,  certain debt securities may be selected for the Fund's  portfolio for defensive  purposes  (including debt securities that the Manager  believes may offer some  opportunities  for capital appreciation when stocks are disfavored).

         In general,  securities  of  small-cap  issuers may be subject to greater  price  volatility  in general  than  securities  of large-cap and mid-cap companies.  Therefore,  to the degree that the Fund has investments in smaller capitalization  companies at times of market  volatility,  the Fund's share price may fluctuate more. As noted below, the Fund limits such investments in unseasoned small cap issuers.

                  |_| Over-the-Counter Securities.  Small-cap growth companies that are newer companies may offer greater opportunities for capital  appreciation  than  securities of large,  more  established  companies.  However,  securities of small-cap  companies also involve  greater risks than  securities of larger  companies.  Securities of small  capitalization  issuers may be traded on securities exchanges or in the over-the-counter  market. The over-the-counter  markets,  both in the U.S. and abroad, may have less liquidity than securities  exchanges.  That lack of  liquidity  can  affect  the price  the Fund is able to obtain  when it wants to sell a  security, because if there are fewer buyers and less demand for a  particular  security,  the Fund might not be able to sell it at an  acceptable price or might have to reduce the price in writing to accept in order to dispose of the security.

         In the U.S.,  the  principal  over-the-counter  market is the NASDAQ Stock  Market,  Inc.,  which is regulated by the National
Association of Securities  Dealers,  Inc. It consists of an electronic  quotation  system for certain  securities,  and a security must have at least two market  makers to be  included  in NASDAQ.  There are other  over-the-counter  markets in the U.S.,  as well as those abroad, as long as a dealer is willing to make a market in a particular security.

                  |_|  Convertible  Securities.  While some  convertible  securities are a form of debt  security,  in many cases their conversion  feature  (allowing  conversion  into  equity  securities)  causes them to be regarded  more as "equity  equivalents."  As a result,  the rating  assigned  to the  security  has less impact on the  Manager's  investment  decision  with  respect to  convertible securities than in the case of non-convertible  debt fixed income  securities.  To determine whether  convertible  securities should be regarded as "equity equivalents," the Manager examines the following factors:
(1)      whether,  at the option of the  investor,  the  convertible  security can be exchanged  for a fixed number of shares of common stock of the issuer,
(2)      whether the issuer of the  convertible  securities  has restated  its  earnings  per share of common stock on a fully  diluted basis (considering the effect of conversion of the convertible securities), and
(3)      the extent to which the convertible security may be a defensive "equity  substitute,"  providing the ability to participate in any appreciation in the price of the issuer's common stock.

                  |_| Rights and  Warrants.  The Fund can invest in  warrants  or rights,  including  warrants  and rights the Fund has acquired as part of units of securities or that are attached to other  securities  that the Fund buys.  Warrants  basically are options to purchase equity  securities at specific prices valid for a specific  period of time.  Their prices do not necessarily  move parallel to the prices of the underlying  securities.  Rights are similar to warrants,  but normally have a short  duration and are  distributed directly by the issuer to its  shareholders.  Rights and warrants have no voting  rights,  receive no dividends and have no rights with respect to the assets of the issuer.

         |X| Foreign  Securities.  The Fund may purchase equity securities issued or guaranteed by foreign companies or debt securities issued by foreign  governments.  "Foreign  securities"  include  equity and debt  securities of companies  organized  under the laws of countries  other  than the United  States.  They may be traded on  foreign  securities  exchanges  or in the  foreign  over-the-counter markets.

         Securities of foreign issuers that are  represented by American  Depository  Receipts or that are listed on a U.S.  securities exchange  or traded in the U.S.  over-the-counter  markets  are not  considered  "foreign  securities"  for the  purpose  of the Fund's investment  allocations.  That is because they are not subject to many of the special  considerations and risks,  discussed below, that apply to foreign securities traded and held abroad.

         Investing in foreign  securities  offers  potential  benefits not available  from  investing  solely in securities of domestic issuers.  They include the  opportunity to invest in foreign  issuers that appear to offer growth  potential,  or in foreign  countries with economic  policies or business  cycles  different from those of the U.S., or to reduce  fluctuations  in portfolio value by taking advantage of foreign stock markets that do not move in a manner parallel to U.S.  markets.  The Fund will hold foreign currency only in connection with the purchase or sale of foreign securities.

         |_| Risks of Foreign  Investing.  Investments  in foreign  securities may offer special  opportunities  for investing but also present special  additional risks and considerations not typically  associated with investments in domestic  securities.  Some of these additional risks are:
o        reduction of income by foreign taxes;
o        fluctuation in value of foreign  investments due to changes in currency rates or currency  control  regulations  (for example, currency blockage);
o        transaction charges for currency exchange;
o        lack of public information about foreign issuers;
o        lack of uniform accounting,  auditing and financial  reporting  standards in foreign countries  comparable to those applicable to domestic issuers;
o        less volume on foreign exchanges than on U.S. exchanges;
o        greater volatility and less liquidity on foreign markets than in the U.S.;
o        less governmental regulation of foreign issuers, stock exchanges and brokers than in the U.S.;
o        greater difficulties in commencing lawsuits;
o        higher brokerage commission rates than in the U.S.;
o        increased risks of delays in settlement of portfolio transactions or loss of certificates for portfolio securities;
o        possibilities  in some  countries of  expropriation,  confiscatory  taxation,  political,  financial or social  instability or adverse diplomatic developments; and
o        unfavorable differences between the U.S. economy and foreign economies.

         In the past, U.S.  Government  policies have discouraged  certain  investments abroad by U.S.  investors,  through taxation or other restrictions, and it is possible that such restrictions could be re-imposed.

         |_| Special  Risks of Emerging  Markets.  Emerging and  developing  markets  abroad may also offer special  opportunities  for growth investing but have greater risks than more developed foreign markets, such as those in Europe,  Canada,  Australia,  New Zealand and Japan.  There may be even less liquidity in their securities  markets,  and settlements of purchases and sales of securities may be subject to additional  delays.  They are subject to greater risks of limitations on the  repatriation  of income and profits because of currency  restrictions imposed by local governments.  Those countries may also be subject to the risk of greater political and economic instability, which can greatly affect the volatility of prices of securities in those countries.

         |X| Portfolio Turnover.  "Portfolio  turnover" describes the rate at which the Fund traded its portfolio securities during its last fiscal year.  For example,  if a fund sold all of its  securities  during the year,  its  portfolio  turnover rate would have been
100%.  The Fund's  portfolio  turnover rate will  fluctuate  from year to year and the Fund may have a portfolio  turnover rate of more than 100% annually.

         Increased  portfolio  turnover  creates  higher  brokerage and  transaction  costs for the Fund,  which may reduce its overall performance.  Additionally,  the realization of capital gains from selling portfolio  securities may result in distributions of taxable long-term  capital gains to  shareholders,  since the Fund will  normally  distribute  all of its capital gains  realized each year, to avoid excise taxes under the Internal Revenue Code.

Other  Investment  Techniques  and  Strategies.  In seeking its  objective,  the Fund from time to time can use the types of investment strategies and investments  described  below.  It is not required to use all of these  strategies at all times and at times may not use them.

         |X| Investing in Small,  Unseasoned Companies.  The Fund can invest in securities of small,  unseasoned  companies.  These are companies  that have been in operation for less than three years,  including the  operations of any  predecessors.  Securities of these companies are subject to greater  volatility in their prices.  They may have a limited trading market,  which may adversely  affect the
Fund's  ability to dispose of them and can  reduce  the price the Fund  might be able to obtain for them.  Other  investors  that own a security  issued by a small,  unseasoned  issuer  for which  there is  limited  liquidity  might  trade the  security  when the Fund is attempting to dispose of its holdings of that  security.  In that case the Fund might receive a lower price for its holdings than might otherwise be obtained.  The Fund currently intends to invest not more than 10% of its net assets in those  securities,  but as a matter of  fundamental  policy can increase that limit to 20%. The Manager might increase that limit,  for example,  if it believes that these securities  offer  better  capital  appreciation  possibilities  than those of more  established  small-cap  companies.  These are more speculative securities and can increase the Fund's overall portfolio risks.

         |X| Repurchase  Agreements.  The Fund can acquire  securities subject to repurchase  agreements.  It might do so for liquidity purposes to meet  anticipated  redemptions  of Fund shares,  or pending the  investment of the proceeds  from sales of Fund shares,  or pending the settlement of portfolio securities transactions, or for temporary defensive purposes, as described below.

         In a  repurchase  transaction,  the Fund buys a  security  from,  and  simultaneously  resells it to, an  approved  vendor for delivery on an  agreed-upon  future  date.  The resale  price  exceeds the  purchase  price by an amount that  reflects an  agreed-upon interest rate effective for the period during which the repurchase  agreement is in effect.  Approved  vendors include U.S.  commercial banks, U.S. branches of foreign banks, or broker-dealers  that have been designated as primary dealers in government  securities.  They must meet credit requirements set by the Fund's Board of Trustees from time to time.

         The majority of these  transactions  run from day to day, and delivery  pursuant to the resale  typically occurs within one to five days of the  purchase.  Repurchase  agreements  having a maturity  beyond  seven days are subject to the Fund's  limits on holding illiquid  investments.  There is no limit on the amount of the Fund's net assets that may be subject to  repurchase  agreements  having maturities of seven days or less.

         Repurchase  agreements,  considered "loans" under the Investment  Company Act, are collateralized by the underlying  security.
The Fund's repurchase  agreements  require that at all times while the repurchase  agreement is in effect,  the value of the collateral must equal or exceed the repurchase price to fully  collateralize  the repayment  obligation.  However,  if the vendor fails to pay the resale price on the delivery date,  the Fund may incur costs in disposing of the  collateral and may experience  losses if there is any delay in its ability to do so. The Manager will impose  creditworthiness  requirements to confirm that the vendor is financially  sound and will continuously monitor the collateral's value.

         |X| Illiquid and Restricted  Securities.  Under the policies and procedures  established by the Fund's Board of Trustees,  the
Manager  determines  the  liquidity  of certain of the Fund's  investments.  To enable the Fund to sell its  holdings  of a  restricted security not registered  under the Securities Act of 1933, the Fund may have to cause those  securities to be registered.  The expenses of registering  restricted securities may be negotiated by the Fund with the issuer at the time the Fund buys the securities.  When the
Fund must arrange  registration  because the Fund wishes to sell the security,  a  considerable  period may elapse between the time the decision is made to sell the security and the time the security is  registered  so that the Fund could sell it. The Fund would bear the risks of any downward price fluctuation during that period.

         The Fund can also acquire restricted  securities through private  placements.  Those securities have contractual  restrictions on their public resale.  Those  restrictions might limit the Fund's ability to dispose of the securities and might lower the amount the
Fund could realize upon the sale.

         The Fund has  limitations  that apply to purchases of restricted  securities,  as stated in the Prospectus.  Those  percentage restrictions are not fundamental  policies and do not limit purchases of restricted  securities that are eligible for sale to qualified institutional  purchasers  under Rule 144A of the Securities Act of 1933, if those  securities have been determined to be liquid by the
Manager  under  Board-approved  guidelines.  Those  guidelines  take into  account the trading  activity  for such  securities  and the availability of reliable  pricing  information,  among other factors.  If there is a lack of trading interest in a particular Rule 144A security,  the Fund's holdings of that security may be considered to be illiquid.  Illiquid  securities include  repurchase  agreements maturing in more than seven days and participation interests that do not have puts exercisable within seven days.

         |X| Loans of Portfolio  Securities.  To raise cash for  liquidity  purposes,  the Fund can lend its  portfolio  securities  to brokers,  dealers and other types of  financial  institutions  approved by the Fund's Board of Trustees.  The Fund  currently  does not intend to engage in loans of  securities  in the coming  year,  but if it does so,  such loans will not likely  exceed 5% of the Fund's total assets.

         There are some risks in  connection  with  securities  lending.  The Fund might  experience  a delay in  receiving  additional collateral  to secure a loan,  or a delay in  recovery  of the  loaned  securities  if the  borrower  defaults.  The Fund must  receive collateral for a loan. Under current applicable  regulatory  requirements  (which are subject to change), on each business day the loan collateral must be at least equal to the value of the loaned  securities.  It must consist of cash, bank letters of credit,  securities of the U.S.  Government or its agencies or  instrumentalities,  or other cash equivalents in which the Fund is permitted to invest.  To be acceptable as collateral,  letters of credit must obligate a bank to pay amounts  demanded by the Fund if the demand meets the terms of the letter. The terms of the letter of credit and the issuing bank both must be satisfactory to the Fund.

         When it lends  securities,  the Fund  receives  amounts  equal to the  dividends  or  interest on loaned  securities.  It also receives one or more of (a)  negotiated  loan fees, (b) interest on securities  used as collateral,  and (c) interest on any short-term debt securities  purchased with such loan  collateral.  Either type of interest may be shared with the borrower.  The Fund may also pay reasonable  finder's,  custodian  and  administrative  fees in  connection  with these  loans.  The terms of the Fund's loans must meet applicable  tests under the Internal  Revenue Code and must permit the Fund to reacquire  loaned  securities on five days' notice or in time to vote on any important matter.

         |X| Borrowing for Leverage.  The Fund has the ability to borrow from banks on an unsecured  basis to invest the borrowed funds in  portfolio  securities.  This  speculative  technique is known as  "leverage."  The Fund may borrow only from banks.  Under  current regulatory  requirements,  borrowings can be made only to the extent that the value of the Fund's assets,  less its  liabilities  other than  borrowings,  is equal to at least 300% of all borrowings  (including the proposed  borrowing).  If the value of the Fund's assets fails to meet this 300% asset coverage  requirement,  the Fund will reduce its bank debt within three days to meet the requirement.  To do so, the Fund might have to sell a portion of its investments at a disadvantageous time.

         The Fund will pay interest on these loans,  and that interest  expense will raise the overall  expenses of the Fund and reduce its returns. If it does borrow, its expenses will be greater than comparable funds that do not borrow for leverage.  Additionally,  the
Fund's net asset value per share might fluctuate more than that of funds that do not borrow.  Currently,  the Fund does not contemplate using this technique, but if it does so, it will not likely be to a substantial degree.

         |X|  Derivatives.  The Fund can invest in a variety of  derivative  investments  to seek  income  for  liquidity  needs or for hedging  purposes.  Some  derivative  investments  the Fund can use are the hedging  instruments  described  below in this Statement of
Additional  Information.  However, the Fund does not use, and does not currently contemplate using,  derivatives or hedging instruments to a significant degree.

         Some of the  derivative  investments  the  Fund  can use  include  "debt  exchangeable  for  common  stock"  of an  issuer  or
"equity-linked  debt  securities"  of an issuer.  At maturity,  the debt  security is exchanged for common stock of the issuer or it is payable in an amount based on the price of the issuer's  common stock at the time of maturity.  Both  alternatives  present a risk that the amount  payable at maturity will be less than the principal  amount of the debt because the price of the issuer's  common stock may not be as high as the Manager expected.

         |X|  Hedging.  Although  the Fund does not  anticipate  the  extensive  use of hedging  instruments,  the Fund can use hedging instruments.  To  attempt to protect  against  declines  in the  market  value of the  Fund's  portfolio,  to permit the Fund to retain unrealized  gains in the value of portfolio  securities  which have  appreciated,  or to facilitate  selling  securities for investment reasons, the Fund could:
         |_|  sell futures contracts,
         |_|  buy puts on such futures or on securities, or
         |_|  write  covered calls on securities  or futures.  Covered  calls may also be used to increase the Fund's  income,  but the
              Manager does not expect to engage extensively in that practice.

         The Fund can use  hedging  to  establish  a  position  in the  securities  market as a  temporary  substitute  for  purchasing particular  securities.  In that case the Fund would normally seek to purchase the securities and then terminate that hedging position.
The Fund might also use this type of hedge to attempt to protect against the  possibility  that its portfolio  securities  would not be fully included in a rise in value of the market. To do so the Fund could:
         |_| buy futures, or
         |_| buy calls on such futures or on securities.

         The Fund's  strategy of hedging  with  futures and  options on futures  will be  incidental  to the Fund's  activities  in the underlying  cash market.  The particular  hedging  instruments  the Fund can use are described  below.  The Fund may employ new hedging instruments and strategies when they are developed,  if those investment  methods are consistent with the Fund's  investment  objective and are permissible under applicable regulations governing the Fund.

         |_| Futures.  The Fund can buy and sell futures contracts that relate to (1)  broadly-based  stock indices (these are referred to as "stock index  futures"),  (2) other broadly based  securities  indices (these are referred to as "financial  futures"),  (3) debt securities (these are referred to as "interest rate futures"),  (4) foreign currencies (these are referred to as "forward  contracts"), and (5) commodities (these are referred to as "commodity futures").

         A  broadly-based  stock index is used as the basis for trading stock index futures.  They may in some cases be based on stocks of issuers in a particular  industry or group of industries.  A stock index assigns  relative  values to the common stocks  included in the index and its value  fluctuates in response to the changes in value of the underlying  stocks. A stock index cannot be purchased or sold directly.  Financial  futures are similar contracts based on the future value of the basket of securities that comprise the index.
These  contracts  obligate  the seller to deliver,  and the  purchaser  to take,  cash to settle the futures  transaction.  There is no delivery made of the underlying  securities to settle the futures obligation.  Either party may also settle the transaction by entering into an offsetting contract.

         An  interest  rate  future  obligates  the seller to deliver  (and the  purchaser  to take) cash or a  specified  type of debt security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the position.

         The Fund can invest a portion of its assets in commodity  futures  contracts.  Commodity futures may be based upon commodities within five main commodity groups:  (1) energy,  which includes crude oil, natural gas, gasoline and heating oil; (2) livestock,  which includes cattle and hogs; (3)  agriculture,  which includes wheat,  corn,  soybeans,  cotton,  coffee,  sugar and cocoa; (4) industrial metals,  which includes  aluminum,  copper,  lead,  nickel,  tin and zinc; and (5) precious metals,  which includes gold,  platinum and silver. The Fund may purchase and sell commodity futures  contracts,  options on futures contracts and options and futures on commodity indices with respect to these five main commodity  groups and the individual  commodities  within each group, as well as other types of commodities.

         No payment is paid or received by the Fund on the  purchase or sale of a future.  Upon  entering  into a futures  transaction, the Fund will be required to deposit an initial margin payment with the futures  commission  merchant (the "futures  broker").  Initial margin payments will be deposited with the Fund's Custodian bank in an account  registered in the futures broker's name.  However,  the futures broker can gain access to that account only under specified  conditions.  As the future is marked to market (that is, its value on the Fund's books is changed) to reflect changes in its market value,  subsequent margin payments,  called variation margin,  will be paid to or by the futures broker daily.

         At any time prior to  expiration of the future,  the Fund may elect to close out its position by taking an opposite  position, at which time a final  determination  of variation  margin is made and any additional cash must be paid by or released to the Fund. Any loss or gain on the future is then realized by the Fund for tax purposes.  All futures  transactions  (except  forward  contracts)  are effected through a clearinghouse associated with the exchange on which the contracts are traded.

         |_| Put and Call  Options.  The Fund can buy and sell certain  kinds of put options  ("puts") and call options  ("calls"),  as explained  below.  The Fund can write (that is, sell) puts.  The Fund will not write puts if, as a result,  more than 50% of the Fund's net assets would be required to be segregated to cover such put options.

                  |_| Writing  Covered  Call  Options.  The Fund can write (that is,  sell)  covered  calls on  securities,  indices or futures.  A call is covered if the Fund owns the security  subject to the call while the call is outstanding,  or, for certain types of calls,  the call may be covered by  segregating  liquid  assets to enable the Fund to satisfy its  obligation if the call is exercised.
Up to 25% of the Funds total assets may be subject to calls the Fund writes.

         When the Fund writes a call on a security,  it receives cash (a premium).  The Fund agrees to sell the underlying  security to a purchaser of a corresponding  call on the same security  during the call period at a fixed exercise price  regardless of market price changes  during the call period.  The call period is usually not more than nine months.  The exercise  price may differ from the market price of the underlying  security.  The Fund has the risk of loss that the price of the underlying security may decline during the call period.  That risk may be offset to some extent by the premium the Fund receives.  If the value of the  investment  does not rise above the call price,  it is likely that the call will lapse without being  exercised.  In that case the Fund would keep the cash premium and the investment.

         When the Fund writes a call on an index,  it receives cash (a premium).  If the buyer of the call  exercises it, the Fund will pay an amount of cash equal to the difference  between the closing price of the call and the exercise price,  multiplied by a specified multiple that determines the total value of the call for each point of difference.  If the value of the underlying  investment does not rise above the call price,  it is likely that the call will lapse without being  exercised.  In that case, the Fund would keep the cash premium.

         The Fund's Custodian,  or a securities  depository acting for the Custodian,  will act as the Fund's escrow agent, through the facilities of the Options Clearing  Corporation  ("OCC"), as to the investments on which the Fund has written calls traded on exchanges or as to other  acceptable  escrow  securities.  In that way, no margin will be required  for such  transactions.  OCC will release the securities on the expiration of the option or when the Fund enters into a closing transaction.

         To terminate  its  obligation  on a call it has written,  the Fund may purchase a  corresponding  call in a "closing  purchase transaction."  The Fund will then  realize a profit or loss,  depending  upon  whether the net of the amount of the option  transaction costs and the premium  received on the call the Fund wrote is more or less than the price of the call the Fund  purchases  to close out the transaction.  The Fund may realize a profit if the call expires  unexercised,  because the Fund will retain the underlying security and the premium it received when it wrote the call.  Any such profits are  considered  short-term  capital gains for Federal income tax purposes,  as are the premiums on lapsed calls.  When distributed by the Fund they are taxable as ordinary  income.  If the Fund cannot effect a  closing  purchase  transaction  due to the lack of a  market,  it will have to hold the  callable  securities  until the call expires or is exercised.

         The Fund may also write calls on a futures contract without owning the futures  contract or securities  deliverable  under the contract.  To do so, at the time the call is  written,  the Fund must cover the call by  segregating  an  equivalent  dollar  amount of liquid assets.  The Fund will segregate  additional liquid assets if the value of the segregated assets drops below 100% of the current value of the future.  Because of this segregation  requirement,  in no circumstances  would the Fund's receipt of an exercise notice as to that future  require the Fund to deliver a futures  contract.  It would simply put the Fund in a short  futures  position,  which is permitted by the Fund's hedging policies.

         |_| Purchasing  Calls and Puts. The Fund can purchase calls to protect against the possibility  that the Fund's portfolio will not  participate  in an  anticipated  rise in the  securities  market.  When the Fund buys a call  (other  than in a  closing  purchase transaction),  it pays a premium.  The Fund then has the right to buy the underlying  investment from a seller of a corresponding  call on the same  investment  during the call period at a fixed exercise  price.  The Fund benefits only if it sells the call at a profit or if,  during the call period,  the market price of the  underlying  investment  is above the sum of the call price plus the  transaction costs and the premium  paid for the call and the Fund  exercises  the call.  If the Fund does not exercise the call or sell it (whether or not at a profit),  the call will become  worthless at its expiration date. In that case the Fund will have paid the premium but lost the right to purchase the underlying investment.

         The Fund can buy calls on securities,  or indices, or on futures permitted by the Fund's other investment  policies.  The Fund can buy and sell futures  contracts that relate to (1) stock indices (these are referred to as "stock index  futures"),  (2) securities indices (these are referred to as "financial  futures"),  (3) debt securities  (these are referred to as "interest rate futures"),  (4)
foreign currencies (these are referred to as "forward contracts"), and (5) commodities (these are referred to as "commodity futures").

         The Fund can buy puts on  securities,  on indices or on futures that are  permitted by the Fund's other  investment  policies.
When the Fund purchases a put, it pays a premium and,  except as to puts on indices,  has the right to sell the  underlying  investment to a seller of a put on a  corresponding  investment  during the put period at a fixed  exercise  price.  Buying a put on securities or futures  the Fund owns  enables  the Fund to  attempt  to protect  itself  during the put period  against a decline in the value of the underlying  investment  below  the  exercise  price by  selling  the  underlying  investment  at the  exercise  price to a seller  of a corresponding  put. If the market price of the underlying  investment is equal to or above the exercise price and, as a result, the put is not  exercised or resold,  the put will become  worthless at its  expiration  date. In that case the Fund will have paid the premium but lost the right to sell the underlying  investment.  However,  the Fund may sell the put prior to its  expiration.  That sale may or may not be at a profit.

         When the Fund  purchases  a call or put on an index or future,  it pays a premium,  but  settlement  is in cash rather than by delivery  of the  underlying  investment  to the Fund.  Gain or loss  depends on changes  in the index in  question  (and thus on price movements in the securities market generally) rather than on price movements in individual securities or futures contracts.

         The Fund can buy a put or call only if after the  purchase,  the value of all call and put  options  held by the Fund will not exceed 5% of the Fund's total assets.

         |_| Risks of Hedging  with  Options and Futures.  The use of hedging  instruments  requires  special  skills and  knowledge of investment  techniques  that are  different  than what is required  for normal  portfolio  management.  If the  Manager  uses a hedging instrument at the wrong time or judges market conditions  incorrectly,  hedging strategies may reduce the Fund's return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments.

         The Fund's option  activities  could affect its  portfolio  turnover  rate and  brokerage  commissions.  The exercise of calls written by the Fund might cause the Fund to sell related portfolio  securities,  thus increasing its turnover rate. The exercise by the
Fund of puts on  securities  will cause the sale of  underlying  investments,  increasing  portfolio  turnover.  Although  the decision whether to exercise a put it holds is within the Fund's  control,  holding a put might  cause the Fund to sell the related  investments for reasons that would not exist in the absence of the put.

         The Fund  could pay a  brokerage  commission  each time it buys a call or put,  sells a call,  or buys or sells an  underlying investment  in  connection  with the  exercise  of a call or put.  Those  commissions  could be higher  on a  relative  basis  than the commissions  for direct  purchases  or sales of the  underlying  investments.  Premiums  paid for  options are small in relation to the market value of the underlying  investments.  Consequently,  put and call options offer large amounts of leverage. The leverage offered by trading in  options  could  result in the Fund's net asset  value  being more  sensitive  to changes in the value of the  underlying investment.

         If a covered call written by the Fund is exercised on an  investment  that has  increased in value,  the Fund will be required to sell the  investment  at the call price.  It will not be able to realize any profit if the  investment  has increased in value above the call price.

         An option  position may be closed out only on a market that  provides  secondary  trading for options of the same series,  and there is no assurance that a liquid  secondary  market will exist for any particular  option.  The Fund might  experience  losses if it could not close out a position because of an illiquid market for the future or option.

         There is a risk in using short hedging by selling  futures or purchasing puts on  broadly-based  indices or futures to attempt to  protect  against  declines  in the value of the Fund's  portfolio  securities.  The risk is that the  prices of the  futures or the applicable  index will  correlate  imperfectly  with the  behavior  of the cash prices of the Fund's  securities.  For  example,  it is possible  that while the Fund has used hedging  instruments  in a short hedge,  the market may advance and the value of the  securities held in the  Fund's  portfolio  might  decline.  If that  occurred,  the Fund  would lose  money on the  hedging  instruments  and also experience a decline in the value of its  portfolio  securities.  However,  while this could occur for a very brief period or to a very small degree,  over time the value of a  diversified  portfolio of  securities  will tend to move in the same  direction as the indices upon which the hedging instruments are based.

         The risk of imperfect  correlation  increases as the composition of the Fund's portfolio diverges from the securities included in the applicable  index.  To compensate  for the imperfect  correlation  of movements in the price of the portfolio  securities  being hedged and movements in the price of the hedging  instruments,  the Fund might use hedging  instruments in a greater dollar amount than the dollar amount of portfolio  securities  being hedged.  It might do so if the  historical  volatility of the prices of the portfolio securities being hedged is more than the historical volatility of the applicable index.

         The ordinary  spreads  between prices in the cash and futures  markets are subject to  distortions,  due to differences in the nature of those markets.  First,  all  participants in the futures market are subject to margin deposit and  maintenance  requirements.
Rather than meeting  additional margin deposit  requirements,  investors may close futures contracts  through  offsetting  transactions which could distort the normal relationship  between the cash and futures markets.  Second, the liquidity of the futures market depends on participants  entering into offsetting  transactions  rather than making or taking delivery.  To the extent  participants  decide to make or take delivery,  liquidity in the futures market could be reduced, thus producing  distortion.  Third, from the point of view of speculators,  the deposit  requirements  in the futures market are less onerous than margin  requirements  in the  securities  markets.
Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

         The Fund can use hedging  instruments  to establish a position in the  securities  markets as a temporary  substitute  for the purchase  of  individual  securities  (long  hedging) by buying  futures  and/or  calls on such  futures,  broadly-based  indices or on securities.  It is  possible  that  when the Fund  does so the  market  might  decline.  If the Fund  then  concludes  not to invest in securities  because of  concerns  that the market  might  decline  further or for other  reasons,  the Fund will  realize a loss on the hedging instruments that is not offset by a reduction in the price of the securities purchased.

         |_| Forward  Contracts.  Forward  contracts  are foreign  currency  exchange  contracts.  They are used to buy or sell foreign currency for future  delivery at a fixed price.  The Fund uses them to "lock in" the U.S.  dollar price of a security  denominated in a foreign  currency that the Fund has bought or sold, or to protect  against  possible  losses from changes in the relative values of the
U.S.  dollar and a foreign  currency.  The Fund limits its exposure in foreign  currency  exchange  contracts  in a particular  foreign currency  to the  amount  of its  assets  denominated  in that  currency  or a  closely-correlated  currency.  The  Fund  may  also use
"cross-hedging"  where the Fund  hedges  against  changes  in  currencies  other  than the  currency  in which a  security  it holds is denominated.

         Under a forward  contract,  one party agrees to purchase,  and another  party agrees to sell, a specific  currency at a future date.  That date may be any fixed number of days from the date of the contract  agreed upon by the parties.  The  transaction  price is set at the time the contract is entered into.  These contracts are traded in the inter-bank  market  conducted  directly among currency traders (usually large commercial banks) and their customers.

         The Fund may use forward  contracts to protect against  uncertainty in the level of future exchange rates.  The use of forward contracts does not eliminate the risk of fluctuations  in the prices of the underlying  securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance.  Although  forward  contracts may reduce the risk of loss from a decline in the value of the hedged currency, at the same time they limit any potential gain if the value of the hedged currency increases.

         When the Fund enters into a contract  for the purchase or sale of a security  denominated  in a foreign  currency,  or when it anticipates  receiving  dividend  payments in a foreign  currency,  the Fund might  desire to  "lock-in"  the U.S.  dollar price of the security or the U.S.  dollar  equivalent  of the  dividend  payments.  To do so, the Fund could enter into a forward  contract  for the purchase or sale of the amount of foreign currency involved in the underlying  transaction,  in a fixed amount of U.S. dollars per unit of the foreign  currency.  This is called a  "transaction  hedge." The  transaction  hedge will protect the Fund against a loss from an adverse  change in the  currency  exchange  rates  during the period  between the date on which the security is purchased or sold or on which the payment is declared, and the date on which the payments are made or received.

         The Fund  could  also use  forward  contracts  to lock in the U.S.  dollar  value of  portfolio  positions.  This is  called a
"position  hedge." When the Fund believes that foreign currency might suffer a substantial  decline against the U.S.  dollar,  it could enter  into a  forward  contract  to sell an amount  of that  foreign  currency  approximating  the value of some or all of the  Fund's portfolio  securities  denominated  in that foreign  currency.  When the Fund believes that the U.S.  dollar might suffer a substantial decline  against a foreign  currency,  it could enter into a forward  contract to buy that foreign  currency for a fixed dollar amount.
Alternatively,  the Fund could enter into a forward  contract to sell a different  foreign  currency for a fixed U.S.  dollar amount if the Fund believes  that the U.S.  dollar value of the foreign  currency to be sold pursuant to its forward  contract will fall whenever there is a decline in the U.S.  dollar  value of the  currency  in which  portfolio  securities  of the Fund are  denominated.  That is referred to as a "cross hedge."

         The Fund will cover its short  positions in these cases by  identifying  to its Custodian  bank assets having a value equal to the aggregate amount of the Fund's  commitment under forward  contracts.  The Fund will not enter into forward  contracts or maintain a net exposure to such contracts if the  consummation of the contracts  would obligate the Fund to deliver an amount of foreign  currency in excess of the value of the Fund's  portfolio  securities or other assets  denominated  in that currency or another  currency that is the subject of the hedge.

         However,  to avoid excess  transactions and transaction  costs,  the Fund may maintain a net exposure to forward  contracts in excess of the value of the Fund's  portfolio  securities  or other assets  denominated  in foreign  currencies  if the excess amount is
"covered"  by liquid  securities  denominated  in any  currency.  The cover  must be at least  equal at all times to the amount of that excess.  As one alternative,  the Fund may purchase a call option  permitting the Fund to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the forward contract price. As another  alternative,  the Fund may purchase a put option  permitting the Fund to sell the amount of foreign currency  subject to a forward purchase  contract at a price as high or higher than the forward contact price.

         The precise  matching of the amounts under forward  contracts and the value of the securities  involved  generally will not be possible  because the future value of securities  denominated in foreign  currencies  will change as a consequence of market  movements between  the date the forward  contract is entered  into and the date it is sold.  In some cases the Manager  might  decide to sell the security and deliver  foreign  currency to settle the original  purchase  obligation.  If the market value of the security is less than the amount of foreign  currency the Fund is obligated to deliver,  the Fund might have to purchase  additional  foreign currency on the
"spot" (that is, cash) market to settle the security trade.  If the market value of the security  instead exceeds the amount of foreign currency  the Fund is  obligated  to deliver to settle the trade,  the Fund might have to sell on the spot  market  some of the foreign currency received upon the sale of the security. There will be additional transaction costs on the spot market in those cases.

         The projection of short-term currency market movements is extremely  difficult,  and the successful  execution of a short-term hedging strategy is highly uncertain.  Forward contracts  involve the risk that anticipated  currency  movements will not be accurately predicted,  causing  the Fund to  sustain  losses on these  contracts  and to pay  additional  transactions  costs.  The use of forward contracts  in this manner  might  reduce the Fund's  performance  if there are  unanticipated  changes in currency  prices to a greater degree than if the Fund had not entered into such contracts.

         At or before the  maturity  of a forward  contract  requiring  the Fund to sell a  currency,  the Fund might sell a  portfolio security and use the sale proceeds to make delivery of the currency.  In the  alternative the Fund might retain the security and offset its contractual  obligation to deliver the currency by purchasing a second contract.  Under that contract the Fund will obtain,  on the same  maturity  date,  the same amount of the currency that it is obligated to deliver.  Similarly,  the Fund might close out a forward contract  requiring it to purchase a specified  currency by entering into a second contract entitling it to sell the same amount of the same  currency on the maturity date of the first  contract.  The Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either  circumstance.  The gain or loss will depend on the extent to which the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and offsetting contract.

         The costs to the Fund of engaging in forward  contracts  varies with factors such as the  currencies  involved,  the length of the contract  period and the market  conditions  then  prevailing.  Because  forward  contracts are usually entered into on a principal basis,  no brokerage fees or commissions are involved.  Because these  contracts are not traded on an exchange,  the Fund must evaluate the credit and performance risk of the counterparty under each forward contract.

         Although  the Fund values its assets  daily in terms of U.S.  dollars,  it does not intend to convert its  holdings of foreign currencies into U.S.  dollars on a daily basis.  The Fund may convert foreign currency from time to time, and will incur costs in doing
so. Foreign exchange dealers do not charge a fee for conversion,  but they do seek to realize a profit based on the difference  between the prices at which they buy and sell various  currencies.  Thus,  a dealer  might offer to sell a foreign  currency to the Fund at one rate, while offering a lesser rate of exchange if the Fund desires to resell that currency to the dealer.

         |_|  Regulatory  Aspects of Hedging  Instruments.  When using futures and options on futures,  the Fund is required to operate within  certain  guidelines and  restrictions  with respect to the use of futures as established  by the  Commodities  Futures  Trading
Commission  (the "CFTC").  In particular,  the Fund is exempted from  registration  with the CFTC as a "commodity pool operator" if the
Fund complies with the  requirements  of Rule 4.5 adopted by the CFTC. The Rule does not limit the percentage of the Fund's assets that may be used for futures margin and related options premiums for a bona fide hedging  position.  However,  under the Rule, the Fund must limit its  aggregate  initial  futures  margin and  related  options  premiums to not more than 5% of the Fund's net assets for hedging strategies  that are not considered  bona fide hedging  strategies  under the Rule.  The Fund limits the sum of all margin  deposits on futures and premiums  paid on related  options to 5% of the Fund's total assets.  Under the Rule,  the Fund must also use short futures and  options on futures  solely for bona fide  hedging  purposes  within the  meaning and intent of the  applicable  provisions  of the
Commodity Exchange Act.

         Transactions in options by the Fund are subject to limitations  established by the option  exchanges.  The exchanges limit the maximum  number of options  that may be written or held by a single  investor or group of  investors  acting in concert.  Those  limits apply  regardless  of whether the options  were  written or  purchased  on the same or  different  exchanges or are held in one or more accounts or through one or more  different  exchanges  or through one or more  brokers.  Thus,  the number of options that the Fund may write or hold may be affected by options  written or held by other  entities,  including  other  investment  companies  having the same adviser as the Fund (or an adviser that is an affiliate of the Fund's  adviser).  The exchanges also impose  position limits on futures transactions.  An exchange  may order the  liquidation  of positions  found to be in  violation of those limits and may impose  certain other sanctions.

         Under the Investment  Company Act, when the Fund purchases a future,  it must maintain cash or readily  marketable  short-term debt  instruments in an amount equal to the market value of the securities  underlying the future,  less the margin deposit  applicable to it.

         |_| Tax Aspects of Certain Hedging  Instruments.  Certain foreign currency exchange contracts in which the Fund may invest are treated as "Section 1256  contracts"  under the Internal  Revenue Code. In general,  gains or losses relating to Section 1256 contracts are  characterized  as 60% long-term and 40%  short-term  capital gains or losses under the Code.  However,  foreign  currency gains or losses arising from Section 1256 contracts that are forward  contracts  generally are treated as ordinary  income or loss. In addition,
Section 1256 contracts  held by the Fund at the end of each taxable year are  "marked-to-market,"  and  unrealized  gains or losses are treated as though  they were  realized.  These  contracts  also may be  marked-to-market  for  purposes of  determining  the excise tax applicable to investment  company  distributions  and for other purposes under rules prescribed  pursuant to the Internal Revenue Code.
An election can be made by the Fund to exempt those transactions from this marked-to-market treatment.

         Certain forward  contracts the Fund enters into may result in "straddles" for Federal income tax purposes.  The straddle rules may affect the character and timing of gains (or losses) recognized by the Fund on straddle positions.  Generally,  a loss sustained on the  disposition of a position  making up a straddle is allowed only to the extent that the loss exceeds any  unrecognized  gain in the offsetting  positions making up the straddle.  Disallowed loss is generally allowed at the point where there is no unrecognized gain in the offsetting positions making up the straddle, or the offsetting position is disposed of.

         Under the Internal Revenue Code, the following gains or losses are treated as ordinary income or loss:
(1)      gains or losses  attributable  to  fluctuations  in exchange  rates that occur  between the time the Fund accrues  interest or other  receivables  or accrues  expenses or other  liabilities  denominated  in a foreign  currency and the time the Fund actually collects such receivables or pays such liabilities, and
(2)      gains or losses  attributable  to fluctuations  in the value of a foreign  currency  between the date of acquisition of a debt security denominated in a foreign currency or foreign currency forward contracts and the date of disposition.

         Currency  gains and losses are offset  against  market gains and losses on each trade before  determining  a net "Section 988"
gain or loss under the  Internal  Revenue  Code for that trade,  which may  increase or  decrease  the amount of the Fund's  investment company income available for distribution to its shareholders.

         |X|  Temporary  Defensive  Investments.  When  market  conditions  are  unstable,  or the  Manager  believes  it is  otherwise appropriate to reduce  holdings in stocks,  the Fund can invest in a variety of debt  securities for defensive  purposes.  The Fund can also purchase  these  securities  for  liquidity  purposes to meet cash needs due to the  redemption  of Fund shares,  or to hold while waiting reinvest cash received from the sale of other portfolio securities. The Fund can buy:
         |_|  high-quality (rated in the top rating categories of  nationally-recognized  rating organizations or deemed by the Manager to be of comparable quality), short-term money market instruments,  including those issued by the U. S. Treasury or other government agencies,
         |_|  commercial  paper  (short-term,  unsecured,  promissory  notes of domestic or foreign  companies) rated in the top rating category of a nationally recognized rating organization,
         |_|  debt obligations of corporate issuers,  rated investment grade (rated at least Baa by Moody's Investors Service,  Inc. or at least BBB by  Standard& Poor's  Corporation,  or a  comparable  rating by another  rating  organization),  or unrated securities judged by the Manager to have a comparable quality to rated securities in those categories,
         |_|  referred stocks,
         |_|  certificates of deposit and bankers' acceptances of domestic and foreign banks and savings and loan associations, and
         |_|  repurchase agreements.

         Short-term debt securities  would normally be selected for defensive or cash management  purposes because they can normally be disposed of quickly,  are not generally subject to significant  fluctuations in principal value and their value will be less subject to interest rate risk than longer-term debt securities.

Investment Restrictions

         |X| What Are  "Fundamental  Policies?"  Fundamental  policies  are those  policies  that the Fund has  adopted  to govern  its investments  that can be changed only by the vote of a "majority" of the Fund's  outstanding  voting  securities.  Under the Investment
Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:
         |_|  67% or more of the shares present or represented  by proxy at a shareholder  meeting,  if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
         |_|  more than 50% of the outstanding shares.

         The Fund's  investment  objective is a fundamental  policy.  Other  policies  described in the Prospectus or this Statement of
Additional  Information are "fundamental" only if they are identified as such. The Fund's Board of Trustees can change  non-fundamental policies  without  shareholder  approval.  However,  significant  changes to investment  policies will be described in  supplements  or updates to the  Prospectus  or this  Statement of  Additional  Information,  as  appropriate.  The Fund's most  significant  investment policies are described in the Prospectus.

         |_| Does the Fund Have Additional  Fundamental  Policies?  The following  investment  restrictions are fundamental policies of the Fund.

|_|      The Fund  cannot buy  securities  or other  instruments  issued or  guaranteed  by any one issuer if more than 5% of its total assets would be invested in securities or other  instruments of that issuer or if it would then own more than 10% of that issuer's  voting  securities.  This  limitation  applies to 75% of the Fund's total  assets.  The limit does not apply to securities issued by the U.S. government or any of its agencies or instrumentalities.
|_|      The Fund may  invest up to 20% of its total  assets in small,  unseasoned  companies  (which are  companies  that have been in operation less than three years, including the operations of predecessors).
         |_|  The Fund cannot make short sales of securities except "short sales against-the-box."
|_|      The Fund cannot deviate from the percentage  limitations for its investment  policies  described as "fundamental  policies" in this Statement of Additional Information or in the Prospectus.
         ?    The Fund cannot make loans except (a) through lending  securities in an amount not to exceed 25% of its total assets, (b)
              through the purchase of debt securities or similar  evidences of indebtedness,  (c) through an interfund  lending program
              (if applicable) with other  affiliated  funds,  provided that no such loan may be made if, as a result,  the aggregate of such loans would exceed  331/3% of the value of its total assets  (taken at market value at the time of such loans),  and
              (d) through repurchase agreements.
         |_|  The Fund cannot concentrate investments.  That means it cannot invest 25% or more of its total assets in companies in any one industry.
         |_|  The Fund  cannot  underwrite  securities  of other  companies.  A  permitted  exception  is in case it is deemed to be an underwriter under the Securities Act of 1933 when reselling any securities held in its own portfolio.
         |_|  The Fund cannot purchase securities on margin.  However,  the Fund may make margin deposits in connection with any of the hedging instruments permitted by any of its other fundamental policies.
         |_|  The Fund  cannot  invest in or hold  securities  of any  issuer  if  officers  and  Trustees  of the Fund or the  Manager individually  beneficially  own more than 1/2 of 1% of the securities of that issuer and together own more than 5% of the securities of that issuer.
         |_|  The Fund cannot invest in real estate or in interests in real estate.  However, the Fund can purchase  readily-marketable securities of companies holding real estate or interests in real estate.
|_|      The Fund cannot pledge,  mortgage or hypothecate any of its assets.  However,  this does not prohibit the escrow  arrangements contemplated  by the put and call  activities of the Fund or other  collateral or margin  arrangements in connection with any of the hedging instruments permitted by any of its other policies.
|_|      The Fund cannot issue "senior  securities," but this does not prohibit certain  investment  activities for which assets of the
              Fund are  designated as  segregated,  or margin,  collateral or escrow  arrangements  that are  established  to cover the
              related   obligations.   Examples  of  those  activities  include  borrowing  money,   reverse   repurchase   agreements,
              delayed-delivery  and  when-issued  arrangements  for  portfolio  securities  transactions,  and contracts to buy or sell derivatives, hedging instruments, options or futures.

         |_| Non-Fundamental  Investment  Restrictions.  The following operating policies of the Fund are not fundamental policies and, as such, may be changed,  provided such change is consistent with the Investment  Company Act of 1940 and other applicable  regulations by vote of a majority of the Fund's Board of Trustees without shareholder approval.  These additional restrictions provide that:

         |_| The Fund cannot invest in physical  commodities or commodity  contracts;  however,  the Fund may: (1) buy and sell hedging instruments  permitted by any of its other investment  policies,  and (2) buy and sell options,  futures,  securities or other instruments backed by, or the investment return from which is linked to changes in the price of, physical commodities.

         Unless the Prospectus or this Statement of Additional  Information states that a percentage  restriction applies on an ongoing basis,  it applies only at the time the Fund makes an investment.  The Fund need not sell  securities to meet the percentage  limits if the value of the investment increases in proportion to the size of the Fund.

         For purposes of the Fund's policy not to concentrate  its  investments as described  above,  the Fund has adopted the industry classifications set forth in Appendix A to this Statement of Additional Information. This is not a fundamental policy.

How the Fund is Managed

Organization and History.  The Fund is an open-end,  diversified  management  investment company with an unlimited number of authorized shares of beneficial interest. The Fund was organized as a Massachusetts business trust in 1985.

         The Fund is governed by a Board of  Trustees,  which is  responsible  for  protecting  the  interests  of  shareholders  under
Massachusetts  law. The Trustees meet periodically  throughout the year to oversee the Fund's activities,  review its performance,  and review the  actions of the  Manager.  Although  the Fund will not  normally  hold  annual  meetings  of its  shareholders,  it may hold shareholder  meetings from time to time on important matters,  and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Fund's Declaration of Trust.

         |X| Classes of Shares. The Board of Trustees has the power,  without  shareholder  approval,  to divide unissued shares of the
Fund into two or more classes.  The Board has done so, and the Fund  currently  has five classes of shares:  Class A, Class B, Class C,
Class N and Class Y. All classes invest in the same investment portfolio. Each class of shares:
o        has its own dividends and distributions,
o        pays certain expenses which may be different for the different classes,
o        may have a different net asset value,
o        may have separate  voting rights on matters in which  interests of one class are different  from  interests of another  class,
           and
o        votes as a class on matters that affect that class alone.

         Shares are freely  transferable,  and each share of each class has one vote at shareholder  meetings,  with fractional  shares voting  proportionally  on matters  submitted to the vote of  shareholders.  Each share of the Fund  represents an interest in the Fund proportionately equal to the interest of each other share of the same class.

         The Trustees are  authorized to create new series and classes of shares.  The Trustees may reclassify  unissued  shares of the
Fund into  additional  series or classes of shares.  The  Trustees  also may divide or combine  the shares of a class into a greater or lesser  number of shares  without  changing the  proportionate  beneficial  interest of a shareholder  in the Fund.  Shares do not have cumulative voting rights or preemptive or subscription rights. Shares may be voted in person or by proxy at shareholder meetings.

         |X| Meetings of  Shareholders.  As a  Massachusetts  business  trust,  the Fund is not required to hold,  and does not plan to hold,  regular annual  meetings of  shareholders.  The Fund will hold meetings when required to do so by the Investment  Company Act or other  applicable  law.  It will also do so when a  shareholder  meeting  is called  by the  Trustees  or upon  proper  request  of the shareholders.

         Shareholders have the right,  upon the declaration in writing or vote of two-thirds of the outstanding  shares of the Fund, to remove a Trustee.  The Trustees  will call a meeting of  shareholders  to vote on the removal of a Trustee upon the written  request of the record holders of 10% of its  outstanding  shares.  If the Trustees  receive a request from at least 10  shareholders  stating that they wish to  communicate  with other  shareholders  to request a meeting to remove a Trustee,  the Trustees  will then either make the
Fund's shareholder list available to the applicants or mail their  communication to all other shareholders at the applicants'  expense.
The  shareholders  making the request  must have been  shareholders  for at least six months and must hold shares of the Fund valued at
$25,000 or more or  constituting  at least 1% of the Fund's  outstanding  shares,  whichever is less.  The Trustees may also take other action as permitted by the Investment Company Act.

         |X|  Shareholder  and Trustee  Liability.  The Fund's  Declaration of Trust  contains an express  disclaimer of shareholder or
Trustee  liability for the Fund's  obligations.  It also provides for  indemnification  and reimbursement of expenses out of the Fund's property for any shareholder held personally  liable for its obligations.  The Declaration of Trust also states that upon request,  the
Fund shall assume the defense of any claim made  against a  shareholder  for any act or  obligation  of the Fund and shall  satisfy any judgment on that claim.  Massachusetts  law permits a shareholder of a business trust (such as the Fund) to be held  personally  liable as a "partner"  under certain  circumstances.  However,  the risk that a Fund  shareholder  will incur  financial  loss from being held liable as a  "partner"  of the Fund is limited to the  relatively  remote  circumstances  in which the Fund would be unable to meet its obligations.

         The Fund's  contractual  arrangements  state that any person doing  business with the Fund (and each  shareholder of the Fund)
agrees under its  Declaration of Trust to look solely to the assets of the Fund for  satisfaction of any claim or demand that may arise out of any dealings  with the Fund.  Additionally,  the  Trustees  shall have no personal  liability to any such person,  to the extent permitted by law.

Trustees and Officers of the Fund. The Fund's  Trustees and officers and their  principal  occupations  and business  affiliations  and occupations  during the past five years are listed  below.  Trustees  denoted with an asterisk  (*) below are deemed to be  "interested persons" of the Fund under the  Investment  Company Act. All of the Trustees are Trustees or Directors of the following New  York-based
Oppenheimer funds1:

Oppenheimer California Municipal Fund                           Oppenheimer International Small Company Fund
Oppenheimer Capital Appreciation Fund                           Oppenheimer Large Cap Growth Fund
Oppenheimer Capital Preservation Fund                           Oppenheimer Money Market Fund, Inc.
Oppenheimer Developing Markets Fund                             Oppenheimer Multiple Strategies Fund
Oppenheimer Discovery Fund                                      Oppenheimer Multi-Sector Income Trust
Oppenheimer Emerging Growth Fund                                Oppenheimer Multi-State Municipal Trust
Oppenheimer Emerging Technologies Fund                          Oppenheimer Municipal Bond Fund
Oppenheimer Enterprise Fund                                     Oppenheimer New York Municipal Fund
Oppenheimer Europe Fund                                         Oppenheimer Series Fund, Inc.
Oppenheimer Global Fund                                         Oppenheimer Trinity Core Fund
Oppenheimer Global Growth&Income Fund                         Oppenheimer Trinity Growth Fund
Oppenheimer Gold&Special Minerals Fund                        Oppenheimer Trinity Value Fund
Oppenheimer Growth Fund                                         Oppenheimer U.S. Government Trust
Oppenheimer International Growth Fund                           Oppenheimer World Bond Fund

         Ms. Macaskill and Messrs.  Spiro,  Donohue,  Wixted, Zack, Bishop and Farrar respectively hold the same offices with the other
New  York-based  Oppenheimer  funds as with the Fund. As of January 5, 2001,  the Trustees and officers of the Fund as a group owned of record or beneficially  less than 1% of each class of shares of the Fund. The foregoing  statement does not reflect ownership of shares of the Fund held of record by an employee  benefit plan for employees of the Manager,  other than the shares  beneficially  owned under the plan by the officers of the Fund listed above. Ms. Macaskill and Mr. Donohue are trustees of that plan.

Leon Levy, Chairman of the Board of Trustees, Age: 75.
280 Park Avenue, New York, NY 10017
General Partner of Odyssey Partners,  L.P.  (investment  partnership)  (since 1982) and Chairman of Avatar Holdings,  Inc. (real estate development).

Donald W. Spiro, Vice Chairman of the Board of Trustees, Age: 75.
399 Ski Trail, Smoke Rise, New Jersey 07405
Formerly he held the following  positions:  Chairman Emeritus (August 1991 - August 1999),  Chairman (November 1987 - January 1991) and
a director (January 1969 - August 1999) of the Manager; President and Director of OppenheimerFunds  Distributor,  Inc., a subsidiary of the Manager and the Fund's Distributor (July 1978 - January 1992).

Bridget A. Macaskill*, President and Trustee; Age: 52.
Two World Trade Center, New York, New York 10048-0203
Chairman  (since August 2000),  Chief  Executive  Officer (since  September  1995) and a director (since December 1994) of the Manager;
President  (since  September 1995) and a director (since October 1990) of Oppenheimer  Acquisition  Corp., the Manager's parent holding company;  President, Chief Executive Officer and a director (since March 2000) of OFI Private Investments,  Inc., an investment adviser subsidiary  of the Manager;  Chairman and a director of  Shareholder  Services,  Inc.  (since  August 1994) and  Shareholder  Financial
Services,  Inc. (since September  1995),  transfer agent  subsidiaries of the Manager;  President (since September 1995) and a director
(since  November  1989) of  Oppenheimer  Partnership  Holdings,  Inc., a holding  company  subsidiary  of the Manager;  President and a director (since October 1997) of  OppenheimerFunds  International  Ltd., an offshore fund  management  subsidiary of the Manager and of
Oppenheimer  Millennium  Funds plc; a director of HarbourView  Asset Management  Corporation  (since July 1991) and of Oppenheimer Real
Asset  Management,  Inc.  (since  July  1996),  investment  adviser  subsidiaries  of the  Manager;  a director  (since  April 2000) of
OppenheimerFunds  Legacy Program, a charitable trust program  established by the Manager;  a director of Prudential  Corporation plc (a
U.K.  financial service company);  President and a trustee of other Oppenheimer  funds;  formerly President of the Manager (June 1991 -
August 2000).

Robert G. Galli, Trustee, Age: 67.
19750 Beach Road, Jupiter, FL 33469
A Trustee or Director of other  Oppenheimer  funds.  Formerly he held the following  positions:  Vice Chairman (October 1995 - December
1997) and Executive Vice President  (December 1977 - October 1995) of the Manager;  Executive Vice President and a director (April 1986
- October 1995) of HarbourView Asset Management Corporation.

Benjamin Lipstein, Trustee, Age: 77.
591 Breezy Hill Road, Hillsdale, N.Y. 12529
Professor Emeritus of Marketing, Stern Graduate School of Business Administration, New York University.

Elizabeth B. Moynihan, Trustee, Age: 71.
801 Pennsylvania Avenue, N.W., Washington, D.C. 20004
Author and architectural  historian;  a trustee of the Freer Gallery of Art (Smithsonian  Institute),  Executive  Committee of Board of
Trustees of the National Building Museum; a member of the Trustees Council, Preservation League of New York State.

Kenneth A. Randall, Trustee, Age: 73.
6 Whittaker's Mill, Williamsburg, Virginia 23185
A director of Dominion  Resources,  Inc.  (electric  utility holding  company),  Dominion  Energy,  Inc.  (electric power and oil& gas producer),  and Prime Retail,  Inc. (real estate investment  trust);  formerly  President and Chief Executive Officer of The Conference
Board, Inc.  (international  economic and business  research) and a director of Lumbermens Mutual Casualty Company,  American Motorists
Insurance Company and American Manufacturers Mutual Insurance Company.

Edward V. Regan, Trustee, Age: 70.
40 Park Avenue, New York, New York 10016
Chairman of  Municipal  Assistance  Corporation  for the City of New York;  Senior  Fellow of Jerome  Levy  Economics  Institute,  Bard
College;  a director of RBAsset (real estate manager);  a director of OffitBank;  Trustee,  Financial  Accounting  Foundation (FASB and
GASB);  President,  Baruch College of the City University of New York; formerly New York State Comptroller and trustee,  New York State and Local Retirement Fund.

Russell S. Reynolds, Jr., Trustee, Age: 69.
8 Sound Shore Drive, Greenwich, Connecticut 06830
Chairman  of The  Directorship  Search  Group,  Inc.  (corporate  governance  consulting  and  executive  recruiting);  a  director  of
Professional  Staff  Limited (a U.K.  temporary  staffing  company);  a life trustee of  International  House  (non-profit  educational organization), and a trustee of the Greenwich Historical Society.

Clayton K. Yeutter, Trustee, Age: 70.
10475 E. Laurel Lane, Scottsdale, Arizona 85259
Of Counsel,  Hogan& Hartson (a Washington,  D.C. law firm). Other directorships:  Allied Zurich Pl.c; ConAgra,  Inc.; FMC Corporation;
Farmers Group Inc.; Oppenheimer Funds; Texas Instruments Incorporated; Weyerhaeuser Co. and Zurich Allied AG.

Jayne M. Stevlingson, Vice President and Portfolio Manager; Age: 40.
Two World Trade Center, New York, New York - 10048-0203
Vice President (since August 1999) of the Manager;  formerly a small-cap growth fund portfolio  manager with Morgan Stanley Dean Witter
Advisors, Inc. (October 1992- July 1999).

Andrew J. Donohue, Secretary Age: 50.
Two World Trade Center, New York, New York 10048-0203
Executive  Vice President  (since January 1993),  General  Counsel (since October 1991) and a director  (since  September  1995) of the
Manager;  Executive Vice President and General Counsel (since  September 1993) and a director (since January 1992) of  OppenheimerFunds
Distributor,  Inc.;  Executive Vice President,  General Counsel and a director (since  September 1995) of HarbourView  Asset Management
Corporation,  Shareholder Services,  Inc.,  Shareholder  Financial Services,  Inc. and Oppenheimer  Partnership Holdings,  Inc., of OFI
Private  Investments,  Inc.  (since March 2000),  and of PIMCO Trust Company  (since May 2000);  President and a director of Centennial
Asset Management  Corporation  (since September 1995) and of Oppenheimer Real Asset Management,  Inc. (since July 1996); Vice President and a director (since September 1997) of  OppenheimerFunds  International Ltd. and Oppenheimer  Millennium Funds plc; a director (since
April 2000) of  OppenheimerFunds  Legacy  Program;  General  Counsel  (since May 1996) and Secretary  (since April 1997) of Oppenheimer
Acquisition Corp.; an officer of other Oppenheimer funds.

Brian W. Wixted, Treasurer and Principal Financial and Accounting Officer, Age: 41.
6803 South Tucson Way, Englewood, Colorado 80112
Senior Vice President and Treasurer  (since March 1999) of the Manager;  Treasurer  (since March 1999) of HarbourView  Asset Management
Corporation,  Shareholder Services,  Inc.,  Oppenheimer Real Asset Management  Corporation,  Shareholder  Financial Services,  Inc. and
Oppenheimer  Partnership  Holdings,  Inc., of OFI Private  Investments,  Inc. (since March 2000) and of OppenheimerFunds  International
Ltd. and  Oppenheimer  Millennium  Funds plc (since May 2000);  Treasurer and Chief  Financial  Officer (since May 2000) of PIMCO Trust
Company;  Assistant Treasurer (since March 1999) of Oppenheimer  Acquisition Corp. and of Centennial Asset Management  Corporation;  an
officer of other  Oppenheimer  funds;  formerly  Principal and Chief  Operating  Officer,  Bankers Trust Company - Mutual Fund Services
Division  (March 1995 - March 1999);  Vice  President  and Chief  Financial  Officer of CS First  Boston  Investment  Management  Corp.
(September 1991 - March 1995).

Robert G. Zack, Assistant Secretary, Age: 52.
Two World Trade Center, New York, New York 10048-0203
Senior  Vice  President  (since May 1985) and  Associate  General  Counsel  (since May 1981) of the  Manager;  Assistant  Secretary  of
Shareholder  Services,  Inc.  (since  May  1985),  Shareholder  Financial  Services,  Inc.  (since  November  1989);   OppenheimerFunds
International Ltd. and Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds.

Robert J. Bishop, Assistant Treasurer, Age: 42.
6803 South Tucson Way, Englewood, Colorado 80112
Vice President of the  Manager/Mutual  Fund Accounting (since May 1996); an officer of other Oppenheimer  funds;  formerly an Assistant
Vice President of the Manager/Mutual Fund Accounting (April 1994 - May 1996) and a Fund Controller of the Manager.

Scott T. Farrar, Assistant Treasurer, Age: 35.
6803 South Tucson Way, Englewood, Colorado 80112
Vice President of the Manager/Mutual Fund Accounting (since May 1996);  Assistant Treasurer of Oppenheimer  Millennium Funds plc (since
October 1997);  an officer of other  Oppenheimer  Funds;  formerly an Assistant Vice President of the  Manager/Mutual  Fund  Accounting
(April 1994 - May 1996), and a Fund Controller of the Manager.

         |X| Remuneration of Trustees.  The officers of the Fund and certain Trustees of the Fund (Ms.  Macaskill and prior to July 31,
1999,  Mr.  Spiro) who are  affiliated  with the Manager  receive no salary or fee from the Fund.  The  remaining  Trustees of the Fund received the compensation  shown below.  The  compensation  from the Fund was paid during its fiscal year ended September 30, 2000. The compensation from all of the New York-based  Oppenheimer funds (including the Fund) was received as a director,  trustee or member of a committee of the boards of those funds during the calendar year 2000.

  ----------------------------------- ------------------------ ------------------------ ---------------------------
                                                                                        Total
                                                               Retirement               Compensation
                                                               Benefits                 from all
                                      Aggregate Compensation   Accrued as Part          New York based
  Trustee's Name                      From Fund1               of Fund                  Oppenheimer
  and Other Positions                                          Expenses                 Funds (30 Funds)2
  ----------------------------------- ------------------------ ------------------------ ---------------------------
  ----------------------------------- ------------------------ ------------------------ ---------------------------
  Leon Levy                                           $21,719                   $9,050                    $171,950
  Chairman
  ----------------------------------- ------------------------ ------------------------ ---------------------------
  ----------------------------------- ------------------------ ------------------------ ---------------------------
  Robert G. Galli 3                                    $7,714                       $0                    $191,134
  Study Committee Member
  ----------------------------------- ------------------------ ------------------------ ---------------------------
  ----------------------------------- ------------------------ ------------------------ ---------------------------
  Benjamin Lipstein                                   $18,694                  $10,421                    $148,639
  Study Committee Chairman
  Audit Committee Member
  ----------------------------------- ------------------------ ------------------------ ---------------------------
  ----------------------------------- ------------------------ ------------------------ ---------------------------
  Elizabeth B. Moynihan                                $7,712                     $695                    $104,695
  Study Committee Member
  ----------------------------------- ------------------------ ------------------------ ---------------------------
  ----------------------------------- ------------------------ ------------------------ ---------------------------
  Kenneth A. Randall                                  $12,350                   $5,587                     $96,034
  Audit Committee Chairman
  ----------------------------------- ------------------------ ------------------------ ---------------------------
  ----------------------------------- ------------------------ ------------------------ ---------------------------
  Edward V. Regan                                      $5,509                       $0                     $94,995
  Proxy Committee Chairman Audit
  Committee Member
  ----------------------------------- ------------------------ ------------------------ ---------------------------
  ----------------------------------- ------------------------ ------------------------ ---------------------------
  Russell S. Reynolds, Jr.                             $6,502                   $1,690                     $71,069
  Proxy Committee Member
  ----------------------------------- ------------------------ ------------------------ ---------------------------
  ----------------------------------- ------------------------ ------------------------ ---------------------------
  Donald W. Spiro                                      $3,985                       $0                     $63,435
  ----------------------------------- ------------------------ ------------------------ ---------------------------
  ----------------------------------- ------------------------ ------------------------ ---------------------------
  Clayton K. Yeutter 4                                 $4,916                       $0                     $71,069
  Proxy Committee Member
  ----------------------------------- ------------------------ ------------------------ ---------------------------
  1Aaggregate  compensation  includes  fees,  deferred  compensation,  if any, and  retirement  plan benefits  accrued for a Trust or
  Director.
  2For the 2000 calendar year.
  3 Calendar year 2000 figures include compensation from the Oppenheimer New York, Quest and Rochester Funds.
  4 Includes $548 under Deferred Compensation Plan described below.

         |X|  Retirement  Plan for Trustees.  The Fund has adopted a retirement  plan that  provides for payments to retired  Trustees.
Payments  are up to 80% of the average  compensation  paid during a Trustee's  five years of service in which the highest  compensation was  received.  A Trustee must serve as trustee for any of the New  York-based  Oppenheimer  funds for at least 15 years to be eligible for the maximum payment.  Each Trustee's  retirement benefits will depend on the amount of the Trustee's future compensation and length of service.  Therefore  the amount of those  benefits  cannot be  determined  at this time,  nor can we estimate the number of years of credited service that will be used to determine those benefits.

         |X|  Deferred  Compensation  Plan  for  Trustees.  The  Board  of  Trustees  has  adopted  a  Deferred  Compensation  Plan for disinterested  trustees  that  enables  them to elect to defer  receipt  of all or a portion of the annual  fees they are  entitled  to receive from the Fund. Under the plan, the compensation  deferred by a Trustee is periodically  adjusted as though an equivalent amount had been invested in shares of one or more  Oppenheimer  funds  selected by the Trustee.  The amount paid to the Trustee under the plan will be determined based upon the performance of the selected funds.

         Deferral of Trustees' fees under the plan will not materially  affect the Fund's assets,  liabilities or net income per share.
The plan will not  obligate  the Fund to retain the  services  of any Trustee or to pay any  particular  level of  compensation  to any
Trustee.  Pursuant to an Order issued by the  Securities  and  Exchange  Commission,  the Fund may invest in the funds  selected by the
Trustee under the plan without  shareholder  approval for the limited  purpose of determining  the value of the Trustee's  deferred fee account.

         |X| Major  Shareholders.  As of January 5, 2001, no person owned of record or was known by the Fund to own  beneficially 5% or more of the Fund's outstanding Class A, Class B, Class C or Class Y shares except the following:

         Merrill Lynch Pierce Fenner&Smith Inc.,  4800 Deer Lake Drive E., Floor 3,  Jacksonville,  Florida  32246-6484,  which owned
         1,711,787.344 Class A shares (8.97% of the Class A shares then outstanding), for the benefit of its customers.

         American Express Trust Co., FBO American Express Trust,  Retirement  Service Plans,  996 American  Express  Financial  Center,
         Minneapolis,  Minnesota  55474-0009,  which owned 1,109,981.188 Class A shares (5.82% of the Class A shares then outstanding), for the benefit of its customers.

         Merrill Lynch Pierce Fenner& Smith Inc.,  4800 Deer Lake Drive E., Floor 3,  Jacksonville,  Florida  32246-6484,  which owned
         67,941.083 Class C shares (6.36% of the Class C shares then outstanding), for the benefit of its customers.

         Massachusetts Mutual Life Insurance Company,  1295 State Street,  Springfield,  Massachusetts 01111, which owned 1,283,063.351
         Class Y shares (97.61% of the Class Y shares then outstanding), for the benefit of its clients.

The Manager.  The Manager is wholly-owned by Oppenheimer  Acquisition Corp., a holding company controlled by Massachusetts  Mutual Life
Insurance Company.

         |X| Code of Ethics.  The Fund,  the Manager and the  Distributor  have a Code of Ethics.  It is designed to detect and prevent improper personal trading by certain employees,  including portfolio managers,  that would compete with or take advantage of the Fund's portfolio  transactions.  Covered persons  include persons with knowledge of the investments and investment  intentions of the Fund and other funds advised by the Manager.  The Code of Ethics does permit  personnel  subject to the Code to invest in securities,  including securities  that may be purchased or held by the Fund,  subject to a number of restrictions  and controls.  Compliance with the Code of
Ethics is carefully monitored and enforced by the Manager.

         The Code of Ethics is an exhibit to the Fund's  registration  statement filed with the Securities and Exchange  Commission and can be reviewed  and copied at the SEC's Public  Reference  Room in  Washington,  D.C.  You can obtain  information  about the hours of operation  of the Public  Reference  Room by calling  the SEC at  1-202-942-8090.  The Code of Ethics can also be viewed as part of the
Fund's  registration  statement  on the SEC's  EDGAR  database  at the SEC's  Internet  web site at  http://www.sec.gov.  Copies may be obtained,  after paying a duplicating fee, by electronic  request at the following E-mail address:  publicinfo@sec.gov.,  or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

         |X| The Investment  Advisory  Agreement.  The Manager provides  investment  advisory and management services to the Fund under an  investment  advisory  agreement  between the Manager and the Fund.  The Manager  selects  securities  for the Fund's  portfolio and handles its  day-to-day  business.  The portfolio  manager of the Fund is employed by the Manager and is the person who is  principally responsible for the day-to-day  management of the Fund's  portfolio.  Other members of the Manager's  Equity Portfolio Team provide the portfolio managers with counsel and support in managing the Fund's portfolio.

         The  agreement  requires  the  Manager,  at its  expense,  to provide the Fund with  adequate  office  space,  facilities  and equipment.  It also requires the Manager to provide and supervise the activities of all  administrative and clerical personnel required to provide  effective  administration  for the Fund.  Those  responsibilities  include the  compilation and maintenance of records with respect to its  operations,  the  preparation and filing of specified  reports,  and  composition of proxy  materials and  registration statements for continuous public sale of shares of the Fund.

         The Fund pays  expenses not  expressly  assumed by the Manager  under the advisory  agreement.  The advisory  agreement  lists examples of  expenses  paid by the Fund.  The major  categories  relate to  interest,  taxes,  brokerage  commissions,  fees to certain
Trustees,  legal and audit expenses,  custodian and transfer agent expenses,  share issuance costs,  certain  printing and registration costs and  non-recurring  expenses,  including  litigation costs. The management fees paid by the Fund to the Manager are calculated at the rates  described in the  Prospectus,  which are applied to the assets of the Fund as a whole.  The fees are allocated to each class of shares based upon the relative proportion of the Fund's net assets represented by that class.

               --------------------------------------- -------------------------------------------
                                                       Management Fees Paid to OppenheimerFunds,
                      Fiscal Year ended 9/30:                             Inc.
               --------------------------------------- -------------------------------------------
               --------------------------------------- -------------------------------------------
                                1998                                  $10,540,204
               --------------------------------------- -------------------------------------------
               --------------------------------------- -------------------------------------------
                                1999                                   $8,072,902
               --------------------------------------- -------------------------------------------
               --------------------------------------- -------------------------------------------
                                2000                                  $10,861,232
               --------------------------------------- -------------------------------------------

         The investment  advisory  agreement  states that in the absence of willful  misfeasance,  bad faith,  gross  negligence in the performance of its duties or reckless disregard of its obligations and duties under the investment advisory  agreement,  the Manager is not liable for any loss the Fund sustains for any investment,  adoption of any investment  policy,  or the purchase,  sale or retention of any security.

         The agreement permits the Manager to act as investment  adviser for any other person,  firm or corporation and to use the name
"Oppenheimer" in connection with other investment companies for which it may act as investment adviser or general  distributor.  If the
Manager  shall no longer  act as  investment  adviser  to the Fund,  the  Manager  may  withdraw  the right of the Fund to use the name
"Oppenheimer" as part of its name.

Brokerage Policies of the Fund

Brokerage  Provisions of the Investment  Advisory  Agreement.  One of the duties of the Manager under the investment advisory agreement is to arrange the portfolio  transactions  for the Fund.  The advisory  agreement  contains  provisions  relating to the  employment of broker-dealers  to  effect  the  Fund's  portfolio  transactions.  The  Manager  is  authorized  by the  advisory  agreement  to employ broker-dealers,  including  "affiliated"  brokers,  as that term is defined in the  Investment  Company  Act.  The  Manager  may employ broker-dealers  that the Manager  thinks,  in its best judgment based on all relevant  factors will implement the policy of the Fund to obtain, at reasonable expense,  the "best execution" of the Fund's portfolio  transactions.  "Best execution" means prompt and reliable execution at the most favorable price obtainable.  The Manager need not seek competitive  commission  bidding.  However, it is expected to be aware of the current rates of eligible brokers and to minimize the commissions  paid to the extent  consistent with the interests and policies of the Fund as established by its Board of Trustees.

         Under the  investment  advisory  agreement,  the Manager may select  brokers (other than  affiliates)  that provide  brokerage and/or research  services for the Fund and/or the other accounts over which the Manager or its affiliates  have investment  discretion.
The  concessions  paid to such brokers may be higher than another  qualified  broker would  charge,  if the Manager  makes a good faith determination that the concession is fair and reasonable in relation to the services provided.  Subject to those  considerations,  as a factor in  selecting  brokers for the Fund's  portfolio  transactions,  the Manager may also  consider  sales of shares of the Fund and other investment companies for which the Manager or an affiliate serves as investment adviser.

Brokerage  Practices Followed by the Manager.  The Manager allocates brokerage for the Fund subject to the provisions of the investment advisory agreement and the procedures and rules described above.  Generally,  the Manager's  portfolio traders allocate brokerage based upon  recommendations  from the Manager's  portfolio managers.  In certain instances,  portfolio managers may directly place trades and allocate brokerage. In either case, the Manager's executive officers supervise the allocation of brokerage.

         Transactions  in securities  other than those for which an exchange is the primary market are generally  done with  principals or market makers.  In transactions  on foreign  exchanges,  the Fund may be required to pay fixed  brokerage  commissions and therefore would not have the  benefit of  negotiated  commissions  available  in U.S.  markets.  Brokerage  commissions  are paid  primarily  for transactions  in listed  securities or for certain  fixed-income  agency  transactions  in the secondary  market.  Otherwise  brokerage commissions  are paid  only if it  appears  likely  that a better  price or  execution  can be  obtained  by  doing  so.  In an  option transaction,  the Fund  ordinarily uses the same broker for the purchase or sale of the option and any transaction in the securities to which the option relates.

         Other funds advised by the Manager have investment  policies  similar to those of the Fund.  Those other funds may purchase or sell the same securities as the Fund at the same time as the Fund,  which could affect the supply and price of the  securities.  If two or more funds advised by the Manager  purchase the same  security on the same day from the same dealer,  the  transactions  under those combined  orders are  averaged as to price and  allocated  in  accordance  with the  purchase or sale orders  actually  placed for each account.

         Most  purchases  of debt  obligations  are  principal  transactions  at net  prices.  Instead  of  using a  broker  for  those transactions,  the Fund normally deals directly with the selling or purchasing  principal or market maker unless the Manager determines that a better  price or  execution  can be  obtained  by using the  services  of a  broker.  Purchases  of  portfolio  securities  from underwriters  include a commission  or  concession  paid by the issuer to the  underwriter.  Purchases  from  dealers  include a spread between the bid and asked prices. The Fund seeks to obtain prompt execution of these orders at the most favorable net price.

         The investment  advisory  agreement  permits the Manager to allocate  brokerage for research  services.  The research services provided by a  particular  broker may be useful only to one or more of the  advisory  accounts of the Manager and its  affiliates.  The investment  research  received  for the  commissions  of those  other  accounts  may be useful  both to the Fund and one or more of the
Manager's  other  accounts.  Investment  research may be supplied to the Manager by a third party at the  instance of a broker  through which trades are placed.

         Investment  research  services  include  information and analysis on particular  companies and industries as well as market or economic trends and portfolio  strategy,  market  quotations for portfolio  evaluations,  information  systems,  computer  hardware and similar  products and services.  If a research  service also assists the Manager in a  non-research  capacity  (such as  bookkeeping or other  administrative  functions),  then only the  percentage or component  that provides  assistance to the Manager in the  investment decision-making process may be paid in commission dollars.

         The Board of  Trustees  permits  the Manager to use stated  commissions  on  secondary  fixed-income  agency  trades to obtain research if the broker  represents to the Manager  that:  (i) the trade is not from or for the broker's own  inventory,  (ii) the trade was executed by the broker on an agency basis at the stated commission,  and (iii) the trade is not a riskless  principal  transaction.
The Board of Trustees  permits the Manager to use  concessions on fixed-price  offerings to obtain  research,  in the same manner as is permitted for agency transactions.

         The research  services  provided by brokers  broadens the scope and supplements the research  activities of the Manager.  That research  provides  additional  views and comparisons  for  consideration,  and helps the Manager to obtain market  information for the valuation of  securities  that are either held in the Fund's  portfolio or are being  considered  for  purchase.  The Manager  provides information to the Board about the commissions  paid to brokers  furnishing such services,  together with the Manager's  representation that the amount of such concessions was reasonably related to the value or benefit of such services.

      --------------------------------------- ----------------------------------------------------------------
             Fiscal Year Ended 9/30:                   Total Brokerage Concessions Paid by the Fund1
      --------------------------------------- ----------------------------------------------------------------
      --------------------------------------- ----------------------------------------------------------------
                       1998                                               $1,598,284
      --------------------------------------- ----------------------------------------------------------------
      --------------------------------------- ----------------------------------------------------------------
                       1999                                               $1,843,509
      --------------------------------------- ----------------------------------------------------------------
      --------------------------------------- ----------------------------------------------------------------
                       2000                                             $3,356,2592
      --------------------------------------- ----------------------------------------------------------------
1.       Amounts do not include spreads or concessions on principal transactions on a net trade basis.
2.       In the fiscal year ended 9/30/00,  the amount of  transactions  directed to brokers for research  services was $46,299 and the amount of the concessions paid to broker-dealers for those services was $47,195,469.

Distribution and Service Plans

The Distributor.  Under its General Distributor's  Agreement with the Fund, the Distributor acts as the Fund's principal underwriter in the continuous  public offering of the Fund's classes of shares.  The Distributor is not obligated to sell a specific number of shares.
Expenses normally attributable to sales are borne by the Distributor.

         The  compensation  paid to (or retained by) the Distributor  from the sale of shares or on the redemption of shares during the
Fund's three most recent fiscal years is shown in the table below.

  ------------ ------------------ -------------------- -------------------- ------------------- -------------------
                   Aggregate            Class A            Concessions         Concessions         Concessions
    Fiscal         Front-End           Front-End           on Class A           on Class B          On Class C
     Year        Sales Charges       Sales Charges           Shares               Shares              Shares
     Ended        on Class A          Retained by          Advanced by         Advanced by         Advanced by
     9/30:          Shares            Distributor         Distributor1         Distributor1        Distributor1
  ------------ ------------------ -------------------- -------------------- ------------------- -------------------
  ------------ ------------------ -------------------- -------------------- ------------------- -------------------
     1998         $3,039,736            $1,011,310            $213,129          $2,695,452             $142,404
  ------------ ------------------ -------------------- -------------------- ------------------- -------------------
  ------------ ------------------ -------------------- -------------------- ------------------- -------------------
     1999         $1,781,549              $559,019            $200,364          $1,403,981              $73,994
  ------------ ------------------ -------------------- -------------------- ------------------- -------------------
  ------------ ------------------ -------------------- -------------------- ------------------- -------------------
     2000         $2,632,889           $794,399             $342,591            $3,080,610           $255,800
  ------------ ------------------ -------------------- -------------------- ------------------- -------------------
1.       The  Distributor  advances  concession  payments to dealers  for certain  sales of Class A shares and for sales of Class B and
     Class C shares from its own resources at the time of sale.

  ----------------- ------------------------------- ------------------------------- -------------------------------
    Fiscal Year           Class A Contingent              Class B Contingent              Class C Contingent
       Ended            Deferred Sales Charges          Deferred Sales Charges          Deferred Sales Charges
        9/30           Retained by Distributor         Retained by Distributor         Retained by Distributor
  ----------------- ------------------------------- ------------------------------- -------------------------------
  ----------------- ------------------------------- ------------------------------- -------------------------------
        2000                   $32,097                         $630,269                        $13,194
  ----------------- ------------------------------- ------------------------------- -------------------------------

Distribution  and Service Plans.  The Fund has adopted a Service Plan for Class A shares and  Distribution  and Service Plans for Class
B, Class C and Class N shares under Rule 12b-1 of the Investment  Company Act. Under those plans the Fund pays the  Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.

         Under the plans,  the Manager and the Distributor,  in their sole  discretion,  from time to time, may use their own resources
(at no  direct  cost to the  Fund) to make  payments  to  brokers,  dealers  or  other  financial  institutions  for  distribution  and administrative  services they  perform.  The Manager may use its profits from the advisory fee it receives from the Fund. In their sole discretion,  the  Distributor  and the Manager may  increase or decrease the amount of payments  they make from their own  resources to plan recipients.

         Unless a plan is terminated as described  below,  the plan  continues in effect from year to year but only if the Fund's Board of Trustees and its Independent  Trustees  specifically  vote annually to approve its  continuance.  Approval must be by a vote cast in person at a meeting  called for the purpose of voting on  continuing  the plan. A plan may be  terminated  at any time by the vote of a majority of the  Independent  Trustees or by the vote of the holders of a "majority" (as defined in the Investment  Company Act) of the outstanding shares of that class.

         The Board of Trustees and the  Independent  Trustees must approve all material  amendments to a plan. An amendment to increase materially  the amount of payments to be made under a plan must be approved by  shareholders  of the class  affected by the  amendment.
Because  Class B shares of the Fund  automatically  convert into Class A shares  after six years,  the Fund must obtain the approval of both Class A and Class B shareholders for a proposed  material  amendment to the Class A Plan that would materially  increase  payments under the Plan.  That approval must be by a "majority" (as defined in the Investment  Company Act) of the shares of each Class,  voting separately by class.

         While the Plans are in effect,  the Treasurer of the Fund shall provide  separate written reports on the plans to the Board of
Trustees at least  quarterly for its review.  The Reports  shall detail the amount of all payments  made under a plan,  the purpose for which the payments  were made and the identity of each  recipient of a payment.  The reports on the Class B Plan and Class C Plan shall also include the  Distributor's  distribution  costs for that quarter and in the case of the Class B Plan the amount of those costs for previous  fiscal  periods  that have been carried  forward.  Those  reports are subject to the review and  approval of the  Independent
Trustees.

         Each plan  states  that  while it is in  effect,  the  selection  and  nomination  of those  Trustees  of the Fund who are not
"interested persons" of the Fund is committed to the discretion of the Independent  Trustees.  This does not prevent the involvement of others in the selection and  nomination  process as long as the final  decision as to selection or nomination is approved by a majority of the Independent Trustees.

         Under the plan for a class,  no payment will be made to any  recipient in any quarter in which the  aggregate  net asset value of all Fund shares of that class held by the  recipient  for itself and its customers  does not exceed a minimum  amount,  if any, that may be set from time to time by a majority of the  Independent  Trustees.  The Board of Trustees has set no minimum amount of assets to qualify for payments  under the plans.

         |X| Class A Service Plan Fees.  Under the Class A service plan, the  Distributor  currently uses the fees it receives from the
Fund to pay brokers,  dealers and other  financial  institutions  (they are  referred to as  "recipients")  for  personal  services and account maintenance  services they provide for their customers who hold Class A shares. The services include,  among others,  answering customer inquiries about the Fund,  assisting in establishing and maintaining  accounts in the Fund, making the Fund's investment plans available and providing  other  services at the request of the Fund or the  Distributor.  While the plan permits the Board to authorize payments to the  Distributor  to reimburse  itself for services under the plan,  the Board has not yet done so. The  Distributor  makes payments to plan  recipients  quarterly at an annual rate not to exceed 0.25% of the average  annual net assets  consisting  of Class A shares acquired.

         For the fiscal year ended  September 30, 2000 payments under the Class A Plan totaled  $2,843,155 all of which was paid by the
Distributor to recipients.  That included $215,426 paid to an affiliate of the Distributor's parent company. Any unreimbursed  expenses the Distributor  incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent  years. The Distributor may not use payments  received  the Class A Plan to pay any of its interest  expenses,  carrying  charges,  or other  financial  costs,  or allocation of overhead.

         |X| Class B, Class C and Class N Service and Distribution  Plan Fees. Under each plan,  service fees and distribution fees are computed on the average of the net asset value of shares in the respective  class,  determined as of the close of each regular business day during the period.  The Class B plan allows the  Distributor  to be reimbursed for its services and costs in  distributing  Class B shares and servicing  accounts.  The Class C and Class N plans provides for the  Distributor to be compensated at a flat rate,  whether the Distributor's  distribution  expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.  The types of services that  recipients  provide are similar to the services  provided under the Class A service plan, described above.

         The Class B, Class C and the Class N Plans  permit the  Distributor  to retain  both the  asset-based  sales  charges  and the service  fees or to pay  recipients  the  service fee on a quarterly  basis,  without  payment in  advance.  However,  the  Distributor currently  intends to pay the service fee to recipients in advance for the first year after the shares are  purchased.  After the first year shares are  outstanding,  the Distributor  makes service fee payments  quarterly on those shares.  The advance payment is based on the net asset value of shares  sold.  Shares  purchased  by exchange do not qualify for the advance  service fee  payment.  If Class B,
Class C or Class N shares are redeemed  during the first year after their  purchase,  the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment of the service fee made on those shares.

         The Distributor  retains the asset-based sales charge on Class B and Class N shares.  The Distributor  retains the asset-based sales charge on Class C shares during the first year the shares are  outstanding.  It pays the  asset-based  sales charge as an ongoing commission  to the  recipient  on  Class C  shares  outstanding  for a year or  more.  If a dealer  has a  special  agreement  with the
Distributor,  the Distributor  will pay the Class B, Class C and/or Class N service fee and the asset-based  sales charge to the dealer quarterly in lieu of paying the sales commissions and service fee in advance at the time of purchase.

         The  asset-based  sales charges on Class B, Class C and Class N shares allow investors to buy shares without a front-end sales charge while allowing the  Distributor to compensate  dealers that sell those shares.  The Fund pays the  asset-based  sales charges to the  Distributor  for its  services  rendered  in  distributing  Class B,  Class C and Class N  shares.  The  payments  are made to the
Distributor in recognition that the Distributor:
o        pays sales concessions to authorized brokers and dealers at the time of sale and pays service fees as described above,
o        may finance payment of sales  concessions  and/or the advance of the service fee payment to recipients under the plans, or may provide such financing from its own resources or from the resources of an affiliate,
o        employs personnel to support distribution of Class B, Class C and Class N shares, and
o        bears the costs of sales  literature,  advertising and prospectuses  (other than those furnished to current  shareholders) and state "blue sky" registration fees and certain other distribution expenses.

         The  Distributor's  actual  expenses in selling  Class B, Class C and Class N shares may be more than the payments it receives from the  contingent  deferred  sales charges  collected on redeemed  shares and from the Fund under the plans.  If either the Class B,
Class C or Class N plan is terminated  by the Fund,  the Board of Trustees may allow the Fund to continue  payments of the  asset-based sales charge to the Distributor for distributing  shares before the plan was terminated.  The Class B plan allows for the carry-forward of distribution expenses, to be recovered from asset based sales charges in subsequent fiscal periods.

--------------------------------------------------------------------------------------------------------------------
                    Distribution Fees Paid to the Distributor in the Fiscal Year Ended 9/30/00
--------------------------------------------------------------------------------------------------------------------
------------------------ ---------------------- ---------------------- ----------------------- ---------------------
                                                                           Distributor's          Distributor's
                                                                             Aggregate             Unreimbursed
                                 Total                 Amount               Unreimbursed          Expenses as %
                               Payments              Retained by              Expenses            of Net Assets
         Class                Under Plan             Distributor             Under Plan              of Class
------------------------ ---------------------- ---------------------- ----------------------- ---------------------
------------------------ ---------------------- ---------------------- ----------------------- ---------------------
Class B Plan                    $3,713,228            $2,970,317             $7,572,564               1.79%
------------------------ ---------------------- ---------------------- ----------------------- ---------------------
------------------------ ---------------------- ---------------------- ----------------------- ---------------------
Class C Plan                      $551,071              $180,403               $796,157               1.14%
------------------------ ---------------------- ---------------------- ----------------------- ---------------------

         All payments under the Class B, Class C and the Class N plans are subject to the  limitations  imposed by the Conduct Rules of the National Association of Securities Dealers, Inc. on payments of asset-based sales charges and service fees.

Performance of the Fund

Explanation  of  Performance  Terminology.  The Fund uses a variety of terms to  illustrate  its  investment  performance.  Those terms include  "cumulative  total return,"  "average annual total return," "average annual total return at net asset value" and "total return at net asset  value." An  explanation  of how total  returns  are  calculated  is set forth  below.  The  charts  below show the Fund's performance  as of the Fund's most  recent  fiscal  year end.  You can obtain  current  performance  information  by calling the Fund's
Transfer Agent at 1-800-525-7048 or by visiting the OppenheimerFunds Internet web site at http://www.oppenheimerfunds.com.

         The Fund's  illustrations  of its  performance  data in  advertisements  must comply with rules of the Securities and Exchange
Commission.  Those rules  describe  the types of  performance  data that may be used and how it is to be  calculated.  In general,  any advertisement  by the Fund of its performance  data must include the average annual total returns for the advertised class of shares of the Fund.  Those  returns  must be shown for the 1-, 5- and 10-year  periods (or the life of the class,  if less) ending as of the most recently ended calendar quarter prior to the publication of the advertisement (or its submission for publication).

         Use of  standardized  performance  calculations  enables an investor to compare the Fund's  performance to the  performance of other funds for the same periods.  However,  a number of factors should be considered before using the Fund's  performance  information as a basis for comparison with other investments:

         |_| Total returns  measure the  performance  of a  hypothetical  account in the Fund over various  periods and do not show the performance of each shareholder's  account.  Your account's performance will vary from the model performance data if your dividends are received in cash,  or you buy or sell  shares  during the  period,  or you bought  your  shares at a different  time and price than the shares used in the model.
         |_| The Fund's performance returns do no reflect the effect of taxes on dividends and capital gains distributions.
         |_| An investment in the Fund is not insured by the FDIC or any other government agency.
         |_| The  principal  value of the Fund's  shares and total returns are not  guaranteed  and normally will  fluctuate on a daily basis.
         |_| When an investor's shares are redeemed, they may be worth more or less than their original cost.
         |_| Total  returns for any given past period  represent  historical  performance  information  and are not,  and should not be considered, a prediction of future returns.

         The performance of each class of shares is shown  separately,  because the performance of each class of shares will usually be different.  That is because of the different kinds of expenses each class bears.  The total returns of each class of shares of the Fund are affected by market conditions,  the quality of the Fund's investments,  the maturity of debt investments,  the types of investments the Fund holds, and its operating expenses that are allocated to the particular class.

         |X| Total Return  Information.  There are different types of "total returns" to measure the Fund's  performance.  Total return is the change in value of a  hypothetical  investment  in the Fund over a given  period,  assuming that all dividends and capital gains distributions  are  reinvested  in  additional  shares  and that the  investment  is  redeemed  at the end of the  period.  Because  of differences  in expenses for each class of shares,  the total returns for each class are  separately  measured.  The  cumulative  total return measures the change in value over the entire period (for example,  ten years).  An average annual total return shows the average rate of return for each year in a period that would  produce the  cumulative  total  return over the entire  period.  However,  average annual total returns do not show actual  year-by-year  performance.  The Fund uses  standardized  calculations for its total returns as prescribed by the SEC. The methodology is discussed below.

         In calculating  total returns for Class A shares,  the current  maximum sales charge of 5.75% (as a percentage of the offering price) is deducted from the initial  investment ("P") (unless the return is shown without sales charge, as described below).  For Class
B shares,  payment of the  applicable  contingent  deferred  sales  charge is applied,  depending on the period for which the return is shown:  5.0% in the first year, 4.0% in the second year, 3.0% in the third and fourth years,  2.0% in the fifth year, 1.0% in the sixth year and none thereafter.  For Class C shares,  the 1% contingent  deferred sales charge is deducted for returns for the 1-year period.
There is no sales charge for Class Y shares.

                  |_| Average  Annual Total Return.  The "average  annual total return" of each class is an average  annual  compounded rate of return for each year in a specified  number of years.  It is the rate of return based on the change in value of a  hypothetical initial  investment  of $1,000  ("P" in the  formula  below)  held for a number of years  ("n" in the  formula)  to  achieve  an Ending
Redeemable Value ("ERV" in the formula) of that investment, according to the following formula:

                                  ERV -1 = AVERAGE ANNUAL TOTAL RETURN
                               ------------
                                    P

                  |_|  Cumulative  Total  Return.  The  "cumulative  total  return"  calculation  measures  the  change  in  value of a hypothetical  investment  of $1,000 over an entire period of years.  Its  calculation  uses some of the same factors as average  annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

                                  ERV - P = TOTAL RETURN
                               --------------
                                     P

                  |_| Total  Returns at Net Asset Value.  From time to time the Fund may also quote a cumulative  or an average  annual total return "at net asset value" (without  deducting sales charges) for Class A, Class B, Class C or Class N shares.  Each is based on the difference in net asset value per share at the beginning and the end of the period for a  hypothetical  investment in that class of shares  (without  considering  front-end or  contingent  deferred  sales  charges) and takes into  consideration  the  reinvestment  of dividends and capital gains distributions.

----------------------------------------------------------------------------------------------------------------------------

                                  The Fund's Total Returns for the Periods Ended 9/30/005
----------------------------------------------------------------------------------------------------------------------------
-------------- ---------------------------- --------------------------------------------------------------------------------
               Cumulative Total Returns                              Average Annual Total Returns
Class      of  (10 years or Life of Class)
Shares
-------------- ---------------------------- --------------------------------------------------------------------------------
-------------- ---------------------------- -------------------------- --------------------------- -------------------------
                                                                                 5-Year                    10-Year
                                                     1-Year                (or life-of-class)         (or life-of-class)
-------------- ---------------------------- -------------------------- --------------------------- -------------------------
-------------- -------------- ------------- ----------- -------------- ------------- ------------- ------------ ------------
               After Sales    Without       After       Without        After Sales   Without       After        Without
               Charge         Sales Charge  Sales       Sales Charge   Charge        Sales Charge  Sales        Sales
                                            Charge                                                 Charge       Charge
-------------- -------------- ------------- ----------- -------------- ------------- ------------- ------------ ------------
-------------- -------------- ------------- ----------- -------------- ------------- ------------- ------------ ------------
Class A           442.30%(1)    475.39%(1)     52.83%      62.15%         13.51%        14.86%        18.42%(1)    19.12%(1)
-------------- -------------- ------------- ----------- -------------- ------------- ------------- ------------ ------------
-------------- -------------- ------------- ----------- -------------- ------------- ------------- ------------ ------------
Class B           145.40%(2)    145.40%(2)     55.95%      60.95%         13.75%        13.99%        14.84%(2)    14.84%(2)
-------------- -------------- ------------- ----------- -------------- ------------- ------------- ------------ ------------
-------------- -------------- ------------- ----------- -------------- ------------- ------------- ------------ ------------
Class C            94.40%(3)     94.40%(3)     59.95%     60.95%(3)       14.24%(3)   14.24%(3)        N/A          N/A
-------------- -------------- ------------- ----------- -------------- ------------- ------------- ------------ ------------
-------------- -------------- ------------- ----------- -------------- ------------- ------------- ------------ ------------
Class Y           168.61%(4)    168.61%(4)     62.68%      62.68%         15.20%        15.20%        16.89%(4)    16.89%(4)
-------------- -------------- ------------- ----------- -------------- ------------- ------------- ------------ ------------
  1. Inception of Class A: 9/11/86
  2. Inception of Class B: 4/4/94
  3. Inception of Class C: 10/2/95
  4. Inception of Class Y: 6/1/94
  5. Class N shares were not offered for sale during the Fund's  fiscal year ended  9/30/00.  Therefore,  this  Statement of Additional
Information does not contain any performance information for that class.

Other Performance Comparisons.  The Fund compares its performance annually to that of an appropriate  broadly-based market index in its
Annual Report to shareholders.  You can obtain that information by contacting the Transfer Agent at the addresses or telephone  numbers shown  on the  cover  of this  Statement  of  Additional  Information.  The Fund may  also  compare  its  performance  to that of other investments,  including  other mutual funds,  or use rankings of its  performance by independent  ranking  entities.  Examples of these performance comparisons are set forth below.

         |X| Lipper  Rankings.  From time to time the Fund may  publish  the  ranking of the  performance  of its  classes of shares by
Lipper  Analytical  Services,  Inc.  Lipper is a  widely-recognized  independent  mutual fund monitoring  service.  Lipper monitors the performance of regulated  investment  companies,  including the Fund,  and ranks their  performance  for various  periods in categories based on investment  styles.  Lipper  currently  ranks the Fund's  performance  against all other  multi-cap  growth funds.  The Lipper performance  rankings are based on total returns that include the reinvestment of capital gain  distributions  and income dividends but do not take sales charges or taxes into  consideration.  Lipper also publishes  "peer-group"  indices of the  performance of all mutual funds in a category that it monitors and averages of the performance of the funds in particular categories.

         |X|  Morningstar  Rankings.  From time to time the Fund may  publish  the star  ranking of the  performance  of its classes of shares by  Morningstar,  Inc., an  independent  mutual fund  monitoring  service.  Morningstar  ranks mutual funds in broad  investment categories:  domestic stock funds,  international  stock funds,  taxable bond funds and municipal bond funds.  The Fund is ranked among domestic stock funds.

         Morningstar  star  rankings are based on  risk-adjusted  total  investment  return.  Investment  return  measures a fund's (or class's) one-,  three-,  five- and ten-year average annual total returns (depending on the inception of the fund or class) in excess of
90-day U.S.  Treasury  bill returns  after  considering  the fund's sales  charges and  expenses.  Risk  measures a fund's (or class's)
performance  below 90-day U.S.  Treasury  bill returns.  Risk and  investment  return are combined to produce star rankings  reflecting performance  relative to the average fund in a fund's category.  Five stars is the "highest"  ranking (top 10% of funds in a category), four stars is "above  average" (next 22.5%),  three stars is "average"  (next 35%),  two stars is "below  average" (next 22.5%) and one star is "lowest"  (bottom  10%).  The current  star  ranking is the fund's (or  class's)  3-year  ranking or its combined 3- and 5-year ranking  (weighted  60%/40%  respectively),  or its combined 3-, 5-, and 10-year  ranking  (weighted  40%, 30% and 30%,  respectively), depending on the inception date of the fund (or class). Rankings are subject to change monthly.

         The Fund may also  compare  its  performance  to that of other  funds in its  Morningstar  category.  In  addition to its star rankings,  Morningstar also categorizes and compares a fund's 3-year  performance  based on Morningstar's  classification of the fund's investments  and  investment  style,  rather than how a fund defines its  investment  objective.  Morningstar's  four broad  categories
(domestic equity,  international  equity,  municipal bond and taxable bond) are each further  subdivided into categories based on types of investments and investment styles.  Those comparisons by Morningstar are based on the same risk and return  measurements as its star rankings but do not consider the effect of sales charges..

         |X|  Performance  Rankings and Comparisons by Other Entities and  Publications.  From time to time the Fund may include in its advertisements  and sales literature  performance  information about the Fund cited in newspapers and other periodicals such as The New
York Times,  The Wall Street Journal,  Barron's,  or similar  publications.  That information may include  performance  quotations from other sources,  including  Lipper and  Morningstar.  The performance of the Fund's classes of shares may be compared in publications to the performance of various market indices or other  investments,  and averages,  performance  rankings or other benchmarks  prepared by recognized mutual fund statistical services.

         Investors  may also wish to compare  the  returns  on the Fund's  share  classes  to the  return on  fixed-income  investments available from banks and thrift institutions.  Those include  certificates of deposit,  ordinary  interest-paying  checking and savings accounts,  and other forms of fixed or variable time deposits,  and various other  instruments  such as Treasury  bills.  However,  the
Fund's  returns and share price are not  guaranteed  or insured by the FDIC or any other agency and will  fluctuate  daily,  while bank depository  obligations  may be insured by the FDIC and may  provide  fixed  rates of return.  Repayment  of  principal  and payment of interest on Treasury securities is backed by the full faith and credit of the U.S. government.

         From time to time, the Fund may publish  rankings or ratings of the Manager or Transfer  Agent,  and of the investor  services provided by them to shareholders of the Oppenheimer funds, other than performance  rankings of the Oppenheimer funds themselves.  Those ratings or rankings of shareholder and investor  services by third parties may include  comparisons of their services to those provided by other  mutual  fund  families  selected  by the rating or ranking  services.  They may be based upon the  opinions  of the rating or ranking service itself, using its research or judgment, or based upon surveys of investors, brokers, shareholders or others.

         From  time to time the Fund may  include  in its  advertisements  and  sales  literature  the total  return  performance  of a hypothetical  investment  account that includes shares of the fund and other Oppenheimer  funds. The combined account may be part of an illustration of an asset  allocation model or similar  presentation.  The account  performance may combine total return  performance of the fund and the total return  performance of other  Oppenheimer  funds included in the account.  Additionally,  from time to time, the
Fund's  advertisements  and sales  literature  may  include,  for  illustrative  or  comparative  purposes,  statistical  data or other information about general or specific market and economic conditions. That may include, for example,
o        information about the performance of certain securities or commodities markets or segments of those markets,
o        information about the performance of the economies of particular countries or regions,
o        the earnings of companies included in segments of particular industries, sectors, securities markets, countries or regions,
o        the availability of different types of securities or offerings of securities,
o        information relating to the gross national or gross domestic product of the United States or other countries or regions,
o        comparisons of various market sectors or indices to demonstrate performance, risk, or other characteristics of the Fund.

ABOUT YOUR ACCOUNT

How to Buy Shares

         Additional  information is presented  below about the methods that can be used to buy shares of the Fund.  Appendix C contains more information about the special sales charge  arrangements  offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

AccountLink.  When shares are purchased through  AccountLink,  each purchase must be at least $25. Shares will be purchased the regular business day the  Distributor  is instructed to initiate the Automated  Clearing  House ("ACH")  transfer to buy the shares.  Dividends will begin to accrue on shares  purchased  with the proceeds of ACH transfers on the business day the Fund received  Federal funds from the purchase  through the ACH system before the close of The New York Stock  Exchange.  The Exchange  normally closes at 4:00 P.M., but may close  earlier on certain  days.  The proceeds of ACH  transfers  are normally  received by the Fund 3 days after the transfers are initiated.  If the proceeds of the ACH transfer are not received on a timely basis,  the  Distributor  reserves the right to cancel the purchase order.  The Distributor  and the Fund are not  responsible  for any delays in purchasing  shares  resulting from delays in ACH transmissions.

Reduced Sales Charges.  As discussed in the  Prospectus,  a reduced sales charge rate may be obtained for Class A shares under Right of
Accumulation  and Letters of Intent  because of the economies of sales efforts and reduction in expenses  realized by the  Distributor, dealers and brokers  making such sales.  No sales  charge is imposed in certain  other  circumstances  described  in Appendix C to this
Statement of Additional Information because the Distributor or dealer or broker incurs little or no selling expenses.

         |X|  Right of Accumulation.  To qualify for the lower sales charge rates that apply to larger purchases of Class A shares, you and your spouse can add together:
o        Class A, Class B and Class N shares you purchase for your individual accounts (including IRAs and 403(b) plans), or for your
                                     -                                                                                   -
                  joint accounts, or for trust or custodial accounts on behalf of your children who are minors, and
o        Current purchases of Class A, Class B and Class N shares of the Fund and other Oppenheimer funds to reduce the sales charge rate that applies to current purchases of Class A shares, and
o        Class A, Class B and Class N shares of Oppenheimer funds you previously purchased subject to an initial or contingent deferred sales charge to reduce the sales charge rate for current purchases of Class A shares, provided that you still hold your investment in one of the Oppenheimer funds.

         A fiduciary can count all shares  purchased for a trust,  estate or other  fiduciary  account  (including one or more employee benefit plans of the same employer) that has multiple  accounts.  The Distributor will add the value, at current offering price, of the shares you  previously  purchased and currently own to the value of current  purchases to determine the sales charge rate that applies.
The reduced sales charge will apply only to current purchases. You must request it when you buy shares.

         |X| The Oppenheimer  Funds. The Oppenheimer  funds are those mutual funds for which the Distributor acts as the distributor or the sub-distributor and currently include the following:

Oppenheimer Bond Fund                                         Oppenheimer Main Street Growth&Income Fund
Oppenheimer California Municipal Fund                         Oppenheimer Main Street Opportunity Fund
Oppenheimer Capital Appreciation Fund                         Oppenheimer Main Street Small Cap Fund
Oppenheimer Capital Preservation Fund                         Oppenheimer MidCap Fund
Oppenheimer Capital Income Fund                               Oppenheimer Multiple Strategies Fund
Oppenheimer Champion Income Fund                              Oppenheimer Municipal Bond Fund
Oppenheimer Convertible Securities Fund                       OSM1 - Mercury Advisors S&P 500 Index
Oppenheimer Developing Markets Fund                           OSM1 - Mercury Advisors Focus Growth Fund
Oppenheimer Disciplined Allocation Fund                       Oppenheimer New York Municipal Fund
Oppenheimer Value Fund                                        Oppenheimer New Jersey Municipal Fund
Oppenheimer Discovery Fund                                    Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Emerging Growth Fund                              OSM1 - QM Active Balanced Fund
Oppenheimer Emerging Technologies Fund                        Oppenheimer Quest Balanced Value Fund
Oppenheimer Enterprise Fund                                   Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Europe Fund                                       Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Florida Municipal Fund                            Oppenheimer Quest Opportunity Value Fund
OSM1- Gartmore Millennium Growth Fund                         Oppenheimer Quest Value Fund, Inc.
Oppenheimer Global Fund                                       Oppenheimer Real Asset Fund
Oppenheimer Global Growth &Income Fund                       OSM1 - Salomon Brothers Capital Fund
Oppenheimer Gold&Special Minerals Fund                      Oppenheimer Senior Floating Rate Fund
Oppenheimer Growth Fund                                       Oppenheimer Small Cap Value Fund
Oppenheimer High Yield Fund                                   Oppenheimer Strategic Income Fund
Oppenheimer Intermediate Municipal Fund                       Oppenheimer Total Return Fund, Inc.
Oppenheimer International Bond Fund                           Oppenheimer Trinity Core Fund
Oppenheimer International Growth Fund                         Oppenheimer Trinity Growth Fund
Oppenheimer International Small Company Fund                  Oppenheimer Trinity Value Fund
OSM1 -Jennison Growth Fund                                    Oppenheimer U.S. Government Trust
Oppenheimer Large Cap Growth Fund                             Limited-Term New York Municipal Fund
Oppenheimer Limited-Term Government Fund                      Rochester Fund Municipals
And the following money market funds:

Centennial America Fund, L. P.                                Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust                        Centennial Tax Exempt Trust
Centennial Government Trust                                   Oppenheimer Cash Reserves
Centennial Money Market Trust                                 Oppenheimer Money Market Fund, Inc.
1 - "OSM" is Oppenheimer Select Managers

         There is an initial  sales charge on the purchase of Class A shares of each of the  Oppenheimer  funds except the money market funds. Under certain circumstances described in this Statement of Additional  Information,  redemption proceeds of certain money market fund shares may be subject to a contingent deferred sales charge.

Letters  of  Intent.  Under a Letter  of  Intent,  if you  purchase  Class A shares or Class A and Class B shares of the Fund and other
Oppenheimer  funds during a 13-month  period,  you can reduce the sales  charge rate that applies to your  purchases of Class A shares.
The total amount of your  intended  purchases of both Class A and Class B shares will  determine  the reduced sales charge rate for the
Class A shares purchased during that period. You can include purchases made up to 90 days before the date of the Letter.

         A Letter of Intent is an investor's  statement in writing to the  Distributor  of the intention to purchase  Class A shares or
Class A and Class B shares of the Fund (and other Oppenheimer  funds) during a 13-month period (the "Letter of Intent period").  At the investor's  request,  this may include  purchases made up to 90 days prior to the date of the Letter.  The Letter states the investor's intention to make the aggregate  amount of purchases of shares which,  when added to the investor's  holdings of shares of those funds, will equal or exceed the amount  specified in the Letter.  Purchases  made by  reinvestment  of dividends or  distributions  of capital gains and purchases made at net asset value without sales charge do not count toward satisfying the amount of the Letter.

         A Letter  enables an investor to count the Class A and Class B shares  purchased  under the Letter to obtain the reduced sales charge rate on purchases of Class A shares of the Fund (and other  Oppenheimer  funds) that applies under the Right of  Accumulation to current  purchases of Class A shares.  Each purchase of Class A shares under the Letter will be made at the offering  price  (including the sales charge) that applies to a single lump-sum purchase of shares in the amount intended to be purchased under the Letter.

         In submitting a Letter, the investor makes no commitment to purchase shares.  However,  if the investor's  purchases of shares within the Letter of Intent period,  when added to the value (at offering  price) of the investor's  holdings of shares on the last day of that period, do not equal or exceed the intended  purchase amount,  the investor agrees to pay the additional amount of sales charge applicable  to such  purchases.  That amount is  described in "Terms of Escrow,"  below (those terms may be amended by the  Distributor from time to time).  The investor  agrees that shares equal in value to 5% of the  intended  purchase  amount will be held in escrow by the  Transfer  Agent  subject  to the Terms of Escrow.  Also,  the  investor  agrees to be bound by the terms of the  Prospectus,  this
Statement of Additional  Information and the Application used for a Letter of Intent.  If those terms are amended,  as they may be from time to time by the Fund, the investor agrees to be bound by the amended terms and that those  amendments will apply  automatically  to existing Letters of Intent.

         If the total eligible  purchases made during the Letter of Intent period do not equal or exceed the intended  purchase amount, the  commissions  previously  paid to the dealer of record for the account and the amount of sales charge  retained by the  Distributor will be adjusted to the rates  applicable to actual total  purchases.  If total eligible  purchases  during the Letter of Intent period exceed the intended  purchase  amount and exceed the amount needed to qualify for the next sales charge rate reduction set forth in the
Prospectus,  the sales  charges  paid will be  adjusted  to the lower rate.  That  adjustment  will be made only if and when the dealer returns to the  Distributor the excess of the amount of commissions  allowed or paid to the dealer over the amount of commissions  that apply to the actual  amount of  purchases.  The excess  commissions  returned to the  Distributor  will be used to purchase  additional shares  for the  investor's  account  at the net asset  value per share in  effect  on the date of such  purchase,  promptly  after the
Distributor's receipt thereof.

         The  Transfer  Agent  will not hold  shares in escrow  for  purchases  of  shares of the Fund and other  Oppenheimer  funds by
OppenheimerFunds  prototype  401(k) plans under a Letter of Intent.  If the intended  purchase  amount under a Letter of Intent entered into by an  OppenheimerFunds  prototype 401(k) plan is not purchased by the plan by the end of the Letter of Intent period,  there will be no adjustment of  commissions  paid to the  broker-dealer  or financial  institution of record for accounts held in the name of that plan.

         In determining  the total amount of purchases made under a Letter,  shares  redeemed by the investor prior to the  termination of the Letter of Intent  period will be deducted.  It is the  responsibility  of the dealer of record and/or the investor to advise the
Distributor  about the  Letter in placing  any  purchase  orders for the  investor  during  the  Letter of Intent  period.  All of such purchases must be made through the Distributor.

         |X| Terms of Escrow That Apply to Letters of Intent.

         1. Out of the initial purchase (or subsequent  purchases if necessary) made pursuant to a Letter,  shares of the Fund equal in value up to 5% of the intended  purchase amount specified in the Letter shall be held in escrow by the Transfer Agent. For example,  if the intended  purchase  amount is $50,000,  the escrow shall be shares valued in the amount of $2,500  (computed at the offering  price adjusted for a $50,000  purchase).  Any  dividends  and capital  gains  distributions  on the  escrowed  shares will be credited to the investor's account

         2. If the total  minimum  investment  specified  under the  Letter is  completed  within the  thirteen-month  Letter of Intent period, the escrowed shares will be promptly released to the investor

         3. If, at the end of the  thirteen-month  Letter of Intent period the total purchases pursuant to the Letter are less than the intended  purchase  amount  specified  in the Letter,  the investor  must remit to the  Distributor  an amount equal to the  difference between  the dollar  amount of sales  charges  actually  paid and the amount of sales  charges  which would have been paid if the total amount  purchased  had been made at a single  time.  That  sales  charge  adjustment  will apply to any  shares  redeemed  prior to the completion of the Letter.  If the  difference in sales charges is not paid within twenty days after a request from the  Distributor  or the dealer,  the Distributor  will,  within sixty days of the expiration of the Letter,  redeem the number of escrowed shares necessary to realize such difference in sales charges.  Full and fractional  shares remaining after such redemption will be released from escrow.
If a request is received to redeem  escrowed  shares prior to the payment of such  additional  sales  charge,  the sales charge will be withheld from the redemption proceeds.

         4. By signing the Letter,  the  investor  irrevocably  constitutes  and appoints the  Transfer  Agent as  attorney-in-fact  to surrender for redemption any or all escrowed shares.

         5. The shares  eligible for purchase under the Letter (or the holding of which may be counted  toward  completion of a Letter)
include:
(a)      Class A shares sold with a front-end sales charge or subject to a Class A contingent deferred sales charge,
(b)      Class B shares of other Oppenheimer funds acquired subject to a contingent deferred sales charge, and
(c)      Class A or Class B shares  acquired by exchange of either (1) Class A shares of one of the other  Oppenheimer  funds that were acquired  subject  to a Class A initial  or  contingent  deferred  sales  charge or (2) Class B shares of one of the other Oppenheimer funds that were acquired subject to a contingent deferred sales charge.

         6.    Shares held in escrow  hereunder  will  automatically  be  exchanged  for shares of another fund to which an exchange is requested,  as described in the section of the Prospectus  entitled "How to Exchange Shares" and the escrow will be transferred to that other fund.

Asset  Builder  Plans.  To establish an Asset Builder Plan to buy shares  directly  from a bank account,  you must enclose a check (the minimum is $25) for the initial  purchase  with your  application.  Shares  purchased by Asset Builder Plan payments from bank accounts are subject to the redemption  restrictions  for recent purchases  described in the Prospectus.  Asset Builder Plans are available only if your bank is an ACH member.  Asset Builder  Plans may not be used to buy shares for  OppenheimerFunds  employer-sponsored  qualified retirement  accounts.  Asset Builder Plans also enable  shareholders of Oppenheimer  Cash Reserves to use their account in that fund to make monthly automatic purchases of shares of up to four other Oppenheimer funds.

         To make  automatic  payments to purchase  shares of the Fund,  your bank account will be debited  automatically.  Normally the debit will be made two business days prior to the  investment  dates you selected on your  Application.  Neither the  Distributor,  the
Transfer Agent nor the Fund shall be responsible for any delays in purchasing shares that result from delays in ACH transmissions.

         Before you establish  Asset Builder  payments,  you should  obtain a prospectus  of the selected  fund(s) from your  financial advisor (or the Distributor)  and request an application  from the Distributor.  Complete the application and return it. You may change the amount of your Asset  Builder  payment or your can terminate  these  automatic  investments  at any time by writing to the Transfer
Agent. The Transfer Agent requires a reasonable  period  (approximately  10 days) after receipt of your instructions to implement them.
The Fund reserves the right to amend, suspend, or discontinue offering Asset Builder plans at any time without prior notice.

Retirement  Plans.  Certain  types of retirement  plans are entitled to purchase  shares of the Fund without sales charge or at reduced sales charge rates, as described in Appendix B to this Statement of Additional  Information.  Certain special sales charge arrangements described in that Appendix apply to retirement  plans whose records are maintained on a daily  valuation  basis by Merrill Lynch Pierce
Fenner&Smith,  Inc. or an independent  record keeper that has a contract or special  arrangement  with Merrill Lynch.  If on the date the plan sponsor  signed the Merrill  Lynch record  keeping  service  agreement the plan has less than $3 million in assets (other than assets  invested in money market funds) invested in applicable  investments,  then the retirement plan may purchase only Class B shares of the Oppenheimer  funds.  Any retirement  plans in that category that currently  invest in Class B shares of the Fund will have their
Class B shares converted to Class A shares of the Fund when the plan's applicable investments reach $5 million.

Cancellation  of  Purchase  Orders.  Cancellation  of purchase  orders for the Fund's  shares (for  example,  when a purchase  check is returned to the Fund unpaid)  causes a loss to be incurred  when the net asset value of the Fund's shares on the  cancellation  date is less than on the  purchase  date.  That loss is equal to the amount of the decline in the net asset value per share  multiplied  by the number of shares in the purchase  order.  The investor is  responsible  for that loss. If the investor fails to compensate the Fund for the loss,  the  Distributor  will do so. The Fund may reimburse the  Distributor  for that amount by redeeming  shares from any account registered in that investor's name, or the Fund or the Distributor may seek other redress.

Classes of Shares.  Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund.  However, each class has different  shareholder  privileges and features.  The net income  attributable to Class B, Class C or Class N shares and the dividends payable on Class B, Class C or Class N shares will be reduced by incremental  expenses borne solely by that class.  Those expenses include the asset-based sales charges to which Class B and Class C are subject.

         The  availability  of different  classes of shares permits an investor to choose the method of purchasing  shares that is more appropriate for the investor.  That may depend on the amount of the purchase,  the length of time the investor  expects to hold shares, and other  relevant  circumstances.  Class A shares  normally are sold subject to an initial sales  charge.  While Class B, Class C and
Class N shares have no initial sales charge,  the purpose of the deferred sales charge and  asset-based  sales charge on Class B, Class
C and Class N shares is the same as that of the initial sales charge on Class A shares - to  compensate  the  Distributor  and brokers, dealers and financial  institutions  that sell shares of the Fund. A salesperson  who is entitled to receive  compensation  from his or her firm for selling Fund shares may receive different levels of compensation for selling one class of shares than another.

         The  Distributor  will not  accept any order in the  amount of  $500,000  or more for Class B shares or $1 million or more for
Class C shares on behalf of a single investor (not including dealer "street name" or omnibus  accounts).  That is because  generally it will be more advantageous for that investor to purchase Class A shares of the Fund.

          |X| Class B Conversion.  Under current  interpretations of applicable federal income tax law by the Internal Revenue Service, the  conversion  of Class B shares to Class A shares after six years is not treated as a taxable  event for the  shareholder.  If those laws or the IRS  interpretation  of those laws should change,  the automatic  conversion  feature may be suspended.  In that event,  no further  conversions  of Class B shares would occur while that  suspension  remained in effect.  Although  Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes,  without the  imposition of a sales charge or fee, such exchange could  constitute a taxable event for the  shareholder,  and absent such exchange,  Class B shares might continue to be subject to the asset-based sales charge for longer than six years.

         |X|  Availability of Class N Shares.  In addition to the description of the types of retirement plans which may purchase
Class N shares contained in the prospectus, Class N shares also are offered to the following:

o        to all rollover IRAs,
o        to all direct rollovers from OppenheimerFunds-sponsored Pinnacle and Ascender retirement plans,
o        to all trustee-to-trustee IRA transfers,
o        to all 90-24 type 403(b) transfers,
o        to Group Retirement Plans (as defined in Appendix _ to this Statement of Additional Information) which have entered into a special agreement with the Distributor for that purpose,
o        to Retirement Plans qualified under Sections 401(a) or 401(k) of the Internal Revenue Code, the recordkeeper or the plan sponsor for which has entered into a special agreement with the Distributor,
o        to Retirement Plans of a plan sponsor where the aggregate assets of all such plans invested in the Oppenheimer funds is
                      $500,000 or more,
o        to OppenheimerFunds-sponsored Ascender 401(k) plans that pay for the purchase with the redemption proceeds of Class A shares of one or more Oppenheimer funds.

         |X| Allocation of Expenses.  The Fund pays expenses related to its daily operations,  such as custodian fees,  Trustees' fees, transfer  agency fees,  legal fees and auditing  costs.  Those  expenses are paid out of the Fund's assets and are not paid directly by shareholders.  However,  those  expenses  reduce the net asset value of shares,  and therefore  are  indirectly  borne by  shareholders through their investment.

         The methodology for calculating the net asset value,  dividends and  distributions of the Fund's share classes  recognizes two types of expenses.  General  expenses  that do not pertain  specifically  to any one class are  allocated pro rata to the shares of all classes.  The allocation is based on the  percentage of the Fund's total assets that is  represented  by the assets of each class,  and then equally to each outstanding  share within a given class.  Such general expenses include  management fees,  legal,  bookkeeping and audit fees, printing and mailing costs of shareholder reports,  Prospectuses,  Statements of Additional Information and other materials for current shareholders,  fees to unaffiliated Trustees,  custodian expenses,  share issuance costs,  organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.

         Other expenses that are directly  attributable to a particular class are allocated  equally to each  outstanding  share within that class.  Examples of such expenses  include  distribution and service plan (12b-1) fees,  transfer and shareholder  servicing agent fees and expenses, and shareholder meeting expenses (to the extent that such expenses pertain only to a specific class).

Determination  of Net Asset Values Per Share.  The net asset values per share of each class of shares of the Fund are  determined as of the close of business of The New York Stock  Exchange on each day that the Exchange is open.  The  calculation  is done by dividing the value of the Fund's net assets  attributable  to a class by the  number of shares of that  class  that are  outstanding.  The  Exchange normally closes at 4:00 P.M., New York time, but may close earlier on some other days (for example,  in case of weather  emergencies or on days falling before a holiday).  The  Exchange's  most recent annual  announcement  (which is subject to change) states that it will close on New Year's Day,  Presidents'  Day,  Martin Luther King,  Jr. Day,  Good Friday,  Memorial Day,  Independence  Day,  Labor Day,
Thanksgiving Day and Christmas Day. It may also close on other days.

         Dealers  other than  Exchange  members  may  conduct  trading in certain  securities  on days on which the  Exchange is closed
(including  weekends  and U.S.  holidays)  or after 4:00 P.M.  on a regular  business  day.  The Fund's  net asset  values  will not be calculated on those days, and the value of some of the Fund's portfolio  securities may change  significantly on days when shareholders may not purchase or redeem shares.  Additionally,  trading on European and Asian stock exchanges and over-the-counter  markets normally is completed before the close of The New York Stock Exchange.

         Changes in the values of securities  traded on foreign  exchanges or markets as a result of events that occur after the prices of those  securities  are  determined,  but  before  the close of The New York  Stock  Exchange,  will not be  reflected  in the Fund's calculation  of its net asset  values  that day unless the Board of Trustees  determines  that the event is likely to effect a material change in the value of the security. The Manager may make that determination, under procedures established by the Board.

         |X|  Securities  Valuation.  The  Fund's  Board of  Trustees  has  established  procedures  for the  valuation  of the  Fund's securities. In general those procedures are as follows:

         |_| Equity securities traded on a U.S. securities exchange or on NASDAQ are valued as follows:
(1)      if last sale information is regularly  reported,  they are valued at the last reported sale price on the principal exchange on which they are traded or on NASDAQ, as applicable, on that day, or
(2)      if last sale  information is not available on a valuation  date, they are valued at the last reported sale price preceding the valuation  date if it is within the spread of the closing "bid" and "asked"  prices on the valuation date or, if not, at the closing "bid" price on the valuation date.
         |_| Equity securities traded on a foreign securities exchange generally are valued in one of the following ways:
(1)      at the last sale price available to the pricing service approved by the Board of Trustees, or
(2)      at the last sale price  obtained by the Manager from the report of the  principal  exchange on which the security is traded at its last trading session on or immediately before the valuation date, or
(3)      at the mean between the "bid" and "asked" prices  obtained from the principal  exchange on which the security is traded or, on the basis of reasonable inquiry, from two market makers in the security.
         |_|  Long-term  debt  securities  having a remaining  maturity in excess of 60 days are valued  based on the mean  between the
"bid" and "asked" prices  determined by a portfolio pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry.
         |_| The following  securities  are valued at the mean between the "bid" and "asked"  prices  determined  by a pricing  service approved by the Fund's  Board of Trustees or obtained  by the Manager  from two active  market  makers in the  security on the basis of reasonable inquiry:
(1)      debt instruments that have a maturity of more than 397 days when issued,
(2)      debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of more than 60 days, and
(3)      non-money market debt  instruments that had a maturity of 397 days or less when issued and which have a remaining  maturity of
                  60 days or less.
         |_| The following securities are valued at cost, adjusted for amortization of premiums and accretion of discounts:
(1)      money market debt securities  held by a non-money  market fund that had a maturity of less than 397 days when issued that have a remaining maturity of 60 days or less, and
(2)      debt instruments held by a money market fund that have a remaining maturity of 397 days or less.
         |_| Securities  (including  restricted  securities) not having  readily-available  market  quotations are valued at fair value determined  under the Board's  procedures.  If the Manager is unable to locate two market makers willing to give quotes, a security may be priced at the mean between the "bid" and "asked"  prices  provided by a single  active  market maker (which in certain  cases may be the "bid" price if no "asked" price is available).

         In the case of U.S. government  securities,  mortgage-backed  securities,  corporate bonds and foreign government  securities, when last sale  information is not generally  available,  the Manager may use pricing services  approved by the Board of Trustees.  The pricing service may use "matrix"  comparisons to the prices for comparable  instruments on the basis of quality,  yield,  and maturity.
Other special factors may be involved (such as the tax-exempt  status of the interest paid by municipal  securities).  The Manager will monitor the accuracy of the pricing  services.  That  monitoring may include  comparing  prices used for portfolio  valuation to actual sales prices of selected securities.

         The closing prices in the London foreign  exchange  market on a particular  business day that are provided to the Manager by a bank,  dealer or pricing service that the Manager has determined to be reliable are used to value foreign  currency,  including forward contracts, and to convert to U.S. dollars securities that are denominated in foreign currency.

         Puts,  calls,  and futures are valued at the last sale price on the principal  exchange on which they are traded or on NASDAQ, as  applicable,  as determined by a pricing  service  approved by the Board of Trustees or by the Manager.  If there were no sales that day,  they shall be valued at the last sale price on the  preceding  trading  day if it is within the spread of the  closing  "bid" and
"asked"  prices on the principal  exchange or on NASDAQ on the valuation  date. If not, the value shall be the closing bid price on the principal  exchange or on NASDAQ on the valuation date. If the put, call or future is not traded on an exchange or on NASDAQ,  it shall be valued by the mean between "bid" and "asked"  prices  obtained by the Manager from two active market  makers.  In certain cases that may be at the "bid" price if no "asked" price is available.

         When the Fund writes an option,  an amount  equal to the premium  received is included in the Fund's  Statement  of Assets and
Liabilities as an asset. An equivalent  credit is included in the liability  section.  The credit is adjusted  ("marked-to-market")  to reflect the current market value of the option.  In determining  the Fund's gain on  investments,  if a call or put written by the Fund is exercised,  the proceeds are increased by the premium  received.  If a call or put written by the Fund expires,  the Fund has a gain in the amount of the  premium.  If the Fund enters  into a closing  purchase  transaction,  it will have a gain or loss,  depending  on whether the premium  received  was more or less than the cost of the closing  transaction.  If the Fund  exercises a put it holds,  the amount the Fund receives on its sale of the underlying investment is reduced by the amount of premium paid by the Fund.

How to Sell Shares

         Information  on how to sell  shares  of the Fund is  stated in the  Prospectus.  The  information  below  provides  additional information about the procedures and conditions for redeeming shares.

Reinvestment Privilege. Within six months of a redemption, a shareholder may reinvest all or part of the redemption proceeds of:

         |_|  Class A shares  purchased  subject to an initial  sales  charge or Class A shares on which a  contingent  deferred  sales charge was paid, or
         |_|  Class B shares that were subject to the Class B contingent deferred sales charge when redeemed.

         The  reinvestment  may be made without sales charge only in Class A shares of the Fund or any of the other  Oppenheimer  funds into which shares of the Fund are  exchangeable as described in "How to Exchange Shares" below.  Reinvestment  will be at the net asset value next computed after the Transfer Agent receives the  reinvestment  order.  The  shareholder  must ask the Transfer Agent for that privilege at the time of  reinvestment.  This  privilege  does not apply to Class C or Class Y shares.  The Fund may amend,  suspend or cease  offering  this  reinvestment  privilege  at any time as to shares  redeemed  after  the date of such  amendment,  suspension  or cessation.

         Any capital gain that was  realized  when the shares were  redeemed is taxable,  and  reinvestment  will not alter any capital gains  tax  payable  on that  gain.  If  there  has  been a  capital  loss on the  redemption,  some or all of the  loss may not be tax deductible,  depending on the timing and amount of the  reinvestment.  Under the Internal  Revenue Code, if the redemption  proceeds of
Fund shares on which a sales charge was paid are  reinvested in shares of the Fund or another of the  Oppenheimer  funds within 90 days of payment of the sales  charge,  the  shareholder's  basis in the shares of the Fund that were  redeemed may not include the amount of the sales  charge paid.  That would reduce the loss or increase the gain  recognized  from the  redemption.  However,  in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds.

Payments "In Kind".  The Prospectus  states that payment for shares  tendered for redemption is ordinarily made in cash.  However,  the
Board of Trustees of the Fund may determine that it would be detrimental  to the best  interests of the remaining  shareholders  of the
Fund to make payment of a redemption  order wholly or partly in cash. In that case, the Fund may pay the  redemption  proceeds in whole or in part by a distribution "in kind" of liquid securities from the portfolio of the Fund, in lieu of cash.

         The Fund has elected to be governed by Rule 18f-1 under the  Investment  Company Act.  Under that rule,  the Fund is obligated to redeem  shares  solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder.  If shares are redeemed in kind, the redeeming  shareholder might incur brokerage or other costs in selling the securities for cash.  The Fund will value  securities  used to pay  redemptions in kind using the same method the Fund uses to value its portfolio securities  described  above under  "Determination  of Net Asset  Values Per  Share."  That  valuation  will be made as of the time the redemption price is determined.

Transfers of Shares.  A transfer of shares to a different  registration  is not an event that  triggers  the payment of sales  charges.
Therefore,  shares are not subject to the payment of a  contingent  deferred  sales  charge of any class at the time of transfer to the name of another person or entity. It does not matter whether the transfer occurs by absolute  assignment,  gift or bequest,  as long as it does not involve,  directly or indirectly,  a public sale of the shares.  When shares subject to a contingent  deferred sales charge are transferred,  the transferred  shares will remain subject to the contingent  deferred sales charge. It will be calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder.

         If less than all shares held in an account are  transferred,  and some but not all shares in the account would be subject to a contingent  deferred  sales charge if redeemed at the time of transfer,  the priorities  described in the Prospectus  under "How to Buy
Shares" for the  imposition of the Class B, Class C or Class N contingent  deferred  sales charge will be followed in  determining  the order in which shares are transferred.

Distributions  From Retirement Plans.  Requests for distributions  from  OppenheimerFunds-sponsored  IRAs,  403(b)(7)  custodial plans,
401(k) plans or pension or profit-sharing plans should be addressed to "Trustee,  OppenheimerFunds  Retirement Plans," c/o the Transfer
Agent  at its  address  listed  in "How To Sell  Shares"  in the  Prospectus  or on the  back  cover of this  Statement  of  Additional
Information. The request must:
(1)      state the reason for the distribution;
(2)      state the owner's awareness of tax penalties if the distribution is premature; and
(3)      conform to the requirements of the plan and the Fund's other redemption requirements.

         Participants (other than self-employed persons) in  OppenheimerFunds-sponsored  pension or profit-sharing plans with shares of the Fund held in the name of the plan or its fiduciary may not directly request  redemption of their accounts.  The plan  administrator or fiduciary must sign the request.

         Distributions  from pension and profit sharing plans are subject to special  requirements  under the Internal Revenue Code and certain  documents  (available from the Transfer  Agent) must be completed and submitted to the Transfer Agent before the  distribution may be made.  Distributions  from retirement  plans are subject to withholding  requirements  under the Internal  Revenue Code, and IRS
Form W-4P  (available  from the  Transfer  Agent)  must be  submitted  to the  Transfer  Agent with the  distribution  request,  or the distribution may be delayed.  Unless the shareholder has provided the Transfer Agent with a certified tax  identification  number,  the
Internal  Revenue Code requires that tax be withheld from any  distribution  even if the  shareholder  elects not to have tax withheld.
The Fund, the Manager, the Distributor,  and the Transfer Agent assume no responsibility to determine whether a distribution  satisfies the conditions of applicable tax laws and will not be responsible for any tax penalties assessed in connection with a distribution.

Special  Arrangements  for Repurchase of Shares from Dealers and Brokers.  The Distributor is the Fund's agent to repurchase its shares from authorized  dealers or brokers on behalf of their  customers.  Shareholders  should contact their broker or dealer to arrange this type of redemption.  The repurchase  price per share will be the net asset value next computed after the Distributor  receives an order placed by the dealer or broker.  However,  if the  Distributor  receives a repurchase  order from a dealer or broker after the close of
The New York Stock  Exchange on a regular  business  day, it will be  processed at that day's net asset value if the order was received by the dealer or broker from its customers prior to the time the Exchange closes.  Normally,  the Exchange closes at 4:00 P.M., but may do so earlier on some days.  Additionally,  the order must have been transmitted to and received by the Distributor  prior to its close of business that day (normally 5:00 P.M.).

         Ordinarily,  for accounts  redeemed by a broker-dealer  under this procedure,  payment will be made within three business days after the  shares  have been  redeemed  upon the  Distributor's  receipt of the  required  redemption  documents  in proper  form.  The signature(s) of the registered owners on the redemption documents must be guaranteed as described in the Prospectus.

Automatic  Withdrawal  and Exchange  Plans.  Investors  owning  shares of the Fund valued at $5,000 or more can  authorize the Transfer
Agent to redeem shares (having a value of at least $50)  automatically  on a monthly,  quarterly,  semi-annual or annual basis under an
Automatic  Withdrawal  Plan.  Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the  payment.  Automatic  withdrawals  of up to $1,500 per month may be  requested  by  telephone  if payments  are to be made by check payable to all  shareholders  of record.  Payments  must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days.  Required minimum  distributions from  OppenheimerFunds-sponsored  retirement plans may not be arranged on this basis.

         Payments are normally made by check, but shareholders  having AccountLink  privileges (see "How To Buy Shares") may arrange to
have  Automatic   Withdrawal  Plan  payments   transferred  to  the  bank  account   designated  on  the  Account   Application  or  by
signature-guaranteed  instructions sent to the Transfer Agent.  Shares are normally  redeemed pursuant to an Automatic  Withdrawal Plan three business days before the payment  transmittal date you select in the Account  Application.  If a contingent deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly.

         The Fund  cannot  guarantee  receipt of a payment on the date  requested.  The Fund  reserves  the right to amend,  suspend or discontinue  offering these plans at any time without prior notice.  Because of the sales charge  assessed on Class A share  purchases, shareholders  should not make regular additional Class A share purchases while  participating in an Automatic  Withdrawal Plan. Class B and Class C shareholders  should not establish  withdrawal plans,  because of the imposition of the contingent deferred sales charge on such withdrawals (except where the contingent deferred sales charge is waived as described in Appendix B below).

         By requesting an Automatic  Withdrawal or Exchange Plan,  the  shareholder  agrees to the terms and  conditions  that apply to such plans, as stated below.  These provisions may be amended from time to time by the Fund and/or the Distributor.  When adopted,  any amendments will automatically apply to existing Plans.

         |X| Automatic Exchange Plans.  Shareholders can authorize the Transfer Agent to exchange a pre-determined  amount of shares of the Fund for shares (of the same class) of other Oppenheimer funds automatically on a monthly,  quarterly,  semi-annual or annual basis under an Automatic  Exchange Plan. The minimum amount that may be exchanged to each other fund account is $25.  Instructions  should be provided on the  OppenheimerFunds  Application or  signature-guaranteed  instructions.  Exchanges made under these plans are subject to the  restrictions  that apply to exchanges as set forth in "How to Exchange  Shares" in the  Prospectus  and below in this Statement of
Additional Information.

         |X|  Automatic  Withdrawal  Plans.  Fund shares will be redeemed as necessary to meet  withdrawal  payments.  Shares  acquired without a sales charge will be redeemed  first.  Shares  acquired with  reinvested  dividends and capital gains  distributions  will be redeemed next,  followed by shares acquired with a sales charge,  to the extent necessary to make withdrawal  payments.  Depending upon the amount  withdrawn,  the investor's  principal may be depleted.  Payments made under these plans should not be considered as a yield or income on your investment.

         The  Transfer  Agent  will  administer  the  investor's  Automatic  Withdrawal  Plan  as  agent  for the  shareholder(s)  (the
"Planholder") who executed the Plan  authorization and application  submitted to the Transfer Agent.  Neither the Fund nor the Transfer
Agent shall incur any liability to the  Planholder  for any action taken or not taken by the Transfer Agent in good faith to administer the Plan.  Share  certificates  will not be issued for shares of the Fund purchased for and held under the Plan, but the Transfer Agent will credit all such shares to the account of the  Planholder on the records of the Fund. Any share  certificates  held by a Planholder may be surrendered  unendorsed to the Transfer Agent with the Plan  application so that the shares  represented by the  certificate may be held under the Plan.

         For accounts subject to Automatic  Withdrawal Plans,  distributions of capital gains must be reinvested in shares of the Fund, which  will be done at net  asset  value  without  a sales  charge.  Dividends  on shares  held in the  account  may be paid in cash or reinvested.

         Shares will be redeemed to make  withdrawal  payments at the net asset  value per share  determined  on the  redemption  date.
Checks or AccountLink  payments  representing the proceeds of Plan  withdrawals will normally be transmitted  three business days prior to the date selected for receipt of the payment,  according to the choice  specified in writing by the  Planholder.  Receipt of payment on the date selected cannot be guaranteed.

         The  amount and the  interval  of  disbursement  payments  and the  address  to which  checks are to be mailed or  AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the Transfer Agent.  The Planholder  should allow at least two weeks' time after mailing such  notification for the requested  change to be put in effect.  The Planholder may, at any time, instruct the  Transfer  Agent by written  notice to redeem all, or any part of, the shares held under the Plan.  That notice must be in proper form in accordance  with the  requirements  of the  then-current  Prospectus of the Fund. In that case,  the Transfer Agent will redeem  the  number of shares  requested  at the net asset  value  per share in effect  and will mail a check for the  proceeds  to the
Planholder.

         The Planholder  may terminate a Plan at any time by writing to the Transfer  Agent.  The Fund may also give  directions to the
Transfer  Agent to terminate a Plan.  The Transfer  Agent will also  terminate a Plan upon its receipt of evidence  satisfactory  to it that the Planholder has died or is legally  incapacitated.  Upon  termination of a Plan by the Transfer Agent or the Fund,  shares that have  not  been  redeemed  will be  held in  uncertificated  form  in the  name of the  Planholder.  The  account  will  continue  as a dividend-reinvestment,  uncertificated  account  unless and until proper  instructions  are received  from the  Planholder,  his or her executor or guardian, or another authorized person.

         To use shares held under the Plan as collateral for a debt,  the  Planholder  may request  issuance of a portion of the shares in certificated  form.  Upon written  request from the  Planholder,  the Transfer Agent will determine the number of shares for which a certificate may be issued without causing the withdrawal checks to stop. However,  should such uncertificated  shares become exhausted,
Plan withdrawals will terminate.

         If the Transfer  Agent ceases to act as transfer  agent for the Fund,  the  Planholder  will be deemed to have  appointed  any successor transfer agent to act as agent in administering the Plan.

How to Exchange Shares

         As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds.  Shares of Oppenheimer funds that have a single class without a class designation are deemed "Class A" shares for this purpose. You can obtain a current list showing which funds offer which classes by calling the Distributor at 1.800.525.7048.
o        All of the Oppenheimer funds currently offer Class A, B and C shares except Oppenheimer Money Market Fund, Inc., Centennial
     Money Market Trust, Centennial Tax Exempt Trust, Centennial Government Trust, Centennial New York Tax Exempt Trust, Centennial
     California Tax Exempt Trust, and Centennial America Fund, L.P., which only offer Class A shares.
o        Class B, Class C and Class N shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other Oppenheimer funds or through OppenheimerFunds-sponsored 401(k) plans.
o        Only certain Oppenheimer funds currently offer Class Y shares. Class Y shares of Oppenheimer Real Asset Fund may not be exchanged for shares of any other fund.
o        Only certain Oppenheimer funds currently offer Class N shares, which are only offered to retirement plans as described in the Prospectus. Class N shares can be exchanged only for Class N shares of other Oppenheimer funds.
o        Class M shares of Oppenheimer Convertible Securities Fund may be exchanged only for Class A shares of other Oppenheimer funds. They may not be acquired by exchange of shares of any class of any other Oppenheimer funds except Class A shares of
     Oppenheimer Money Market Fund or Oppenheimer Cash Reserves acquired by exchange of Class M shares.
o        Class A shares of Senior Floating Rate Fund are not available by exchange of Class A shares of other Oppenheimer funds.
     Class A shares of Senior Floating Rate Fund that are exchanged for shares of the other Oppenheimer funds may not be exchanged back for Class A shares of Senior Floating Rate Fund.
o        Class X shares of Limited Term New York Municipal Fund can be exchanged only for Class B shares of other Oppenheimer funds and no exchanges may be made to Class X shares.
o        Shares of Oppenheimer Capital Preservation Fund may not be exchanged for shares of Oppenheimer Money Market Fund, Inc.,
     Oppenheimer Cash Reserves or Oppenheimer Limited-Term Government Fund.  Only participants in certain retirement plans may purchase shares of Oppenheimer Capital Preservation Fund, and only those participants may exchange shares of other Oppenheimer funds for shares of Oppenheimer Capital Preservation Fund.
o        Class A shares of Oppenheimer Senior Floating Rate Fund are not available by exchange of shares of Oppenheimer Money Market
     Fund or Class A shares of Oppenheimer Cash Reserves. If any Class A shares of another Oppenheimer fund that are exchanged for
     Class A shares of Oppenheimer Senior Floating Rate Fund are subject to the Class A contingent deferred sales charge of the other
     Oppenheimer fund at the time of exchange, the holding period for that Class A contingent deferred sales charge will carry over to the Class A shares of Oppenheimer Senior Floating Rate Fund acquired in the exchange. The Class A shares of Oppenheimer Senior
     Floating Rate Fund acquired in that exchange will be subject to the Class A Early Withdrawal Charge of Oppenheimer Senior
     Floating Rate Fund if they are repurchased before the expiration of the holding period.
o        Class A, Class B, Class C and Class Y Shares of Oppenheimer Select Managers Mercury Advisors S&P Index Fund and Oppenheimer
     Select Managers QM Active Balanced Fund are only available to retirement plans and are available only by exchange from the same class of shares of other Oppenheimer funds held by retirement plans.

         Class A shares of  Oppenheimer  funds may be  exchanged  at net asset value for shares of any money market fund offered by the
Distributor.  Shares of any money  market fund  purchased  without a sales  charge may be  exchanged  for shares of  Oppenheimer  funds offered with a sales charge upon payment of the sales charge.  They may also be used to purchase  shares of  Oppenheimer  funds subject to an early withdrawal charge or contingent deferred sales charge.

         Shares of Oppenheimer Money Market Fund, Inc. purchased with the redemption proceeds of shares of other mutual funds (other than funds managed by the Manager or its subsidiaries) redeemed within the 30 days prior to that purchase may subsequently be exchanged for shares of other Oppenheimer funds without being subject to an initial sales charge or contingent deferred sales charge.
To qualify for that privilege, the investor or the investor's dealer must notify the Distributor of eligibility for this privilege at the time the shares of Oppenheimer Money Market Fund, Inc. are purchased.  If requested, they must supply proof of entitlement to this privilege.

         Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds.

The Fund may amend,  suspend or terminate the exchange  privilege at any time.  Although the Fund may impose these changes at any time, it will  provide you with notice of those  changes  whenever it is required to do so by  applicable  law. It may be required to provide
60 days  notice  prior  to  materially  amending  or  terminating  the  exchange  privilege.  That 60 day  notice  is not  required  in extraordinary circumstances.

|X| How Exchanges Affect Contingent  Deferred Sales Charges.  No contingent  deferred sales charge is imposed on exchanges of shares of any class  purchased  subject to a contingent  deferred  sales  charge.  However,  when Class A shares  acquired by exchange of Class A shares of other  Oppenheimer  funds  purchased  subject to a Class A contingent  deferred sales charge are redeemed within 18 months of the end of the calendar month of the initial  purchase of the exchanged  Class A shares,  the Class A contingent  deferred sales charge is imposed on the redeemed  shares.  The Class B contingent  deferred sales charge is imposed on Class B shares acquired by exchange if they are  redeemed  within 6 years of the initial  purchase of the  exchanged  Class B shares.  The Class C contingent  deferred  sales charge is imposed  on Class C shares  acquired  by  exchange  if they are  redeemed  within 12 months of the  initial  purchase  of the exchanged  Class C shares.  With respect to Class N shares,  a 1% contingent  deferred  sales charge will be imposed if the  retirement plan (not  including  IRAs and 403(b) plans) is terminated or Class N shares of all  Oppenheimer  funds are terminated as an investment option  of the plan and Class N shares  are  redeemed  within  18 months  after  the  plan's  first  purchase  of Class N shares of any
Oppenheimer  fund or with respect to an individual  retirement plan or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any Oppenheimer fund.

         When Class B or Class C shares are  redeemed to effect an  exchange,  the  priorities  described in "How To Buy Shares" in the
Prospectus  for the  imposition  of the Class B or the Class C contingent  deferred  sales charge will be followed in  determining  the order in which the shares are exchanged.  Before exchanging shares,  shareholders  should take into account how the exchange may affect any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares.

         Shareholders owning shares of more than one class must specify which class of shares they wish to exchange.

         |X| Limits on  Multiple  Exchange  Orders.  The Fund  reserves  the right to reject  telephone  or written  exchange  requests submitted in bulk by anyone on behalf of more than one  account.  The Fund may accept  requests for  exchanges of up to 50 accounts per day from representatives of authorized dealers that qualify for this privilege.

         |X| Telephone  Exchange Requests.  When you exchange some or all of your shares from one fund to another,  any special account feature such as an Asset  Builder  Plan or  Automatic  Withdrawal  Plan,  will be switched to the new fund account  unless you tell the
Transfer  Agent not to do so.  However,  special  redemption  and exchange  features  such as Automatic  Exchange  Plans and  Automatic
Withdrawal Plans cannot be switched to an account in Oppenheimer Senior Floating Rate Fund.

         |X|  Processing  Exchange  Requests.  Shares to be  exchanged  are redeemed on the regular  business  day the  Transfer  Agent receives an exchange request in proper form (the "Redemption Date").  Normally,  shares of the fund to be acquired are purchased on the
Redemption  Date,  but such  purchases  may be  delayed  by either  fund up to five  business  days if it  determines  that it would be disadvantaged  by an immediate  transfer of the redemption  proceeds.  The Fund reserves the right,  in its  discretion,  to refuse any exchange request that may disadvantage it. For example,  if the receipt of multiple  exchange  requests from a dealer might require the disposition  of  portfolio  securities  at a time or at a price  that  might be  disadvantageous  to the Fund,  the Fund may refuse the request.  For full or partial  exchange of an account made by telephone,  any special account  features such as Asset Builder Plans and
Automatic Withdrawal Plans will be switched to the new account unless the Transfer Agent is instructed otherwise.

         In  connection  with any  exchange  request,  the  number of shares  exchanged  may be less than the number  requested  if the exchange  or the number  requested  would  include  shares  subject to a  restriction  cited in the  Prospectus  or this  Statement  of
Additional  Information,  or would include shares covered by a share certificate that is not tendered with the request. In those cases, only the shares available for exchange without restriction will be exchanged.

         The  different  Oppenheimer  funds  available  for exchange  have  different  investment  objectives,  policies  and risks.  A shareholder  should assure that the fund selected is appropriate for his or her investment and should be aware of the tax  consequences of an exchange.  For federal  income tax  purposes,  an exchange  transaction  is treated as a  redemption  of shares of one fund and a purchase of shares of another.  "Reinvestment  Privilege," above,  discusses some of the tax consequences of reinvestment of redemption proceeds in such cases. The Fund, the Distributor,  and the Transfer Agent are unable to provide  investment,  tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

         Dividends  and  Distributions.  The Fund has no fixed  dividend  rate and there can be no  assurance  as to the payment of any dividends or the  realization of any capital gains.  The dividends and  distributions  paid by a class of shares will vary from time to time depending on market conditions,  the composition of the Fund's portfolio,  and expenses borne by the Fund or borne separately by a class.  Dividends  are  calculated  in the same  manner,  at the same  time,  and on the same day for each  class of  shares.  However, dividends  on Class B,  Class C and Class N shares  are  expected  to be lower than  dividends  on Class A and Class Y shares.  That is because of the effect of the  asset-based  sales  charge on Class B, Class C and Class N shares.  Those  dividends  will also differ in amount as a consequence of any difference in the net asset values of the different classes of shares.

         Dividends,  distributions  and proceeds of the redemption of Fund shares  represented by checks returned to the Transfer Agent by the Postal Service as undeliverable  will be invested in shares of Oppenheimer Money Market Fund, Inc.  Reinvestment will be made as promptly as possible after the return of such checks to the Transfer  Agent,  to enable the investor to earn a return on otherwise idle funds.  Unclaimed  accounts  may be  subject  to state  escheatment  laws,  and the Fund and the  Transfer  Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

Tax Status of the  Fund's  Dividends  and  Distributions.  The  Federal  tax  treatment  of the  Fund's  dividends  and  capital  gains distributions is briefly highlighted in the Prospectus.

         Special  provisions of the Internal  Revenue Code govern the  eligibility of the Fund's  dividends for the  dividends-received deduction  for  corporate  shareholders.  Long-term  capital  gains  distributions  are not eligible for the  deduction.  The amount of dividends  paid by the Fund that may qualify for the deduction is limited to the  aggregate  amount of  qualifying  dividends  that the
Fund derives from portfolio  investments  that the Fund has held for a minimum period,  usually 46 days. A corporate  shareholder  will not be eligible for the  deduction on dividends  paid on Fund shares held for 45 days or less.  To the extent the Fund's  dividends are derived from gross income from option  premiums,  interest  income or short-term  gains from the sale of  securities or dividends  from foreign corporations, those dividends will not qualify for the deduction.

         Under the Internal  Revenue Code, by December 31 each year,  the Fund must  distribute  98% of its taxable  investment  income earned  from  January 1 through  December 31 of that year and 98% of its capital  gains  realized in the period from  November 1 of the prior year through October 31 of the current year. If it does not, the Fund must pay an excise tax on the amounts not  distributed.  It is presently  anticipated that the Fund will meet those  requirements.  However,  the Board of Trustees and the Manager might determine in a  particular  year  that it would be in the best  interests  of  shareholders  for the Fund not to make such  distributions  at the required  levels and to pay the excise  tax on the  undistributed  amounts.  That  would  reduce the amount of income or capital  gains available for distribution to shareholders.

         The Fund intends to qualify as a "regulated  investment  company"  under the Internal  Revenue Code  (although it reserves the right not to qualify).  That  qualification  enables the Fund to "pass through" its income and realized  capital gains to  shareholders without  having to pay tax on them.  This avoids a double tax on that income and capital  gains,  since  shareholders  normally will be taxed on the dividends  and capital gains they receive from the Fund (unless the Fund's shares are held in a retirement  account or the shareholder is otherwise exempt from tax). If the Fund qualifies as a "regulated  investment  company" under the Internal Revenue Code, it will not be liable for  Federal  income  taxes on  amounts  paid by it as  dividends  and  distributions.  The Fund  qualified  as a regulated  investment  company in its last fiscal  year.  The  Internal  Revenue Code  contains a number of complex  tests  relating to qualification  which the Fund might not meet in any  particular  year.  If it did not so  qualify,  the Fund  would be treated  for tax purposes as an ordinary corporation and receive no tax deduction for payments made to shareholders.

         If prior  distributions made by the Fund must be  re-characterized as a non-taxable return of capital at the end of the fiscal year as a result of the effect of the Fund's investment policies, they will be identified as such in notices sent to shareholders.

Dividend  Reinvestment  in  Another  Fund.  Shareholders  of the  Fund  may  elect to  reinvest  all  dividends  and/or  capital  gains distributions in shares of the same class of any of the other Oppenheimer  funds listed above.  Reinvestment will be made without sales charge at the net asset  value per share in effect at the close of business on the payable  date of the  dividend or  distribution.  To elect this option,  the  shareholder  must notify the Transfer Agent in writing and must have an existing  account in the fund selected for  reinvestment.  Otherwise the shareholder  first must obtain a prospectus for that fund and an application  from the Distributor to establish an account.  Dividends  and/or  distributions  from shares of certain other  Oppenheimer  funds (other than  Oppenheimer Cash
Reserves) may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The  Distributor.  The Fund's shares are sold through  dealers,  brokers and other financial  institutions  that have a sales agreement with  OppenheimerFunds  Distributor,  Inc.,  a subsidiary  of the Manager that acts as the Fund's  Distributor.  The  Distributor  also distributes shares of the other Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

The Transfer  Agent.  OppenheimerFunds  Services,  the Fund's  Transfer  Agent,  is a division of the Manager.  It is  responsible  for maintaining  the Fund's  shareholder  registry and  shareholder  accounting  records,  and for paying  dividends and  distributions  to shareholders.  It also handles shareholder  servicing and administrative  functions.  It serves as the Transfer Agent for an annual per account fee. It also acts as shareholder  servicing agent for the other Oppenheimer funds.  Shareholders  should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The Custodian.  The Bank of New York is the Custodian of the Fund's assets. The Custodian's  responsibilities  include safeguarding and controlling  the Fund's  portfolio  securities  and  handling  the  delivery of such  securities  to and from the Fund.  It will be the practice of the Fund to deal with the Custodian in a manner  uninfluenced by any banking  relationship  the Custodian may have with the
Manager and its  affiliates.  The Fund's cash balances  with the  custodian in excess of $100,000 are not protected by Federal  deposit insurance. Those uninsured balances at times may be substantial.

Independent  Auditors.  KPMG LLP are the independent auditors of the Fund. They audit the Fund's financial statements and perform other related audit services. They also act as auditors for certain other funds advised by the Manager and its affiliates.

INDEPENDENT AUDITORS' REPORT
================================================================================
 THE BOARD OF TRUSTEES AND SHAREHOLDERS
 OF OPPENHEIMER DISCOVERY FUND:

 We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Oppenheimer Discovery Fund as of September 30,
 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2000, by correspondence with the custodian and brokers; and where confirmations were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
 Oppenheimer Discovery Fund as of September 30, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

 KPMG LLP

 Denver, Colorado
 October 20, 2000

                         10 OPPENHEIMER DISCOVERY FUND

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2000

-------------------------------------------------------------------------------

                                                                            MARKET VALUE
                                                               SHARES         SEE NOTE 1
-------------------------------------------------------------------------------------------
 COMMON STOCKS--90.5%
-------------------------------------------------------------------------------------------
 CAPITAL GOODS--8.7%
-------------------------------------------------------------------------------------------

 AEROSPACE/DEFENSE--0.5%
 Hexcel Corp.(1)                                               345,000      $  4,614,375
-------------------------------------------------------------------------------------------
 Teledyne Technologies, Inc.(1)                                141,500         4,121,187
                                                                            ---------------
                                                                               8,735,562

-------------------------------------------------------------------------------------------
 ELECTRICAL EQUIPMENT--1.1%
 Benchmark Electronics, Inc.(1)                               400,000         20,800,000
-------------------------------------------------------------------------------------------

 INDUSTRIAL SERVICES--1.4%
 Forrester Research, Inc.(1)                                  100,000          6,375,000
-------------------------------------------------------------------------------------------
 Iron Mountain, Inc.                                          380,000         14,060,000
-------------------------------------------------------------------------------------------
 Tetra Tech,Inc.(1)                                           200,000          5,712,500
                                                                            ---------------
                                                                              26,147,500

-------------------------------------------------------------------------------------------
 MANUFACTURING--5.7%
 ATMI, Inc.(1)                                                235,000          5,493,125
-------------------------------------------------------------------------------------------
 Coherent, Inc.(1)                                            240,000         16,320,000
-------------------------------------------------------------------------------------------
 FSI International, Inc.(1)                                   445,500          6,348,375
-------------------------------------------------------------------------------------------
 Photon Dynamics, Inc.(1)                                      95,200          3,593,800
-------------------------------------------------------------------------------------------
 Plexus Corp.(1)                                               80,000          5,640,000
-------------------------------------------------------------------------------------------
 PRI Automation, Inc.(1)                                      369,700          6,747,025
-------------------------------------------------------------------------------------------
 RadiSys Corp.(1)                                              88,900          4,495,006
-------------------------------------------------------------------------------------------
 Rudolph Technologies, Inc.(1)                                129,600          4,333,500
-------------------------------------------------------------------------------------------
 Three-Five Systems, Inc.(1)                                  350,000         10,237,500
-------------------------------------------------------------------------------------------
 Veeco Instruments, Inc.(1)                                   250,000         26,566,406
-------------------------------------------------------------------------------------------
 Zygo Corp.(1)                                                192,800         16,773,600
                                                                             --------------
                                                                             106,548,337

-------------------------------------------------------------------------------------------
 COMMUNICATION SERVICES--1.5%
-------------------------------------------------------------------------------------------
 TELECOMMUNICATIONS-LONG DISTANCE--0.4%
 Cosine Communications, Inc.(1)                                20,400          1,133,475
-------------------------------------------------------------------------------------------
 Lexent, Inc.(1)                                              105,000          3,123,750
-------------------------------------------------------------------------------------------
 Powertel, Inc.(1)                                             35,000          2,662,187
                                                                              -------------
                                                                               6,919,412

-------------------------------------------------------------------------------------------
 TELEPHONE UTILITIES--0.2%
 Choice One Communications, Inc.(1)                           340,400          4,148,625
-------------------------------------------------------------------------------------------
 TELECOMMUNICATIONS-WIRELESS--0.9%
 Leap Wireless International, Inc.(1)                         115,000          7,194,687
-------------------------------------------------------------------------------------------
 Metricom, Inc.(1)                                            150,000          3,862,500
-------------------------------------------------------------------------------------------
 Pinnacle Holdings, Inc.(1)                                   103,000          2,742,375
-------------------------------------------------------------------------------------------
 Proxim, Inc.(1)                                               81,100          3,608,950
                                                                              -------------
                                                                              17,408,512

                          11 OPPENHEIMER DISCOVERY FUND

STATEMENT OF INVESTMENTS  Continued

-------------------------------------------------------------------------------

                                                                            MARKET VALUE
                                                               SHARES         SEE NOTE 1
-------------------------------------------------------------------------------------------
 CONSUMER CYCLICALS--8.3%
-------------------------------------------------------------------------------------------
 CONSUMER SERVICES--0.9%
-------------------------------------------------------------------------------------------

 Getty Images, Inc.(1)                                         305,000       $ 9,283,437
-------------------------------------------------------------------------------------------
 Heidrick&Struggles International, Inc.(1)                    65,000         3,339,375
-------------------------------------------------------------------------------------------
 Macrovision Corp.(1)                                           60,000         4,860,000
                                                                              -------------
                                                                              17,482,812

-------------------------------------------------------------------------------------------
 LEISURE &ENTERTAINMENT--1.6%
 Anchor Gaming(1)                                              201,800        16,055,712
-------------------------------------------------------------------------------------------
 Orient-Express Hotel Ltd.(1)                                  225,000         4,331,250
-------------------------------------------------------------------------------------------
 Station Casinos, Inc.(1)                                      710,900        10,130,325
                                                                              -------------
                                                                              30,517,287

-------------------------------------------------------------------------------------------
 MEDIA--1.0%
 ACNielsen Corp.(1)                                            200,100         4,764,881
-------------------------------------------------------------------------------------------
 Penton Media, Inc.                                            235,000         6,462,500
-------------------------------------------------------------------------------------------
 True North Communications, Inc.                               200,000          7,150,00
                                                                              -------------
                                                                              18,377,381

-------------------------------------------------------------------------------------------
 RETAIL: SPECIALTY--3.1%
 Factory 2-U Stores, Inc.(1)                                   220,000         6,723,750
-------------------------------------------------------------------------------------------
 Footstar, Inc.(1)                                             150,000         4,846,875
-------------------------------------------------------------------------------------------
 Hot Topic, Inc.(1)                                            280,000         8,400,000
-------------------------------------------------------------------------------------------
 Skechers U.S.A., Inc., Cl. A(1)                               251,000         3,796,375
-------------------------------------------------------------------------------------------
 Tech Data Corp.(1)                                            320,000        13,680,000
-------------------------------------------------------------------------------------------
 Tweeter Home Entertainment Group, Inc.(1)                     110,000         3,994,375
-------------------------------------------------------------------------------------------
 Venator Group, Inc.(1)                                        600,000         7,425,000
-------------------------------------------------------------------------------------------
 Yankee Candle, Inc. (The)(1)                                  391,000         7,868,875
                                                                              -------------
                                                                              56,735,250

--------------------------------------------------------------------------------------------
 TEXTILE/APPAREL&HOME FURNISHINGS--1.7%
 Abercrombie&Fitch Co., Cl. A(1)                             614,400        11,712,000
-------------------------------------------------------------------------------------------
 Kenneth Cole Productions, Inc., Cl. A(1)                      138,200         4,880,187
-------------------------------------------------------------------------------------------
 Liz Claiborne, Inc.                                           220,000         8,470,000
-------------------------------------------------------------------------------------------
 Too, Inc.(1)                                                  250,000         5,937,500
                                                                               ------------
                                                                              30,999,687

-------------------------------------------------------------------------------------------
 CONSUMER STAPLES--4.0%
-------------------------------------------------------------------------------------------
 Sirius Satellite Radio, Inc.(1)                              244,000         12,901,500
-------------------------------------------------------------------------------------------
 XM Satellite Radio Holdings, Inc.(1)                         280,700         12,087,644
                                                                            ---------------
                                                                              24,989,144

                        12  OPPENHEIMER DISCOVERY FUND

                                                                            MARKET VALUE
                                                               SHARES         SEE NOTE 1
-------------------------------------------------------------------------------------------

 EDUCATION--0.9%
 Career Education Corp.(1)                                   189,700        $ 8,441,650
-------------------------------------------------------------------------------------------
 Corinthian Colleges, Inc.(1)                                146,800          8,661,200
-------------------------------------------------------------------------------------------
                                                                             17,102,850

-------------------------------------------------------------------------------------------
 ENTERTAINMENT--0.5%
 California Pizza Kitchen, Inc.(1)                            39,100          1,094,800
-------------------------------------------------------------------------------------------
 P.F. Chang's China Bistro, Inc.(1)                          232,500          8,035,781
                                                                           ----------------
                                                                              9,130,581

 FOOD--0.5%
 Performance Food Group Co.(1)                               259,800          9,774,975
-------------------------------------------------------------------------------------------
 FOOD &DRUG RETAILERS--0.7%
 Pathmark Stores, Inc.(1)                                    414,600          5,104,762
-------------------------------------------------------------------------------------------
 Whole Foods Market, Inc.(1)                                 150,000          8,053,125
                                                                            ---------------
                                                                             13,157,887

-------------------------------------------------------------------------------------------
 ENERGY--8.1%
-------------------------------------------------------------------------------------------
 ENERGY SERVICES--3.8%
 Cross Timbers Oil Co.                                       798,900         15,328,894
-------------------------------------------------------------------------------------------
 Dril-Quip, Inc.(1)                                          219,100          8,736,612
-------------------------------------------------------------------------------------------
 Hanover Compressor Co.(1)                                   160,000          5,270,000
-------------------------------------------------------------------------------------------
 Marine Drilling Cos., Inc.(1)                               300,300          8,577,319
-------------------------------------------------------------------------------------------
 Parker Drilling Co.(1)                                      991,900          6,943,300
-------------------------------------------------------------------------------------------
 Pride International, Inc.(1)                                420,000         11,130,000
-------------------------------------------------------------------------------------------
 Proton Energy Systems, Inc.(1)                               13,100            374,987
-------------------------------------------------------------------------------------------
 Tidewater, Inc.                                             329,200         14,978,600
                                                                            ---------------
                                                                             71,339,712

-------------------------------------------------------------------------------------------
 OIL: DOMESTIC--3.3%
 Devon Energy Corp.                                          200,000         12,030,000
-------------------------------------------------------------------------------------------
 Forest Oil Corp.(1)                                         275,000          4,451,562
-------------------------------------------------------------------------------------------
 Frontier Oil Corp.(1)                                       450,000          3,318,750
-------------------------------------------------------------------------------------------
 Key Energy Services, Inc.(1)                                570,000          5,593,125
-------------------------------------------------------------------------------------------
 Louis Dreyfus Natural Gas Corp.(1)                          391,000         15,493,375
-------------------------------------------------------------------------------------------
 Noble Affiliates, Inc.                                      200,000          7,425,000
-------------------------------------------------------------------------------------------
 Stone Energy Corp.(1)                                       145,000          7,975,000
-------------------------------------------------------------------------------------------
 Vintage Petroleum, Inc.                                     200,000          4,550,000
                                                                            ---------------
                                                                             60,836,812

 ------------------------------------------------------------------------------------------
 OIL: INTERNATIONAL--1.0%
 Precision Drilling Corp.(1)                                 150,000          5,343,750
-------------------------------------------------------------------------------------------
 Rio Alto Exploration Ltd.(1)                                275,000          5,848,731
-------------------------------------------------------------------------------------------
 Talisman Energy, Inc.(1)                                    185,000          6,485,943
                                                                            ---------------
                                                                             17,678,424

                         13  OPPENHEIMER DISCOVERY FUND

STATEMENT OF INVESTMENTS  Continued

-------------------------------------------------------------------------------

                                                                             MARKET VALUE
                                                               SHARES          SEE NOTE 1
-------------------------------------------------------------------------------------------
 FINANCIAL--4.2%
-------------------------------------------------------------------------------------------

 BANKS--2.0%
 Commerce Bancorp, Inc.                                      149,200          $  8,681,575
 ------------------------------------------------------------------------------------------
 East West Bancorp, Inc.                                     197,500             3,863,594
 ------------------------------------------------------------------------------------------
 Investors Financial Services Corp.                          300,000            18,937,500
 ------------------------------------------------------------------------------------------
 Silicon Valley Bancshares(1)                                100,000             5,823,437
                                                                              ------------
                                                                                37,306,106

-------------------------------------------------------------------------------------------
 DIVERSIFIED FINANCIAL--1.9%
 AmeriCredit Corp.(1)                                        198,400             5,716,400
-------------------------------------------------------------------------------------------
 ChoicePoint, Inc.(1)                                        300,000            13,762,500
-------------------------------------------------------------------------------------------
 eSPEED, Inc., Cl. A(1)                                      247,600             7,041,125
-------------------------------------------------------------------------------------------
 LaBranche &Co., Inc.(1)                                    265,700             8,867,737
                                                                              -------------
                                                                                35,387,762

-------------------------------------------------------------------------------------------
 INSURANCE--0.3%
 Annuity &Life RE Holdings Ltd.                             120,000             2,895,000
-------------------------------------------------------------------------------------------

 London Pacific Group Ltd., Sponsored ADR                    150,000             2,981,250
                                                                                -----------
                                                                                 5,876,250

-------------------------------------------------------------------------------------------
 HEALTHCARE--19.0%
-------------------------------------------------------------------------------------------

 HEALTHCARE/DRUGS--17.5%
 3 Dimensional Pharmaceuticals, Inc.(1)                       56,800             2,044,800
-------------------------------------------------------------------------------------------

 Accredo Health, Inc.(1)                                     217,700            10,640,087
-------------------------------------------------------------------------------------------
 Alexion Pharmaceuticals, Inc.(1)                             67,500             7,695,000
-------------------------------------------------------------------------------------------
 Alpharma, Inc., Cl. A                                       140,000             8,557,500
-------------------------------------------------------------------------------------------
 AmeriSource Health Corp., Cl. A(1)                          263,000            12,361,000
-------------------------------------------------------------------------------------------
 Arena Pharmaceuticals, Inc.(1)                               82,300             3,538,900
-------------------------------------------------------------------------------------------
 Aviron(1)                                                   219,400            12,793,762
-------------------------------------------------------------------------------------------
 Barr Laboratories, Inc.(1)                                  100,000             6,631,250
-------------------------------------------------------------------------------------------
 Caremark Rx, Inc.(1)                                      1,680,200            18,902,250
-------------------------------------------------------------------------------------------
 Cell Genesys, Inc.(1)                                       330,000             9,900,000
-------------------------------------------------------------------------------------------
 Cell Therapeutics, Inc.(1)                                   23,400             1,560,487
-------------------------------------------------------------------------------------------
 Charles River Laboratories International, Inc.(1)           260,200             8,846,800
-------------------------------------------------------------------------------------------
 Ciphergen Biosystems, Inc.(1)                                80,700             2,582,400
-------------------------------------------------------------------------------------------
 Coventry Health Care, Inc.(1)                               298,300             4,511,787
-------------------------------------------------------------------------------------------
 Cubist Pharmaceuticals, Inc.(1)                              80,000             4,165,000
-------------------------------------------------------------------------------------------
 CuraGen Corp.(1)                                            328,500            17,502,891
-------------------------------------------------------------------------------------------
 CV Therapeutics, Inc.(1)                                    257,500            20,028,672
-------------------------------------------------------------------------------------------
 Dendrite International, Inc.(1)                             189,700             5,086,331
-------------------------------------------------------------------------------------------
 Dura Pharmaceuticals, Inc.(1)                               150,000             5,306,250

                         14 OPPENHEIMER DISCOVERY FUND

                                                                              MARKET VALUE
                                                               SHARES           SEE NOTE 1
-------------------------------------------------------------------------------------------

 HEALTHCARE/DRUGS Continued
 Dusa Pharmaceuticals, Inc.(1)                               285,000          $  8,781,563
-------------------------------------------------------------------------------------------

 Eden Bioscience Corp.(1)                                     69,400             2,290,200
-------------------------------------------------------------------------------------------
 Enzon, Inc.(1)                                              250,000            16,500,000
-------------------------------------------------------------------------------------------
 Illumina, Inc.(1)                                            20,800               943,800
-------------------------------------------------------------------------------------------
 Inhale Therapeutic Systems, Inc.(1)                         310,000            17,476,250
-------------------------------------------------------------------------------------------
 Inspire Pharmaceuticals, Inc.(1)                            113,600             3,408,000
-------------------------------------------------------------------------------------------
 Laboratory Corp. of America Holdings, Inc.(1)               135,000            16,166,250
-------------------------------------------------------------------------------------------
 Matrix Pharmaceutical, Inc.(1)                              287,000             4,466,438
-------------------------------------------------------------------------------------------
 Neose Technologies, Inc.(1)                                 150,000             7,256,250
-------------------------------------------------------------------------------------------
 Protein Design Labs, Inc.(1)                                210,000            25,305,000
-------------------------------------------------------------------------------------------
 Regeneron Pharmaceuticals, Inc.(1)                          150,000             4,893,750
-------------------------------------------------------------------------------------------
 RehabCare Group, Inc.(1)                                     85,000             3,612,500
-------------------------------------------------------------------------------------------
 Rosetta Inpharmatics, Inc.(1)                               119,700             3,338,508
-------------------------------------------------------------------------------------------
 SurModics, Inc.(1)                                          198,800            10,884,300
-------------------------------------------------------------------------------------------
 Syncor International Corp.(1)                               120,000             4,417,500
-------------------------------------------------------------------------------------------
 Trigon Healthcare, Inc.(1)                                  355,400            18,680,713
-------------------------------------------------------------------------------------------
 XOMA Ltd.(1)                                             1,1244,400            16,233,525
                                                                               ------------
                                                                               327,309,714

-------------------------------------------------------------------------------------------
 HEALTHCARE/SUPPLIES&SERVICES--1.5%
 PhotoMedex, Inc.(1)                                         200,000             2,575,000
-------------------------------------------------------------------------------------------
 PolyMedica Corp.(1)                                         140,000             6,002,500
-------------------------------------------------------------------------------------------
 Province Healthcare Co.(1)                                  337,500            13,478,906
-------------------------------------------------------------------------------------------
 Triad Hospitals, Inc.(1)                                    220,000             6,462,500
                                                                                -----------
                                                                                28,518,906

-------------------------------------------------------------------------------------------
 TECHNOLOGY--35.7%
-------------------------------------------------------------------------------------------
 COMPUTER HARDWARE--5.6%
 Artesyn Technologies, Inc.(1)                               331,600             9,657,850
-------------------------------------------------------------------------------------------

 Avid Technology, Inc.(1)                                  1,156,900            16,196,600
-------------------------------------------------------------------------------------------
 Cobalt Networks, Inc.(1)                                    200,000            11,575,000
-------------------------------------------------------------------------------------------
 Creo Products, Inc.(1)                                      100,000             3,400,000
-------------------------------------------------------------------------------------------
 Handspring, Inc.(1)                                         226,700            15,656,469
-------------------------------------------------------------------------------------------
 Mentor Graphics Corp.(1)                                    732,700            17,264,244
-------------------------------------------------------------------------------------------
 Pixelworks, Inc.(1)                                          97,900             4,668,606
-------------------------------------------------------------------------------------------
 Quantum Corp./DLT& Storage Systems Group(1)              1,002,100            15,094,131
-------------------------------------------------------------------------------------------
 Read-Rite Corp.(1)                                          732,500             8,240,625
-------------------------------------------------------------------------------------------
 Silicon Storage Technology, Inc.(1)                         100,000             2,718,750
                                                                               ------------
                                                                               104,472,275

                          15 OPPENHEIMER DISCOVERY FUND

STATEMENT OF INVESTMENTS  Continued

-------------------------------------------------------------------------------

                                                                               MARKET VALUE
                                                               SHARES            SEE NOTE 1
-------------------------------------------------------------------------------------------

 COMPUTER SERVICES--4.5%
 Clarent Corp.(1)                                             120,000         $   4,725,000
-------------------------------------------------------------------------------------------
 Eclipsys Corp.(1)                                            199,600             3,193,600
-------------------------------------------------------------------------------------------
 Elastic Networks, Inc.(1)                                    112,100             1,562,394
-------------------------------------------------------------------------------------------
 HNC Software, Inc.(1)                                        274,700            22,473,894
-------------------------------------------------------------------------------------------
 OmniSky Corp.(1)                                             313,800             6,374,063
-------------------------------------------------------------------------------------------
 Packeteer, Inc.(1)                                           150,000             5,690,625
-------------------------------------------------------------------------------------------
 Shaw Communications, Inc., Cl. B                             337,950             7,749,086
-------------------------------------------------------------------------------------------
 SmartForce plc, Sponsored ADR(1)                             210,000             9,948,750
-------------------------------------------------------------------------------------------
 SynQuest, Inc.(1)                                            342,300             4,492,688
-------------------------------------------------------------------------------------------
 WebEx Communications, Inc.(1)                                268,200             9,889,875
-------------------------------------------------------------------------------------------
 WorldGate Communications, Inc.(1)                            408,400             8,576,400
                                                                            ---------------
                                                                                 84,676,375

-------------------------------------------------------------------------------------------
 COMPUTER SOFTWARE--13.3%
 Adept Technology, Inc.(1)                                     77,900             4,094,619
-------------------------------------------------------------------------------------------
 Advanced Digital Information Corp.(1)                        648,200             9,844,538
-------------------------------------------------------------------------------------------
 Advent Software, Inc.(1)                                      80,000             5,590,000
-------------------------------------------------------------------------------------------
 Aspen Technologies, Inc.(1)                                  151,200             6,822,900
-------------------------------------------------------------------------------------------
 Avant! Corp.(1)                                              300,000             5,475,000
-------------------------------------------------------------------------------------------
 Caminus Corp.(1)                                             449,900            17,883,525
-------------------------------------------------------------------------------------------
 Cognos, Inc.(1)                                              185,000             7,538,750
-------------------------------------------------------------------------------------------
 Concurrent Computer Corp.(1)                                 515,800             9,800,200
-------------------------------------------------------------------------------------------
 Corsair Communications, Inc.(1)                              400,000             3,125,000
-------------------------------------------------------------------------------------------
 Descartes Systems Group, Inc. (The)(1)                       152,400             7,543,800
-------------------------------------------------------------------------------------------
 Documentum, Inc.(1)                                          485,000            39,375,938
-------------------------------------------------------------------------------------------
 Genomica Corp.(1)                                            144,500             2,808,719
-------------------------------------------------------------------------------------------
 Informatica Corp.(1)                                         100,000             9,325,000
-------------------------------------------------------------------------------------------
 Interactive Intelligence, Inc.(1)                            100,000             3,931,250
-------------------------------------------------------------------------------------------
 Interwoven, Inc.(1)                                          130,000            14,698,125
-------------------------------------------------------------------------------------------
 Liberate Technologies, Inc.(1)                               372,200            10,770,538
-------------------------------------------------------------------------------------------
 Manugistics Group, Inc.(1)                                   200,000            19,625,000
-------------------------------------------------------------------------------------------
 NetIQ Corp.(1)                                               205,000            13,465,938
-------------------------------------------------------------------------------------------
 Peregrine Systems, Inc.(1)                                   316,400             5,991,825
-------------------------------------------------------------------------------------------
 Precise Software Solutions Ltd.(1)                             5,000               215,625
-------------------------------------------------------------------------------------------
 Quest Software, Inc.(1)                                      120,000             7,453,125
-------------------------------------------------------------------------------------------
 RSA Security, Inc.(1)                                        175,000             7,546,875
-------------------------------------------------------------------------------------------
 SignalSoft Corp.(1)                                           49,200             1,998,750
-------------------------------------------------------------------------------------------
 SonicWALL, Inc.(1)                                           278,000             7,923,000

                         16 OPPENHEIMER DISCOVERY FUND

                                                                              MARKET VALUE
                                                            SHARES              SEE NOTE 1
-------------------------------------------------------------------------------------------

 COMPUTER SOFTWARE Continued
 Sybase, Inc.(1)                                           900,000            $ 20,700,000
-------------------------------------------------------------------------------------------
 Verity, Inc.(1)                                           130,000               4,639,375
                                                                              -------------
                                                                               248,187,415

-------------------------------------------------------------------------------------------
 COMMUNICATIONS EQUIPMENT--2.6%
 Computer Network Technology Corp.(1)                      320,200              13,069,375
-------------------------------------------------------------------------------------------
 Plantronics, Inc.(1)                                      300,000              11,400,000
-------------------------------------------------------------------------------------------
 Polycom, Inc.(1)                                          200,000              13,393,750
-------------------------------------------------------------------------------------------
 Tut Systems, Inc.(1)                                      130,000              11,220,625
                                                                               ------------
                                                                                49,083,750

-------------------------------------------------------------------------------------------
 ELECTRONICS--9.7%
 ACT Manufacturing, Inc.(1)                                174,800               9,220,700
-------------------------------------------------------------------------------------------

 Alpha Industries, Inc.(1)                                 300,000              10,218,750
-------------------------------------------------------------------------------------------
 Cirrus Logic, Inc.(1)                                     597,400              24,082,688
-------------------------------------------------------------------------------------------
 DDi Corp./CA(1)                                            50,000               2,212,500
-------------------------------------------------------------------------------------------
 DSP Group(1)                                              200,000               7,475,000
-------------------------------------------------------------------------------------------
 Elantec Semiconductor, Inc.(1)                             74,400               7,412,100
-------------------------------------------------------------------------------------------
 Galileo Technology Ltd.(1)                                176,900               5,616,575
-------------------------------------------------------------------------------------------
 Intersil Holding Corp.(1)                                 190,900               9,521,138
-------------------------------------------------------------------------------------------
 Lattice Semiconductor Corp.(1)                            310,000              16,662,500
-------------------------------------------------------------------------------------------
 Merix Corp.(1)                                            170,000              11,018,125
-------------------------------------------------------------------------------------------
 Methode Electronics, Inc., Cl. A                          200,000               8,862,500
-------------------------------------------------------------------------------------------
 MIPS Technologies, Inc., Cl. A(1)                         125,000               5,750,000
-------------------------------------------------------------------------------------------
 MMC Networks, Inc.(1)                                      77,500               9,803,750
-------------------------------------------------------------------------------------------
 Oak Technology, Inc.(1)                                   510,000              13,961,250
-------------------------------------------------------------------------------------------
 Park Electrochemical Corp.                                 98,400               5,473,500
-------------------------------------------------------------------------------------------
 Semtech Corp.(1)                                          300,000              12,937,500
-------------------------------------------------------------------------------------------
 SMTC Corp.(1)                                              76,100               1,636,150
-------------------------------------------------------------------------------------------
 Supertex, Inc.(1)                                         121,200               6,105,450
-------------------------------------------------------------------------------------------
 TTM Technologies, Inc.(1)                                  74,400               1,748,400
-------------------------------------------------------------------------------------------
 Virata Corp.(1)                                           177,900              11,763,638
                                                                              -------------
                                                                               181,482,214

                         17 OPPENHEIMER DISCOVERY FUND

STATEMENT OF INVESTMENTS Continued

                                                                                                  MARKET VALUE
                                                                                     SHARES         SEE NOTE 1
---------------------------------------------------------------------------------------------------------------

 UTILITIES--1.0%
---------------------------------------------------------------------------------------------------------------
 GAS UTILITIES--1.0%
 Equitable Resources, Inc.                                                          228,100     $   14,455,838
---------------------------------------------------------------------------------------------------------------
 Western Gas Resources, Inc.                                                        175,000          4,385,938
                                                                                               ----------------
                                                                                                    18,841,776
                                                                                               ----------------
 Total Common Stocks (Cost $1,349,953,336)                                                       1,689,973,293

===============================================================================================================
 PREFERRED STOCKS--1.1%
 Candescent Technologies Corp., $2.50 Cv., Series D(1),(2)                        1,200,000         11,136,000
---------------------------------------------------------------------------------------------------------------
 Candescent Technologies Corp., Sr. Exchangeable, Series E(1),(2)                   800,000          7,824,000
---------------------------------------------------------------------------------------------------------------
 Candescent Technologies Corp., Sr. Exchangeable, Series F(1),(2)                   200,000          1,918,000
                                                                                               ----------------
                                                                                                    20,878,000
 Total Preferred Stocks (Cost $8,900,000)

                                                                                  PRINCIPAL
                                                                                     AMOUNT
---------------------------------------------------------------------------------------------------------------
 SHORT-TERM NOTES--2.7%
 CIT Group, Inc., 6.49%, 10/2/00                                               $ 25,000,000         24,995,493
---------------------------------------------------------------------------------------------------------------
 New Center Asset Trust, 6.52%, 10/19/00                                         25,000,000         24,918,500
                                                                                               ----------------
 Total Short-Term Notes (Cost $49,913,993)                                                          49,913,993

---------------------------------------------------------------------------------------------------------------
 REPURCHASE AGREEMENTS--6.2%
 Repurchase agreement with Banc One Capital Markets, Inc., 6.45%, dated 9/29/00, to be repurchased at $115,026,794 on 10/2/00, collateralized by U.S. Treasury Bonds, 5.25%-15.75%, 11/15/01-5/15/30,
 with a value of $49,014,759, U.S. Treasury Nts., 4.25%-8.50%,
 11/15/00-11/15/08, with a value of $68,345,451 and U.S. Treasury Bills,
 11/9/00, with a value of $23,552 (Cost $114,965,000)                           114,965,000       114,965,000
---------------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENTS, AT VALUE (COST $1,523,732,329)                                    100.5%    1,875,730,286
---------------------------------------------------------------------------------------------------------------
 LIABILITIES IN EXCESS OF OTHER ASSETS                                                 (0.5)       (8,472,107)
                                                                        ---------------------------------------
 NET ASSETS                                                                           100.0%   $1,867,258,179
                                                                        =======================================

 FOOTNOTES TO STATEMENT OF INVESTMENTS

 1. Non-income-producing security.
 2. Identifies issues considered to be illiquid or restricted--See Note 6 of
 Notes to Financial Statements.

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         18 OPPENHEIMER DISCOVERY FUND

STATEMENT OF ASSETS AND LIABILITIES  September 30, 2000

-----------------------------------------------------------------------------------------------

 ASSETS

 Investments, at value (cost $1,523,732,329)--see accompanying statement      $  1,875,730,286
-----------------------------------------------------------------------------------------------
 Cash                                                                                2,160,748
-----------------------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold                                                                   49,920,567
 Shares of beneficial interest sold                                                  3,653,002
 Interest and dividends                                                                119,785
 Other                                                                                 458,432
                                                                                 --------------
 Total assets                                                                    1,932,042,820

-----------------------------------------------------------------------------------------------
 LIABILITIES

 Payables and other liabilities:
 Investments purchased                                                              44,574,975
 Shares of beneficial interest redeemed                                             17,945,736
 Distribution and service plan fees                                                  1,052,320
 Transfer and shareholder servicing agent fees                                         287,063
 Trustees' compensation                                                                283,816
 Other                                                                                 640,731
                                                                                 --------------
 Total liabilities                                                                  64,784,641

-----------------------------------------------------------------------------------------------
 NET ASSETS                                                                   $  1,867,258,179
                                                                                 ==============
-----------------------------------------------------------------------------------------------
 COMPOSITION OF NET ASSETS

 Paid-in capital                                                              $  1,156,239,386
-----------------------------------------------------------------------------------------------
 Accumulated net investment loss                                                      (250,694)
-----------------------------------------------------------------------------------------------
 Accumulated net realized gain on investments and
 foreign currency transactions                                                     359,271,530
-----------------------------------------------------------------------------------------------
 Net unrealized appreciation on investments and translation
 of assets and liabilities denominated in foreign currencies                       351,997,957
                                                                                ---------------
 NET ASSETS                                                                   $  1,867,258,179
                                                                                ===============

                         19 OPPENHEIMER DISCOVERY FUND

STATEMENT OF ASSETS AND LIABILITIES  Continued

----------------------------------------------------------------------------------------------------
 NET ASSET VALUE PER SHARE

 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $1,286,297,575 and 19,265,911 shares of beneficial interest outstanding)                     $66.77
 Maximum offering price per share (net asset value plus sales charge of 5.75% of
 offering price)                                                                              $70.84
 ---------------------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $423,689,431
 and 6,726,524 shares of beneficial interest outstanding)                                     $62.99
----------------------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $70,140,296
 and 1,095,952 shares of beneficial interest outstanding)                                     $64.00
----------------------------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering price per share (based on net
 assets of $87,130,877 and 1,280,254 shares of beneficial interest outstanding)               $68.06

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          20 OPPENHEIMER DISCOVERY FUND

STATEMENT OF OPERATIONS For the Year Ended September 30, 2000

------------------------------------------------------------------------------------------------

INVESTMENT INCOME
 Interest                                                                           $ 10,494,605
------------------------------------------------------------------------------------------------
 Dividends (net of foreign withholding taxes of $2,297)                                  930,958
                                                                                    ------------
 Total income                                                                         11,425,563

------------------------------------------------------------------------------------------------
 EXPENSES

 Management fees                                                                      10,861,232
------------------------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                               2,843,155
 Class B                                                                               3,713,228
 Class C                                                                                 551,071
------------------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                               2,191,302
 Class B                                                                                 683,589
 Class C                                                                                  97,635
 Class Y                                                                                  65,049
------------------------------------------------------------------------------------------------
 Custodian fees and expenses                                                             102,655
------------------------------------------------------------------------------------------------
 Trustees' compensation                                                                   89,101
------------------------------------------------------------------------------------------------
 Other                                                                                 1,111,336
                                                                                    ------------
 Total expenses                                                                       22,309,353
 Less expenses paid indirectly                                                           (65,372)
                                                                                    ------------
 Net expenses                                                                         22,243,981

------------------------------------------------------------------------------------------------
 NET INVESTMENT LOSS                                                                 (10,818,418)

------------------------------------------------------------------------------------------------
 REALIZED AND UNREALIZED GAIN (LOSS)

 Net realized gain (loss) on:
 Investments                                                                         473,743,645
 Foreign currency transactions                                                          (171,938)

 Net realized gain                                                                   473,571,707
------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation) on:
 Investments                                                                         145,851,515
 Translation of assets and liabilities denominated in foreign currencies                (309,252)
                                                                                    ------------
 Net change                                                                          145,542,263
                                                                                    ------------
 Net realized and unrealized gain                                                    619,113,970

------------------------------------------------------------------------------------------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                               $608,295,552
                                                                                    ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          21 OPPENHEIMER DISCOVERY FUND

STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED SEPTEMBER 30,                                                              2000               1999
----------------------------------------------------------------------------------------------------------------

 OPERATIONS

Net investment loss                                                           $(10,818,418)      $(10,452,859)
----------------------------------------------------------------------------------------------------------------
Net realized gain                                                              473,571,707         79,072,011
----------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                          145,542,263         69,855,627
                                                                            ------------------------------------
Net increase in net assets resulting from operations                           608,295,552        138,474,779

----------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS

Distributions from net realized gain:
Class A                                                                        (48,950,971)       (33,486,062)
Class B                                                                        (15,499,580)       (10,003,098)
Class C                                                                         (1,945,396)        (1,248,219)
Class Y                                                                         (2,425,868)        (1,407,650)

----------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS

Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A                                                                        134,098,247       (265,166,206)
Class B                                                                         87,560,981        (58,016,597)
Class C                                                                         29,719,349         (8,383,628)
Class Y                                                                         34,700,391         (3,821,532)

----------------------------------------------------------------------------------------------------------------
NET ASSETS

Total increase (decrease)                                                      825,552,705       (243,058,213)
----------------------------------------------------------------------------------------------------------------
Beginning of period                                                          1,041,705,474      1,284,763,687
                                                                            ------------------------------------
End of period (including accumulated net investment
loss of $250,694 and $234,171, respectively)                                $1,867,258,179     $1,041,705,474
                                                                            ====================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          OPPENHEIMER DISCOVERY FUND

FINANCIAL HIGHLIGHTS

 CLASS A        YEAR ENDED SEPTEMBER 30,                 2000        1999         1998          1997          1996
----------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
Net asset value, beginning of period                    $43.26      $40.12       $51.72        $51.19        $43.65
----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                       (.32)       (.28)        (.26)         (.08)         (.13)
Net realized and unrealized gain (loss)                  26.72        4.84       (10.37)         4.12         11.26
                                                        --------------------------------------------------------------------
Total income (loss) from
investment operations                                    26.40        4.56       (10.63)         4.04         11.13
----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                     (2.89)      (1.42)        (.97)        (3.51)        (3.59)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $66.77      $43.26       $40.12        $51.72        $51.19
                                                        ====================================================================

TOTAL RETURN, AT NET ASSET VALUE(1)                      62.15%      11.59%      (20.78)%        9.16%        27.76%

----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                 $1,286        $750         $946        $1,330        $1,160
----------------------------------------------------------------------------------------------------------------------------
Average net assets (in millions)                        $1,176        $875       $1,216        $1,119          $938
----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment loss                                      (0.47)%     (0.69)%      (0.51)%       (0.17)%       (0.32)%
Expenses                                                  1.15%       1.31%        1.18%(3)      1.22%(3)      1.22%(3)
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    224%         73%          82%           69%           80%

 1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.
 Total returns are not annualized for periods of less than one full year.
 2. Annualized for periods of less than one full year.
 3. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          23 OPPENHEIMER DISCOVERY FUND

FINANCIAL HIGHLIGHTS Continued

 CLASS B        YEAR ENDED SEPTEMBER 30,                2000        1999        1998        1997        1996
-----------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
Net asset value, beginning of period                  $41.22      $38.58      $50.15      $50.10      $43.11
-----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                     (.47)       (.85)       (.55)       (.23)       (.23)
Net realized and unrealized gain (loss)                25.13        4.91      (10.05)       3.79       10.81

Total income (loss) from
investment operations                                  24.66        4.06      (10.60)       3.56       10.58
-----------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                   (2.89)      (1.42)       (.97)      (3.51)      (3.59)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $62.99      $41.22      $38.58      $50.15      $50.10
                                                      ===========================================================

-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(1)                    60.95%      10.73%     (21.37)%      8.33%      26.77%

-----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $424        $225        $266        $323        $194
-----------------------------------------------------------------------------------------------------------------
Average net assets (in millions)                        $372        $257        $319        $233        $120
-----------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment loss                                    (1.22)%     (1.45)%     (1.27)%     (0.93)%     (1.06)%
Expenses                                                1.90%       2.07%       1.94%(3)    1.97%(3)    1.99%(3)
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  224%         73%         82%         69%         80%

 1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.
 Total returns are not annualized for periods of less than one full year.
 2. Annualized for periods of less than one full year.
 3. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          24 OPPENHEIMER DISCOVERY FUND

 CLASS C        YEAR ENDED SEPTEMBER 30,                2000      1999       1998       1997       1996(1)
----------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
Net asset value, beginning of period                  $41.85     $39.15     $50.86     $50.73     $43.20
----------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                     (.24)      (.85)      (.55)      (.26)      (.21)
Net realized and unrealized gain (loss)                25.28       4.97     (10.19)      3.90      11.33
                                                       ---------------------------------------------------
Total income (loss) from
investment operations                                  25.04       4.12     (10.74)      3.64      11.12
----------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                   (2.89)     (1.42)      (.97)     (3.51)     (3.59)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $64.00     $41.85     $39.15     $50.86     $50.73
                                                      ====================================================

----------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(2)                    60.95%     10.73%    (21.34)%     8.39%     27.96%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                  $70        $27        $33        $42        $18
----------------------------------------------------------------------------------------------------------
Average net assets (in millions)                         $55        $32        $41        $26         $7
Ratios to average net assets:(3)
Net investment loss                                    (1.20)%    (1.45)%    (1.25)%    (0.92)%    (1.00)%
Expenses                                                1.90%      2.07%      1.92%(4)   1.94%(4)   2.03%(4)
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  224%        73%        82%        69%        80%

 1. For the period from October 2, 1995 (inception of offering) to September 30,
 1996.
 2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.
 Total returns are not annualized for periods of less than one full year.
 3. Annualized for periods of less than one full year.
 4. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          25 OPPENHEIMER DISCOVERY FUND

FINANCIAL HIGHLIGHTS Continued

CLASS Y         YEAR ENDED SEPTEMBER 30,                2000       1999       1998       1997       1996
--------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
Net asset value, beginning of period                  $43.92     $40.63     $52.17     $51.44     $43.74
--------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                            (.30)      (.17)      (.09)       .02       (.02)
Net realized and unrealized gain (loss)                27.33       4.88     (10.48)      4.22      11.31
                                                       -------------------------------------------------------
Total income (loss) from
investment operations                                  27.03       4.71     (10.57)      4.24      11.29
--------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                   (2.89)     (1.42)      (.97)     (3.51)     (3.59)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $68.06     $43.92     $40.63     $52.17     $51.44
                                                      ========================================================

--------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(1)                    62.68%     11.82%    (20.47)%     9.50%     28.09%

--------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                  $87        $39        $40        $45        $32
--------------------------------------------------------------------------------------------------------------
Average net assets (in millions)                         $77        $41        $45        $35        $19
--------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income (loss)                           (0.11)%    (0.48)%    (0.15)%     0.15%     (0.04)%
Expenses                                                0.80%      1.11%      0.81%(3)   0.89%(3)   0.99%(3)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  224%        73%        82%        69%        80%

 1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.
 Total returns are not annualized for periods of less than one full year.
 2. Annualized for periods of less than one full year.
 3. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          26 OPPENHEIMER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS

===============================================================================
1. SIGNIFICANT ACCOUNTING POLICIES
 Oppenheimer Discovery Fund (the Fund) is registered under the Investment
 Company Act of 1940, as amended, as an open-end management investment company.
 The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC).
 Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B and C have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
 SECURITIES VALUATION. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities
 (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value.
 Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type"
 debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
 FOREIGN CURRENCY TRANSLATION. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
     The effect of changes in foreign currency exchange rates on  investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

                         27 OPPENHEIMER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS Continued

================================================================================
 1. SIGNIFICANT ACCOUNTING POLICIES  Continued
 REPURCHASE AGREEMENTS. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.
--------------------------------------------------------------------------------
 ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
 FEDERAL TAXES. The Fund intends to continue to comply with provisions of the
 Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.
--------------------------------------------------------------------------------
 TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent Board of Trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended September 30, 2000, a provision of $27,443 was made for the Fund's projected benefit obligations and payments of $10,918 were made to retired trustees, resulting in an accumulated liability of $252,850 as of September 30,
 2000.
    The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund.
 Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Board of Trustees in shares of one or more Oppenheimer funds selected by the trustee. The amount paid to the Board of Trustees under the plan will be determined based upon the performance of the selected funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.
--------------------------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

                         28 OPPENHEIMER DISCOVERY FUND

--------------------------------------------------------------------------------
 CLASSIFICATION OF DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.
    The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended September 30, 2000, amounts have been reclassified to reflect an increase in paid-in capital of $101,090,271, a decrease in accumulated net investment loss of $10,801,895, and a decrease in accumulated net realized gain on investments of $111,892,166. This reclassification includes $101,090,271 distributed in connection with Fund share redemptions which increased paid-in capital and reduced accumulated net realized gain. Net assets of the Fund were unaffected by the reclassifications.
--------------------------------------------------------------------------------
 EXPENSE OFFSET ARRANGEMENTS. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
 OTHER. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.
    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

                         29 OPPENHEIMER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS Continued

================================================================================
 2. SHARES OF BENEFICIAL INTEREST
 The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                YEAR ENDED SEPTEMBER 30, 2000      YEAR ENDED SEPTEMBER 30, 1999
                                      SHARES           AMOUNT           SHARES            AMOUNT
------------------------------------------------------------------------------------------------------------------------------------

 CLASS A
 Sold                             10,572,195    $ 700,492,924        7,340,366    $  305,832,917
 Dividends and/or
 distributions reinvested            835,171       47,755,057          780,123        31,868,038
 Redeemed                         (9,489,580)    (614,149,734)     (14,350,871)     (602,867,161)
                                  --------------------------------------------------------------------
 Net increase (decrease)           1,917,786     $134,098,247       (6,230,382)    $(265,166,206)
                                  ====================================================================

------------------------------------------------------------------------------------------------------------------------------------
 CLASS B
 Sold                              3,332,677    $ 214,014,951        1,771,225      $ 70,895,318
 Dividends and/or
 distributions reinvested            279,543       15,170,839          249,023         9,751,761
 Redeemed                         (2,336,781)    (141,624,809)      (3,455,595)     (138,663,676)
                                  --------------------------------------------------------------------
 Net increase (decrease)           1,275,439     $ 87,560,981       (1,435,347)    $ (58,016,597)
                                  ====================================================================

------------------------------------------------------------------------------------------------------------------------------------
 CLASS C
 Sold                              1,784,337    $ 112,381,786        1,894,040    $   76,754,870
 Dividends and/or
 distributions reinvested             34,336        1,893,313           30,536         1,214,123
 Redeemed                         (1,377,721)     (84,555,750)      (2,123,773)      (86,352,621)
                                  -------------------------------------------------------------------
 Net increase (decrease)             440,952     $ 29,719,349         (199,197)      $(8,383,628)
                                  ===================================================================

------------------------------------------------------------------------------------------------------------------------------------
 CLASS Y
 Sold                              1,639,835    $ 118,744,235          453,623    $   19,236,361
 Dividends and/or
 distributions reinvested             41,732        2,425,868           34,009         1,407,649
 Redeemed                         (1,293,525)     (86,469,712)        (571,735)      (24,465,542)
                                  -------------------------------------------------------------------
 Net increase (decrease)             388,042     $ 34,700,391          (84,103)    $  (3,821,532)
                                  ===================================================================

====================================================================================================================================

 3. PURCHASES AND SALES OF SECURITIES
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended September 30, 2000, were
 $3,634,297,821 and $3,327,383,050, respectively.

 As of September 30, 2000, unrealized appreciation (depreciation) based on cost of securities for federal income tax purposes of $1,528,354,760 was:

 Gross unrealized appreciation         $ 412,482,160
 Gross unrealized depreciation           (65,106,634)
                                       --------------
 Net unrealized appreciation           $ 347,375,526
                                       =============

                         30 OPPENHEIMER DISCOVERY FUND

================================================================================
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of
 0.75% of the first $200 million of average annual net assets, 0.72% of the next
 $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million,
 0.60% of the next $700 million and 0.58% of average annual net assets in excess of $1.5 billion. The Fund's management fee for the year ended September 30,
 2000, was an annualized rate of 0.65%, before any waiver by the Manager if applicable.
--------------------------------------------------------------------------------
 TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the
 Manager, acts as the transfer and shareholder servicing agent for the Fund on an "at-cost" basis. OFS also acts as the transfer and shareholder servicing agent for the other Oppenheimer funds.
--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLAN FEES. Under its General Distributor's Agreement
 with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                            AGGREGATE        CLASS A   COMMISSIONS    COMMISSIONS   COMMISSIONS
                            FRONT-END      FRONT-END    ON CLASS A     ON CLASS B    ON CLASS C
                        SALES CHARGES  SALES CHARGES        SHARES         SHARES        SHARES
                           ON CLASS A    RETAINED BY   ADVANCED BY    ADVANCED BY   ADVANCED BY
 YEAR ENDED                    SHARES    DISTRIBUTOR  DISTRIBUTOR(1) DISTRIBUTOR(1)DISTRIBUTOR(1)
------------------------------------------------------------------------------------------------------------------------------------

 September 30, 2000        $2,632,889       $794,399      $342,591     $3,080,610      $255,800

 1. The Distributor advances commission payments to dealers for certain sales of
 Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.

                              CLASS A                      CLASS B                      CLASS C
                  CONTINGENT DEFERRED          CONTINGENT DEFERRED          CONTINGENT DEFERRED
                        SALES CHARGES                SALES CHARGES                SALES CHARGES
 YEAR ENDED   RETAINED BY DISTRIBUTOR      RETAINED BY DISTRIBUTOR      RETAINED BY DISTRIBUTOR
------------------------------------------------------------------------------------------------------------------------------------

 September 30, 2000           $32,097                     $630,269                      $13,194

    The Fund has adopted a Service Plan for Class A shares and Distribution and
 Service Plans for Class B and Class C shares under Rule 12b-1 of the Investment
 Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.

--------------------------------------------------------------------------------
 CLASS A SERVICE PLAN FEES. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of
 Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares of the Fund. For the year ended September
 30, 2000, payments under the Class A plan totaled $2,843,155 prior to Manager waiver if applicable, all of which were paid by the Distributor to recipients, and included $215,426 paid to an affiliate of the Manager. Any unreimbursed expenses the

                         31 OPPENHEIMER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS Continued

================================================================================
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES  Continued
 Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.
--------------------------------------------------------------------------------
 CLASS B AND CLASS C DISTRIBUTION AND SERVICE PLAN FEES. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B and Class C plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.
    The Distributor retains the asset-based sales charge on Class B shares. The
 Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The asset-based sales charges on Class B and Class C shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.
    The Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the
 Fund under the plans. If any plan is terminated by the Fund, the Board of
 Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carry-forward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

 Distribution fees paid to the Distributor for the year ended September 30,
 2000, were as follows:

                                                                 DISTRIBUTOR'S     DISTRIBUTOR'S
                                                                     AGGREGATE      UNREIMBURSED
                                                                  UNREIMBURSED     EXPENSES AS %
                              TOTAL PAYMENTS  AMOUNT RETAINED         EXPENSES     OF NET ASSETS
                                  UNDER PLAN   BY DISTRIBUTOR       UNDER PLAN          OF CLASS
--------------------------------------------------------------------------------------------------------

 Class B Plan                     $3,713,228       $2,970,317       $7,572,564                1.79%
 Class C Plan                        551,071          180,403          796,157                1.14
========================================================================================================

 5. FOREIGN CURRENCY CONTRACTS
 A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
    The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of
 Assets and Liabilities.

                         32 OPPENHEIMER DISCOVERY FUND

--------------------------------------------------------------------------------
    The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.
    Securities denominated in foreign currency to cover net exposure on outstanding foreign currency contracts are noted in the Statement of
 Investments where applicable.

================================================================================
 6. ILLIQUID OR RESTRICTED SECURITIES
 As of September 30, 2000, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of September 30, 2000, was $20,878,000, which represents 1.12% of the Fund's net assets, all of which is considered restricted. Information concerning restricted securities is as follows:

                                                                                     VALUATION
                                                                                  PER UNIT AS OF
 SECURITY                                    ACQUISITION DATE    COST PER UNIT     SEPTEMBER 30, 2000
------------------------------------------------------------------------------------------------------------------------------------

 STOCKS AND WARRANTS
 Candescent Technologies Corp., 2.50% Cv.,
 Series D                                                   3/31/95         $2.50             $9.28
------------------------------------------------------------------------------------------------------------------------------------
 Candescent Technologies Corp., Sr. Exchangeable,
 Series E                                                   4/24/96          5.50              9.78
------------------------------------------------------------------------------------------------------------------------------------
 Candescent Technologies Corp., Sr. Exchangeable,
 Series F                                                   6/11/97          7.50              9.59

 7. BANK BORROWINGS
================================================================================
 The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively.
 Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of
 0.08% per annum.
    The Fund had no borrowings outstanding during the year ended September 30,
 2000.

                         33 OPPENHEIMER DISCOVERY FUND

FINANCIAL HIGHLIGHTS

 CLASS A        YEAR ENDED SEPTEMBER 30,                 2000        1999         1998          1997          1996
----------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
Net asset value, beginning of period                    $43.26      $40.12       $51.72        $51.19        $43.65
----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                       (.32)       (.28)        (.26)         (.08)         (.13)
Net realized and unrealized gain (loss)                  26.72        4.84       (10.37)         4.12         11.26
                                                        --------------------------------------------------------------------
Total income (loss) from
investment operations                                    26.40        4.56       (10.63)         4.04         11.13
----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                     (2.89)      (1.42)        (.97)        (3.51)        (3.59)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $66.77      $43.26       $40.12        $51.72        $51.19
                                                        ====================================================================

TOTAL RETURN, AT NET ASSET VALUE(1)                      62.15%      11.59%      (20.78)%        9.16%        27.76%

----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                 $1,286        $750         $946        $1,330        $1,160
----------------------------------------------------------------------------------------------------------------------------
Average net assets (in millions)                        $1,176        $875       $1,216        $1,119          $938
----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment loss                                      (0.47)%     (0.69)%      (0.51)%       (0.17)%       (0.32)%
Expenses                                                  1.15%       1.31%        1.18%(3)      1.22%(3)      1.22%(3)
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    224%         73%          82%           69%           80%

 1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.
 Total returns are not annualized for periods of less than one full year.
 2. Annualized for periods of less than one full year.
 3. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

                          OPPENHEIMER DISCOVERY FUND

FINANCIAL HIGHLIGHTS Continued

 CLASS B        YEAR ENDED SEPTEMBER 30,                2000        1999        1998        1997        1996
-----------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
Net asset value, beginning of period                  $41.22      $38.58      $50.15      $50.10      $43.11
-----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                     (.47)       (.85)       (.55)       (.23)       (.23)
Net realized and unrealized gain (loss)                25.13        4.91      (10.05)       3.79       10.81

Total income (loss) from
investment operations                                  24.66        4.06      (10.60)       3.56       10.58
-----------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                   (2.89)      (1.42)       (.97)      (3.51)      (3.59)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $62.99      $41.22      $38.58      $50.15      $50.10
                                                      ===========================================================

-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(1)                    60.95%      10.73%     (21.37)%      8.33%      26.77%

-----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $424        $225        $266        $323        $194
-----------------------------------------------------------------------------------------------------------------
Average net assets (in millions)                        $372        $257        $319        $233        $120
-----------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment loss                                    (1.22)%     (1.45)%     (1.27)%     (0.93)%     (1.06)%
Expenses                                                1.90%       2.07%       1.94%(3)    1.97%(3)    1.99%(3)
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  224%         73%         82%         69%         80%

 1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.
 Total returns are not annualized for periods of less than one full year.
 2. Annualized for periods of less than one full year.
 3. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

                           OPPENHEIMER DISCOVERY FUND

 CLASS C        YEAR ENDED SEPTEMBER 30,                2000      1999       1998       1997       1996(1)
----------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
Net asset value, beginning of period                  $41.85     $39.15     $50.86     $50.73     $43.20
----------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                     (.24)      (.85)      (.55)      (.26)      (.21)
Net realized and unrealized gain (loss)                25.28       4.97     (10.19)      3.90      11.33
                                                       ---------------------------------------------------
Total income (loss) from
investment operations                                  25.04       4.12     (10.74)      3.64      11.12
----------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                   (2.89)     (1.42)      (.97)     (3.51)     (3.59)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $64.00     $41.85     $39.15     $50.86     $50.73
                                                      ====================================================

----------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(2)                    60.95%     10.73%    (21.34)%     8.39%     27.96%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                  $70        $27        $33        $42        $18
----------------------------------------------------------------------------------------------------------
Average net assets (in millions)                         $55        $32        $41        $26         $7
Ratios to average net assets:(3)
Net investment loss                                    (1.20)%    (1.45)%    (1.25)%    (0.92)%    (1.00)%
Expenses                                                1.90%      2.07%      1.92%(4)   1.94%(4)   2.03%(4)
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  224%        73%        82%        69%        80%

 1. For the period from October 2, 1995 (inception of offering) to September 30,
 1996.
 2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.
 Total returns are not annualized for periods of less than one full year.
 3. Annualized for periods of less than one full year.
 4. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

                           OPPENHEIMER DISCOVERY FUND

FINANCIAL HIGHLIGHTS Continued

CLASS Y         YEAR ENDED SEPTEMBER 30,                2000       1999       1998       1997       1996
--------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
Net asset value, beginning of period                  $43.92     $40.63     $52.17     $51.44     $43.74
--------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                            (.30)      (.17)      (.09)       .02       (.02)
Net realized and unrealized gain (loss)                27.33       4.88     (10.48)      4.22      11.31
                                                       -------------------------------------------------------
Total income (loss) from
investment operations                                  27.03       4.71     (10.57)      4.24      11.29
--------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                   (2.89)     (1.42)      (.97)     (3.51)     (3.59)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $68.06     $43.92     $40.63     $52.17     $51.44
                                                      ========================================================

--------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(1)                    62.68%     11.82%    (20.47)%     9.50%     28.09%

--------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                  $87        $39        $40        $45        $32
--------------------------------------------------------------------------------------------------------------
Average net assets (in millions)                         $77        $41        $45        $35        $19
--------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income (loss)                           (0.11)%    (0.48)%    (0.15)%     0.15%     (0.04)%
Expenses                                                0.80%      1.11%      0.81%(3)   0.89%(3)   0.99%(3)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  224%        73%        82%        69%        80%

 1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.
 Total returns are not annualized for periods of less than one full year.
 2. Annualized for periods of less than one full year.
 3. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

                           OPPENHEIMER DISCOVERY FUND

                                                                  A-1
                                                              Appendix A

                                                       Industry Classifications
                                                       ------------------------

Aerospace/Defense                                            Food and Drug Retailers
Air Transportation                                           Gas Utilities
Asset-Backed                                                 Health Care/Drugs
Auto Parts and Equipment                                     Health Care/Supplies&Services
Automotive                                                   Homebuilders/Real Estate
Bank Holding Companies                                       Hotel/Gaming
Banks                                                        Industrial Services
Beverages                                                    Information Technology
Broadcasting                                                 Insurance
Broker-Dealers                                               Leasing& Factoring
Building Materials                                           Leisure
Cable Television                                             Manufacturing
Chemicals                                                    Metals/Mining
Commercial Finance                                           Nondurable Household Goods
Communication Equipment                                      Office Equipment
Computer Hardware                                            Oil - Domestic
Computer Software                                            Oil - International
Conglomerates                                                Paper
Consumer Finance                                             Photography
Consumer Services                                            Publishing
Containers                                                   Railroads&Truckers
Convenience Stores                                           Restaurants
Department Stores                                            Savings& Loans
Diversified Financial                                        Shipping
Diversified Media                                            Special Purpose Financial
Drug Wholesalers                                             Specialty Printing
Durable Household Goods                                      Specialty Retailing
Education                                                    Steel
Electric Utilities                                           Telecommunications - Long Distance
Electrical Equipment                                         Telephone - Utility
Electronics                                                  Textile, Apparel& Home Furnishings
Energy Services                                              Tobacco
Entertainment/Film                                           Trucks and Parts
Environmental                                                Wireless Services
Food

                                                                 B-15
                                                              Appendix B

                                    OppenheimerFunds Special Sales Charge Arrangements and Waivers

In certain cases, the initial sales charge that applies to purchases of Class A shares2 of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.3  That is because of the economies of sales efforts realized by OppenheimerFunds Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors.

Not all waivers apply to all funds. For example, waivers relating to Retirement Plans do not apply to Oppenheimer municipal funds, because shares of those funds are not available for purchase by or on behalf of retirement plans. Other waivers apply only to shareholders of certain funds.

For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional Information of the
applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:
(1)      plans qualified under Sections 401(a) or 401(k) of the Internal Revenue Code,
(2)      non-qualified deferred compensation plans,
(3)      employee benefit plans4
(4)      Group Retirement Plans5
(5)      403(b)(7) custodial plan accounts
(6)      Individual Retirement Accounts ("IRAs"), including traditional IRAs, Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the Distributor or the transfer agent (referred to in this document as the "Transfer Agent") of the particular
Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the
Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the "Manager").

Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.

I.                                Applicability of Class A Contingent Deferred Sales Charges in Certain Cases

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to Initial Sales Charge but May Be Subject to the Class A
Contingent Deferred Sales Charge (unless a waiver applies).

         There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below.
However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within 18 months of the end of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption). Additionally, on shares purchased under these waivers that are subject to the Class A contingent deferred sales charge, the Distributor will pay the applicable concession described in the Prospectus under "Class A Contingent Deferred Sales
Charge."6 This waiver provision applies to:
-        Purchases of Class A shares aggregating $1 million or more.
-        Purchases of Class A shares by a Retirement Plan that was permitted to purchase such shares at net asset value but subject to a contingent deferred sales charge prior to March 1, 2001.
-        Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:
(1)      through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or
(2)      by a direct rollover of a distribution from a qualified Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.
      -           Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:
(1)      The record keeping is performed by Merrill Lynch Pierce Fenner&Smith, Inc. ("Merrill Lynch") on a daily valuation basis for the Retirement Plan. On the date the plan sponsor signs the record-keeping service agreement with Merrill Lynch, the
              Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by
              Merrill Lynch Investment Management, L.P. ("MLIM"), that are made available under a Service Agreement between Merrill
              Lynch and the mutual fund's principal underwriter or distributor, and  (b) funds advised or managed by MLIM (the funds described in (a) and (b) are referred to as "Applicable Investments").
(2)      The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets
              (excluding assets invested in money market funds) invested in Applicable Investments.
(3)      The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).
      -           Purchases by a Retirement  Plan whose record keeper had a  cost-allocation  agreement  with the Transfer  Agent on or before March 1, 2001.

II.                                          Waivers of Class A Sales Charges of Oppenheimer Funds

A.  Waivers of Initial and Contingent Deferred Sales Charges for Certain Purchasers.

Class A shares purchased by the following investors are not subject to any Class A sales charges (and no concessions are paid by the
Distributor on such purchases):
-        The Manager or its affiliates.
-

     Present or former officers, directors, trustees and employees (and their "immediate families") of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews; relatives by virtue of a remarriage
         (step-children, step-parents, etc.) are included.
-        Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
-        Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
-        Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor)
         or with the Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
-        Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the Distributor providing specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
-        Investment advisors and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
-        "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
-        Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the
         Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
-        Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
-        Accounts for which Oppenheimer Capital (or its successor) is the investment advisor (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.
-        A unit investment trust that has entered into an appropriate agreement with the Distributor.
-        Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.
-        Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the
         Distributor for those purchases.
-        A TRAC-2000 401(k) plan (sponsored by the former Quest for Value Advisors) whose Class B or Class C shares of a Former Quest for Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November 24, 1995.
-        A qualified Retirement Plan that had agreed with the former Quest for Value Advisors to purchase shares of any of the Former
         Quest for Value Funds at net asset value, with such shares to be held through DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by December 31, 1996.
B.  Waivers of Initial and Contingent Deferred Sales Charges in Certain Transactions.

Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the
Distributor on such purchases):
      -           Shares issued in plans of reorganization,  such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.
-        Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds
         (other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the
         Distributor.
-        Shares purchased through a broker-dealer that has entered into a special agreement with the Distributor to allow the broker's customers to purchase and pay for shares of Oppenheimer funds using the proceeds of shares redeemed in the prior 30 days from a mutual fund (other than a fund managed by the Manager or any of its subsidiaries) on which an initial sales charge or contingent deferred sales charge was paid. This waiver also applies to shares purchased by exchange of shares of
         Oppenheimer Money Market Fund, Inc. that were purchased and paid for in this manner. This waiver must be requested when the purchase order is placed for shares of the Fund, and the Distributor may require evidence of qualification for this waiver.
-        Shares purchased with the proceeds of maturing principal units of any Qualified Unit Investment Liquid Trust Series.
-        Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.

C.  Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:
      -           To make  Automatic  Withdrawal  Plan  payments  that are limited  annually  to no more than 12% of the account  value adjusted annually.
-        Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (please refer to
         "Shareholder Account Rules and Policies," in the applicable fund Prospectus).
-        For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:
(1)      Following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established.
(2)      To return excess contributions.
(3)      To return contributions made due to a mistake of fact.
(4)      Hardship withdrawals, as defined in the plan.7
(5)      Under a Qualified Domestic Relations Order, as defined in the Internal Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code.
(6)      To meet the minimum distribution requirements of the Internal Revenue Code.
(7)      To make "substantially equal periodic payments" as described in Section 72(t) of the Internal Revenue Code.
(8)      For loans to participants or beneficiaries.
(9)      Separation from service.8
(10)     Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special arrangements with the Distributor.
(11)

         Plan termination or "in-service distributions," if the redemption proceeds are rolled over directly to an
                OppenheimerFunds-sponsored IRA.
      -           For distributions  from 401(k) plans sponsored by broker-dealers  that have entered into a special agreement with the
      Distributor allowing this waiver.

                            III. Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer Funds

The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A.  Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N contingent deferred sales charges will be waived for redemptions of shares in the following cases:
-        Shares redeemed involuntarily, as described in "Shareholder Account Rules and Policies," in the applicable Prospectus.
-        Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder, including a trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.
-        Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.
-        Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill
         Lynch or an independent record keeper under a contract with Merrill Lynch.
-        Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.
-        Redemptions requested in writing by a Retirement Plan sponsor of Class C shares of an Oppenheimer fund in amounts of
         $500,000 or more and made more than 12 months after the Retirement Plan's first purchase of Class C shares, if the redemption proceeds are invested in Class N shares of one or more Oppenheimer funds.
-        Distributions9 from Retirement Plans or other employee benefit plans for any of the following purposes:
(1)      Following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established in an Oppenheimer fund.
(2)      To return excess contributions made to a participant's account.
(3)      To return contributions made due to a mistake of fact.
(4)      To make hardship withdrawals, as defined in the plan.10
(5)      To make distributions required under a Qualified Domestic Relations Order or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code.
(6)      To meet the minimum distribution requirements of the Internal Revenue Code.
(7)      To make "substantially equal periodic payments" as described in Section 72(t) of the Internal Revenue Code.
(8)      For loans to participants or beneficiaries.11
(9)

         On account of the participant's separation from service.12
(10)     Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a Retirement Plan if the plan has made special arrangements with the Distributor.
(11)     Distributions made on account of a plan termination or "in-service" distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
(12)     For distributions from a participant's account under an Automatic Withdrawal Plan after the participant reaches age 59 1/2, as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted annually.
         (13)   Redemptions of Class B shares under an Automatic Withdrawal Plan for an account other than a Retirement Plan, if the aggregate value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.
         (14)   For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special arrangement with the
                Distributor allowing this waiver.
         -    Redemptions  of Class B shares  or Class C shares  under an  Automatic  Withdrawal  Plan  from an  account  other  than a
Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.

B.  Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:
-        Shares sold to the Manager or its affiliates.
-        Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
-        Shares issued in plans of reorganization to which the Fund is a party.
-        Shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above in Section I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.

IV.        Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer Funds Who Were Shareholders of Former Quest for
                                                                  Value Funds

The initial and contingent deferred sales charge rates and waivers for Class A, Class B and Class C shares described in the
Prospectus or Statement of Additional Information of the Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value Funds.  To be eligible, those persons must have been shareholders on November 24,
1995, when OppenheimerFunds, Inc. became the investment advisor to those former Quest for Value Funds.  Those funds include:

    Oppenheimer Quest Value Fund, Inc.                     Oppenheimer Small Cap Value Fund
    Oppenheimer Quest Balanced Value Fund                  Oppenheimer Quest Global Value Fund, Inc.
    Oppenheimer Quest Opportunity Value Fund

         These arrangements also apply to shareholders of the following funds when they merged (were reorganized) into various
Oppenheimer funds on November 24, 1995:

  Quest for Value U.S. Government Income Fund               Quest for Value New York Tax-Exempt Fund
  Quest for Value Investment Quality Income Fund            Quest for Value National Tax-Exempt Fund
  Quest for Value Global Income Fund                        Quest for Value California Tax-Exempt Fund

         All of the funds listed above are referred to in this Appendix as the "Former Quest for Value Funds."  The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an Oppenheimer fund that are either:
      -           acquired by such  shareholder  pursuant to an  exchange of shares of an  Oppenheimer  fund that was one of the Former
      Quest for Value Funds, or
         -        purchased by such shareholder by exchange of shares of another  Oppenheimer  fund that were acquired  pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on November 24, 1995.

A.  Reductions or Waivers of Class A Sales Charges.

         - -  Reduced Class A Initial Sales Charge Rates for Certain Former Quest for Value Funds Shareholders.

Purchases by Groups and Associations.  The following table sets forth the initial sales charge rates for Class A shares purchased by members of "Associations" formed for any purpose other than the purchase of securities. The rates in the table apply if that
Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC
Distributors prior to November 24, 1995.

------------------------------ ---------------------------- ---------------------------- ----------------------------
Number of Eligible Employees   Initial Sales Charge as a    Initial Sales Charge as a    Concession as % of
or Members                     % of Offering Price          % of Net Amount Invested     Offering Price
------------------------------ ---------------------------- ---------------------------- ----------------------------
------------------------------ ---------------------------- ---------------------------- ----------------------------
9 or Fewer                                2.50%                        2.56%                        2.00%
------------------------------ ---------------------------- ---------------------------- ----------------------------
------------------------------ ---------------------------- ---------------------------- ----------------------------
At  least  10  but  not  more             2.00%                        2.04%                        1.60%
than 49
------------------------------ ---------------------------- ---------------------------- ----------------------------

         For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's
Prospectus.

         Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an Association, or the sales charge rate that applies under the Right of Accumulation described in the applicable fund's Prospectus and Statement of Additional Information. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Distributor.

         - -  Waiver of Class A Sales Charges for Certain Shareholders.  Class A shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:
              -   Shareholders who were shareholders of the AMA Family of Funds on February 28, 1991 and who acquired shares of any of the Former Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.
              -   Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the
                  Unified Funds.
         - -  Waiver of Class A Contingent Deferred Sales Charge in Certain Transactions.  The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

         Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee Retirement Income Security Act of
1974 and regulations adopted under that law.
B.  Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

         - -  Waivers for Redemptions of Shares Purchased Prior to March 6, 1995.  In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with:
                  -        withdrawals  under an automatic  withdrawal plan holding only either Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and
                  -        liquidation  of a  shareholder's  account if the  aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

         - -  Waivers for Redemptions of Shares Purchased on or After March 6, 1995 but Prior to November 24, 1995.  In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an
Oppenheimer fund that was a Former Quest For Value Fund or into which such Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:
-        redemptions  following the death or disability of the  shareholder(s)  (as evidenced by a determination of total disability by the U.S. Social Security Administration);
-        withdrawals  under an automatic  withdrawal plan (but only for Class B or Class C shares) where the annual  withdrawals do not exceed 10% of the initial value of the account value; adjusted annually, and
                  -        liquidation  of a  shareholder's  account if the  aggregate net asset value of shares held in the account is less than the required minimum account value.

         A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same
Class of shares in that fund or another Oppenheimer fund within 90 days after redemption.

    V. Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer Funds Who Were Shareholders of Connecticut Mutual
                                                       Investment Accounts, Inc.

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective
Prospectus (or this Appendix) of the following Oppenheimer funds (each is referred to as a "Fund" in this section):
     Oppenheimer U. S. Government Trust,
     Oppenheimer Bond Fund,
     Oppenheimer Value Fund and
     Oppenheimer Disciplined Allocation Fund
are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former
Connecticut Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut
Mutual Funds:

Connecticut Mutual Liquid Account                             Connecticut Mutual Total Return Account
Connecticut Mutual Government Securities Account              CMIA LifeSpan Capital Appreciation Account
Connecticut Mutual Income Account                             CMIA LifeSpan Balanced Account
Connecticut Mutual Growth Account                             CMIA Diversified Income Account

A.  Prior Class A CDSC and Class A Sales Charge Waivers.

         -    Class A Contingent Deferred Sales Charge. Certain shareholders of a Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A CDSC").
Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

         Those shareholders who are eligible for the prior Class A CDSC are:
(1)      persons whose purchases of Class A shares of a Fund and other Former Connecticut Mutual Funds were $500,000 prior to March
                18, 1996, as a result of direct purchases or purchases pursuant to the Fund's policies on Combined Purchases or Rights of Accumulation, who still hold those shares in that Fund or other Former Connecticut Mutual Funds, and
(2)      persons whose intended purchases under a Statement of Intention entered into prior to March 18, 1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a
                13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge.

         Any of the Class A shares of a Fund and the other Former Connecticut Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

         -    Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:
(1)      any purchaser, provided the total initial amount invested in the Fund or any one or more of the Former Connecticut Mutual
                Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and Rights of Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the Former Connecticut Mutual Funds or a Fund into which such Fund merged;
(2)      any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;
(3)      Directors of the Fund or any one or more of the Former Connecticut Mutual Funds and members of their immediate families;
(4)      employee benefit plans sponsored by Connecticut Mutual Financial Services, L.L.C. ("CMFS"), the prior distributor of the
                Former Connecticut Mutual Funds, and its affiliated companies;
(5)      one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
(6)      an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the Former
                Connecticut Mutual Funds, provided the institution had an agreement with CMFS.

         Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut
Mutual Funds described above.

         Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life Insurance Company through the Panorama Separate Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B.  Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or
Class B shares of a Former Connecticut Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former
Connecticut Mutual Fund. Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18,
1996:
(1)      by the estate of a deceased shareholder;
(2)      upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;
(3)      for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections
                401(a) or 403(b)(7)of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;
(4)      as tax-free returns of excess contributions to such retirement or employee benefit plans;
(5)      in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;
(6)      in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
(7)      in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
(8)      in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic Withdrawal Plan but limited to no more than 12% of the original value annually; or
(9)      as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of
                Incorporation, or as adopted by the Board of Directors of the Fund.

VI.                           Special Reduced Sales Charge for Former Shareholders of Advance America Funds, Inc.

Shareholders of Oppenheimer Municipal Bond Fund, Oppenheimer U.S. Government Trust, Oppenheimer Strategic Income Fund and Oppenheimer
Capital Income Fund who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance
America Funds, Inc. into those Oppenheimer funds on October 18, 1991, and who held shares of Advance America Funds, Inc. on March 30,
1990, may purchase Class A shares of those four Oppenheimer funds at a maximum sales charge rate of 4.50%.

                  VII. Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer Convertible Securities Fund

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
-        the Manager and its affiliates,
-        present or former officers, directors, trustees and employees (and their "immediate families" as defined in the Fund's
         Statement of Additional Information) of the Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment advisor of the Fund for their employees,
-        registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment advisor or distributor for that purpose,
-        dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
-        employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,
-        dealers, brokers, or registered investment advisors that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the Fund in specific investment products made available to their clients, and
-        dealers, brokers or registered investment advisors that had entered into an agreement with the Distributor or prior distributor of the Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment advisor provides administrative services.

---------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Discovery Fund
---------------------------------------------------------------------------------------------------------------------------------------

Internet Web Site:
         WWW.OPPENHEIMERFUNDS.COM
         ------------------------

Investment Adviser
         OppenheimerFunds, Inc.
         Two World Trade Center
         New York, New York 10048-0203

Distributor
         OppenheimerFunds Distributor, Inc.
         Two World Trade Center
         New York, New York 10048-0203

Transfer Agent
         OppenheimerFunds Services
         P.O. Box 5270
         Denver, Colorado 80217
         1-800-525-7048

Custodian Bank
         The Bank of New York
         One Wall Street
         New York, New York 10015

Independent Auditors
         KPMG LLP
         707 Seventeenth Street
         Denver, Colorado 80202

Legal Counsel
         Mayer, Brown, &Platt
         1675 Broadway
         New York, New York 10019

1234

PX500.0301

--------
1 Ms. Macaskill is not a Director of Oppenheimer Money Market Fund, Inc.
2 Certain waivers also apply to Class M shares of Oppenheimer Convertible Securities Fund.
3 In the case of Oppenheimer Senior Floating Rate Fund, a continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's Early Withdrawal Charges and references to "redemptions" mean "repurchases" of shares.
4 An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal Revenue Code, under which Class N shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
5 The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in
(or who are eligible to participate in) the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and
403(b) plans other than plans for public school employees. The term "Group Retirement Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor.
6 However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a Retirement Plan that pays for the purchase with the redemption proceeds of Class C shares of one or more
Oppenheimer funds held by the Plan for more than one year.
7 This provision does not apply to IRAs.
8 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.
9 The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the Plan.
10 This provision does not apply to IRAs.
11 This provision does not apply to loans from 403(b)(7) custodial plans.
12 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.